PHOENIX INVESTMENT PARTNERS



                          SEMIANNUAL REPORT

                                                     JUNE 30, 2000


                                                     Phoenix-Zweig
                                                     Appreciation Fund
                 Zweig
                                                     Phoenix-Zweig
                                                     Foreign Equity Fund

                                                     Phoenix-Zweig
                                                     Government Cash Fund

                                                     Phoenix-Zweig
                                                     Government Fund

                                                     Phoenix-Zweig
                                                     Growth & Income Fund

                                                     Phoenix-Zweig
                                                     Managed Assets

[LOGO] PHOENIX                                       Phoenix-Zweig
       INVESTMENT PARTNERS                           Strategy Fund

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial summary for the Phoenix-Zweig Funds for the six months ended June 30, 2000.

  If you have any questions, please call your financial advisor or a Phoenix customer service representative at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday. You can also purchase or exchange shares, check your balance, and review your account history any time by visiting our INVESTOR CENTER at WWW.PHOENIXINVESTMENTS.COM.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

JUNE 30, 2000

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

TABLE OF CONTENTS

Phoenix-Zweig Appreciation Fund...........................................     3
Phoenix-Zweig Foreign Equity Fund.........................................    15
Phoenix-Zweig Government Cash Fund........................................    25
Phoenix-Zweig Government Fund.............................................    31
Phoenix-Zweig Growth & Income Fund........................................    36
Phoenix-Zweig Managed Assets..............................................    46
Phoenix-Zweig Strategy Fund...............................................    60
Notes to Financial Statements.............................................    68

PHOENIX-ZWEIG APPRECIATION FUND

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--64.7%
AGRICULTURAL PRODUCTS--0.1%
Delta and Pine Land Co..................        10,000  $    250,625
AIR FREIGHT--0.4%
Cheap Tickets, Inc.(b)..................        17,800       213,600
Expeditors International of Washington,
Inc.....................................        10,100       479,750
                                                        ------------
                                                             693,350
                                                        ------------
AUTO PARTS & EQUIPMENT--0.2%
Applied Industrial Technologies, Inc....           900        14,737
Superior Industries International,
Inc.....................................         1,000        25,750
Tower Automotive, Inc.(b)...............        19,400       242,500
                                                        ------------
                                                             282,987
                                                        ------------
BANKS (REGIONAL)--1.8%
BancWest Corp...........................        10,700       175,881
Cathay Bancorp, Inc.....................         3,100       143,762
City National Corp......................        17,100       607,050
Colonial BancGroup, Inc. (The)..........        29,900       287,787
Greater Bay Bancorp.....................         3,400       158,950
Hibernia Corp. Class A..................        43,000       467,625
Investors Financial Services Corp.......        12,200       484,187
Republic Bancorp, Inc...................        12,500       111,719
Silicon Valley Bancshares(b)............         9,600       409,200
Southwest Bancorporation of Texas,
Inc.(b).................................        12,100       251,075
                                                        ------------
                                                           3,097,236
                                                        ------------
BEVERAGES (ALCOHOLIC)--0.1%
Canandaigua Brands, Inc. Class A(b).....         3,200       161,400
BEVERAGES (NON-ALCOHOLIC)--0.2%
Cott Corp.(b)...........................        63,900       383,400
BIOTECHNOLOGY--0.9%
AVANT Immunotherapeutics, Inc.(b).......         3,100        32,744
Aphton Corp.(b).........................         2,600        66,950
BioMarin Pharmaceutical, Inc.(b)........         3,000        51,000
Cephalon, Inc.(b).......................         3,000       179,625
Cerus Corp.(b)..........................           600        30,712
Connetics Corp.(b)......................         1,400        20,562
Enzon, Inc.(b)..........................         6,700       284,750
Genta, Inc.(b)..........................         3,600        23,400
Genzyme Transgenics Corp.(b)............         2,100        56,962

                                               SHARES      VALUE
                                              --------  ------------
BIOTECHNOLOGY--CONTINUED
Immune Response Corp. (The)(b)..........           300  $      3,262
Incyte Genomics, Inc.(b)................         5,200       427,375
NPS Pharmaceuticals, Inc.(b)............           700        18,725
Nabi(b).................................         9,100        66,544
Targeted Genetics Corp.(b)..............         1,800        26,775
Techne Corp.(b).........................         1,200       156,000
Techniclone Corp.(b)....................         4,000        15,500
Valentis, Inc.(b).......................         3,200        37,600
                                                        ------------
                                                           1,498,486
                                                        ------------
BUILDING MATERIALS--0.4%
Johns Manville Corp.....................        33,700       444,419
NCI Building Systems, Inc.(b)...........        16,600       336,150
                                                        ------------
                                                             780,569
                                                        ------------
CHEMICALS--0.2%
Airgas, Inc.(b).........................        12,400        70,525
Georgia Gulf Corp.......................        13,600       283,050
                                                        ------------
                                                             353,575
                                                        ------------
CHEMICALS (DIVERSIFIED)--0.3%
Engelhard Corp..........................        28,700       489,694
CHEMICALS (SPECIALTY)--0.4%
ATMI, Inc.(b)...........................         7,400       344,100
Cambrex Corp............................         5,900       265,500
                                                        ------------
                                                             609,600
                                                        ------------
COMMUNICATIONS EQUIPMENT--2.5%
ADTRAN, Inc.(b).........................         5,700       341,287
Advanced Fibre Communications,
Inc.(b).................................         7,000       317,187
Andrew Corp.(b).........................         5,500       184,594
Aspect Communications Corp.(b)..........         4,200       165,112
Audiovox Corp. Class A(b)...............         4,100        90,456
Brightpoint, Inc.(b)....................        30,100       260,553
Cable Design Technologies Corp.(b)......        11,100       371,850
Carrier Access Corp.(b).................         4,200       222,075
CommScope, Inc.(b)......................         7,200       295,200
Digital Microwave Corp.(b)..............         3,800       144,875
General Semiconductor, Inc.(b)..........        19,600       289,100
Glenayre Technologies, Inc.(b)..........        14,100       148,931
Harmonic, Inc.(b).......................         6,587       163,028
Mitel Corp.(b)..........................        24,500       514,500

                       See Notes to Financial Statements                       3

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
COMMUNICATIONS EQUIPMENT--CONTINUED
Natural MicroSystems Corp.(b)...........           700  $     78,706
Polycom, Inc.(b)........................         1,900       178,778
SonicWall, Inc.(b)......................           800        70,450
Tekelec(b)..............................         4,200       202,387
Terayon Communication Systems,
Inc.(b).................................         3,500       224,820
Westell Technologies, Inc.(b)...........        12,500       187,500
                                                        ------------
                                                           4,451,389
                                                        ------------
COMPUTERS (HARDWARE)--0.9%
Digital Lightwave, Inc.(b)..............         2,600       261,300
Emulex Corp.(b).........................         2,300       151,081
MRV Communications, Inc.(b).............         7,800       524,550
Micron Electronics, Inc.................        49,300       616,250
                                                        ------------
                                                           1,553,181
                                                        ------------
COMPUTERS (PERIPHERALS)--0.9%
Advanced Digital Information Corp.(b)...        12,700       202,406
Cybex Computer Products Corp.(b)........         8,100       348,300
Iomega Corp.(b).........................       128,100       512,400
MICROS Systems, Inc.(b).................         5,100        94,669
Maxtor Corp.(b).........................        24,200       255,612
Quantum Corp.-Hard Disk Drive(b)........        18,500       204,656
                                                        ------------
                                                           1,618,043
                                                        ------------
COMPUTERS (SOFTWARE & SERVICES)--6.8%
AGENCY.COM, Inc.(b).....................        13,900       247,594
ARTISTdirect, Inc.(b)...................           100           312
Actuate Corp.(b)........................         8,100       432,337
Advent Software, Inc.(b)................         5,600       361,200
Avant! Corp.(b).........................        17,800       333,472
BARRA, Inc.(b)..........................         6,500       322,156
BSQUARE Corp.(b)........................        12,400       278,225
BroadVision, Inc.(b)....................        19,400       985,762
Dendrite International, Inc.(b).........        17,100       569,644
eLoyalty Corp.(b).......................        23,600       300,900
Entrust Technologies, Inc.(b)...........         4,300       355,825
FileNET Corp.(b)........................        13,100       240,712
i2 Technologies, Inc.(b)................         2,750       286,730
ISS Group, Inc.(b)......................         4,600       454,178
Informix Corp.(b).......................        15,200       113,050
JDA Software Group, Inc.(b).............        21,800       418,287
LookSmart Ltd.(b).......................        10,600       196,100
Manhattan Associates, Inc.(b)...........         6,800       170,000
Mentor Graphics Corp.(b)................        30,700       610,162
Metasolv Software, Inc.(b)..............           600        26,400
Micromuse, Inc.(b)......................         1,700       281,323
MicroStrategy, Inc.(b)..................        10,900       327,000
NVIDIA Corp.(b).........................         3,800       241,537

                                               SHARES      VALUE
                                              --------  ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
Netegrity, Inc.(b)......................         5,300  $    399,156
ONYX Software Corp.(b)..................        11,500       341,406
Peregrine Systems, Inc.(b)..............         3,375       117,070
Phoenix Technologies Ltd.(b)............        14,000       228,375
Pivotal Corp.(b)........................         6,400       150,400
Predictive Systems, Inc.(b).............         5,500       197,656
Progress Software Corp.(b)..............        18,500       331,844
RSA Security, Inc. (b)..................         2,000       138,500
Rare Medium Group, Inc.(b)..............        10,000       158,125
Razorfish, Inc.(b)......................         4,600        73,887
Remedy Corp.(b).........................         7,600       423,700
SERENA Software, Inc.(b)................         8,700       395,034
Sybase, Inc.(b).........................        29,300       673,900
Titan Corp. (The)(b)....................         7,000       313,250
Travelocity.com, Inc.(b)................        13,200       216,150
WebTrends Corp.(b)......................         6,900       266,944
                                                        ------------
                                                          11,978,303
                                                        ------------
CONSTRUCTION (CEMENT & AGGREGATES)--0.2%
Centex Construction Products, Inc.......        11,244       255,098
Texas Industries, Inc...................         2,900        83,737
                                                        ------------
                                                             338,835
                                                        ------------
CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.1%
Fossil, Inc.(b).........................        11,750       228,391
CONSUMER FINANCE--0.5%
AmeriCredit Corp.(b)....................        31,200       530,400
Metris Cos., Inc........................        12,000       301,500
                                                        ------------
                                                             831,900
                                                        ------------
CONTAINERS & PACKAGING (PAPER)--0.1%
Mail-Well, Inc.(b)......................        27,800       239,775
DISTRIBUTORS (FOOD & HEALTH)--1.6%
AmeriSource Health Corp. Class A(b).....        21,100       654,100
Bindley Western Industries, Inc.........        19,900       526,106
Owens & Minor, Inc......................        57,300       984,844
PSS World Medical, Inc.(b)..............        23,500       157,891
Priority Healthcare Corp. Class B(b)....         6,500       483,031
                                                        ------------
                                                           2,805,972
                                                        ------------
ELECTRIC COMPANIES--0.5%
CMP Group, Inc..........................         8,000       234,500
Cleco Corp.(b)..........................         2,700        90,450
Empire District Electric Co. (The)......         8,100       178,706
IDACORP, Inc............................        10,500       338,625

4                      See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
ELECTRIC COMPANIES--CONTINUED
WPS Resource Corp.......................         1,900  $     57,000
                                                        ------------
                                                             899,281
                                                        ------------
ELECTRICAL EQUIPMENT--2.3%
Amphenol Corp. Class A(b)...............         4,600       304,462
C&D Technologies, Inc.(c)...............        12,400       700,600
C-COR.net Corp.(b)......................         7,500       202,500
Electro Scientific Industries,
Inc.(b).................................         9,600       422,700
Excel Technology, Inc.(b)...............        13,600       684,250
KEMET Corp.(b)..........................        12,200       305,762
Plexus Corp.(b).........................         2,600       293,800
Power-One, Inc.(b)......................         3,150       358,903
Sensormatic Electronics Corp.(b)........        28,600       452,237
Watsco, Inc.............................         5,900        73,750
Zomax, Inc.(b)..........................        18,100       237,562
                                                        ------------
                                                           4,036,526
                                                        ------------
ELECTRONICS (COMPONENT DISTRIBUTORS)--0.5%
Kent Electronics Corp.(b)...............        17,300       515,756
Pioneer-Standard Electronics, Inc.......        21,900       323,025
                                                        ------------
                                                             838,781
                                                        ------------
ELECTRONICS (DEFENSE)--0.1%
Mercury Computer Systems, Inc.(b).......         7,900       255,269
ELECTRONICS (INSTRUMENTATION)--1.8%
Coherent, Inc.(b).......................         5,500       461,312
Credence Systems Corp.(b)...............         2,600       143,487
Cytyc Corp.(b)..........................         8,600       459,025
LTX Corp.(b)............................        10,300       359,856
Methode Electronics, Inc. Class A.......         5,100       196,987
PerkinElmer, Inc........................         1,900       125,637
Robotic Vision Systems, Inc. (b)........        12,400       223,200
Sequenom, Inc.(b).......................           600        27,225
Thermo Instrument Systems, Inc. (b).....         8,200       153,750
Trimble Navigation Ltd.(b)..............         7,900       385,619
Varian, Inc.(b).........................        14,300       659,587
Zygo Corp.(b)...........................           100         9,081
                                                        ------------
                                                           3,204,766
                                                        ------------
ELECTRONICS (SEMICONDUCTORS)--2.8%
ANADIGICS, Inc.(b)......................         6,400       218,000
Actel Corp.(b)..........................        13,200       602,250
Amkor Technology, Inc.(b)...............         6,300       222,469
Burr-Brown Corp.(b).....................         2,800       242,725
Cirrus Logic, Inc.(b)...................        13,800       220,800
Cree, Inc.(b)...........................         2,800       373,800
Cypress Semiconductor Corp.(b)..........         4,000       169,000
Dallas Semiconductor Corp...............         4,300       175,225

                                               SHARES      VALUE
                                              --------  ------------
ELECTRONICS (SEMICONDUCTORS)--CONTINUED
ESS Technology, Inc.(b).................        17,200  $    249,400
Integrated Silicon Solution, Inc.(b)....         9,100       345,800
International Rectifier Corp.(b)........        10,500       588,000
Kopin Corp.(b)..........................         3,400       235,450
Micrel, Inc.(b).........................         3,400       147,687
Semtech Corp.(b)........................         6,000       458,906
Silicon Laboratories, Inc.(b)...........           900        47,812
TranSwitch Corp.(b).....................         6,050       466,984
TriQuint Semiconductor, Inc.(b).........         2,300       220,081
                                                        ------------
                                                           4,984,389
                                                        ------------
ENGINEERING & CONSTRUCTION--0.3%
Dycom Industries, Inc.(b)...............         6,500       299,000
Quanta Services, Inc.(b)................         3,200       176,000
SBA Communications Corp.(b).............         1,900        98,681
                                                        ------------
                                                             573,681
                                                        ------------
EQUIPMENT (SEMICONDUCTORS)--1.6%
Asyst Technologies, Inc.(b).............         7,000       239,750
Cymer, Inc.(b)..........................         9,000       429,750
Helix Technology Corp...................         4,900       191,100
Lam Research Corp.(b)...................        15,200       570,000
PRI Automation, Inc.(b).................         4,300       281,180
Silicon Valley Group, Inc.(b)...........        23,300       602,887
Varian Semiconductor Equipment
Associates, Inc.(b).....................         8,500       533,906
                                                        ------------
                                                           2,848,573
                                                        ------------
FINANCIAL (DIVERSIFIED)--0.5%
Doral Financial Corp....................        42,300       483,806
IndyMac Mortgage Holdings, Inc..........        12,600       170,887
Koger Equity............................         5,400        91,125
Mills Corp..............................         8,800       165,550
                                                        ------------
                                                             911,368
                                                        ------------
FOODS--1.1%
Del Monte Foods Co.(b)..................        10,500        71,531
Dreyer's Grand Ice Cream, Inc...........        16,800       352,800
Hain Celestial Group, Inc...............        10,200       374,213
International Home Foods, Inc.(b).......        15,700       328,719
McCormick & Co., Inc....................        24,300       789,750
                                                        ------------
                                                           1,917,013
                                                        ------------
FOOTWEAR--0.4%
Justin Industries, Inc..................        12,600       275,625
Stride Rite Corp. (The).................        34,900       213,763
Wolverine World Wide, Inc...............        21,000       207,375
                                                        ------------
                                                             696,763
                                                        ------------

                       See Notes to Financial Statements                       5

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.3%
Argosy Gaming Co.(b)....................        19,300  $    277,438
Aztar Corp.(b)..........................        61,900       959,450
Boyd Gaming Corp.(b)....................        29,800       165,763
Isle of Capri Casinos, Inc.(b)..........        16,800       227,850
Mandalay Resort Group(b)................         9,900       198,000
Pinnacle Entertainment, Inc.(b).........         8,400       163,275
Station Casinos, Inc.(b)................        12,300       307,500
                                                        ------------
                                                           2,299,276
                                                        ------------
GOLD & PRECIOUS METALS MINING--0.1%
Stillwater Mining Co.(b)................         6,400       177,600
HEALTH CARE (DIVERSIFIED)--0.2%
IVAX Corp.(b)...........................         6,500       269,750
Martek Biosciences Corp.(b).............         3,500        65,625
Neose Technologies, Inc.(b).............         1,600        67,300
                                                        ------------
                                                             402,675
                                                        ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.7%
Accredo Health, Inc.(b).................        11,500       397,469
Amylin Pharmaceuticals, Inc.(b).........         2,800        42,525
Bone Care International, Inc.(b)........         1,700        40,056
Celgene Corp.(b)........................         5,700       335,588
ImmunoGen, Inc.(b)......................         1,100        13,269
IntraBiotics Pharmaceuticals, Inc.(b)...           300         8,006
Kos Pharmaceuticals, Inc.(b)............         2,100        33,731
Matrix Pharmaceutical, Inc.(b)..........           600         7,838
SICOR, Inc.(b)..........................        28,700       229,600
SciClone Pharmaceuticals, Inc.(b).......         3,800        49,163
United Therapeutics Corp.(b)............           300        32,513
                                                        ------------
                                                           1,189,758
                                                        ------------
HEALTH CARE (GENERIC AND OTHER)--0.6%
Dura Pharmaceuticals, Inc.(b)...........        16,700       240,063
Jones Pharma, Inc.......................         5,500       219,656
Noven Pharmaceuticals, Inc.(b)..........        18,600       559,163
                                                        ------------
                                                           1,018,882
                                                        ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.3%
Quorum Health Group, Inc.(b)............        31,000       319,688
RehabCare Group, Inc.(b)................         4,600       125,350
Triad Hospitals, Inc.(b)................         6,600       159,638
                                                        ------------
                                                             604,676
                                                        ------------
HEALTH CARE (MANAGED CARE)--1.0%
Express Scripts, Inc. Class A(b)........         4,400       273,350
Mid Atlantic Medical Services,
Inc.(b).................................        58,500       789,750
Oxford Health Plans, Inc.(b)............        12,500       297,656

                                               SHARES      VALUE
                                              --------  ------------
HEALTH CARE (MANAGED CARE)--CONTINUED
US Oncology, Inc.(b)....................        65,100  $    325,500
                                                        ------------
                                                           1,686,256
                                                        ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.9%
ABIOMED, Inc.(b)........................         3,600       110,700
ADAC Laboratories(b)....................         5,900       141,600
Mentor Corp.(b).........................        10,300       280,031
Novoste Corp.(b)........................         4,400       268,400
Oakley, Inc.(b).........................        64,400       732,550
Respironics, Inc.(b)....................           400         7,200
STARR Surgical Co.(b)...................         2,600        29,088
Thermo Cardiosystems, Inc. (b)..........         1,900        19,000
                                                        ------------
                                                           1,588,569
                                                        ------------
HEALTH CARE (SPECIALIZED SERVICES)--1.2%
Advance Paradigm, Inc.(b)...............         8,900       182,450
Albany Molecular Research, Inc.(b)......         4,000       217,750
Covance, Inc.(b)........................        16,000       141,000
FuelCell Energy, Inc.(b)................         1,200        82,875
Hooper Holmes, Inc......................        27,100       216,800
Laboratory Corporation of America
Holdings(b).............................         6,900       532,163
Orthodontic Centers of America, Inc.
(b).....................................        20,100       454,763
SonoSite, Inc.(b).......................         1,000        28,813
Total Renal Care Holdings, Inc.(b)......        31,000       186,000
                                                        ------------
                                                           2,042,614
                                                        ------------
HOMEBUILDING--0.9%
Horton (D.R.), Inc......................        18,500       250,906
LNR Property Corp.......................        12,600       245,700
Lennar Corp.............................        23,000       465,750
Standard Pacific Corp...................        23,600       236,000
Toll Brothers, Inc.(b)..................         9,000       184,500
Trendwest Resorts, Inc.(b)..............        10,000       161,250
                                                        ------------
                                                           1,544,106
                                                        ------------
HOUSEHOLD FURNISHINGS & APPLIANCES--0.1%
La-Z-Boy, Inc...........................        10,900       152,600
HOUSEHOLD PRODUCTS (NON-DURABLE)--0.2%
Church & Dwight Co., Inc................        14,400       259,200
INSURANCE (LIFE/HEALTH)--0.1%
Nationwide Financial Services, Inc.
Class A.................................         5,700       187,388
INSURANCE (MULTI-LINE)--0.2%
StanCorp Financial Group, Inc...........         8,800       282,700
INSURANCE (PROPERTY-CASUALTY)--0.3%
Commerce Group, Inc. (The)..............         4,500       132,750
First American Corp. (The)..............        10,900       156,006

6                      See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
INSURANCE (PROPERTY-CASUALTY)--CONTINUED
Old Republic International Corp.........        19,000  $    313,500
                                                        ------------
                                                             602,256
                                                        ------------
INVESTMENT BANKING/BROKERAGE--0.8%
James (Raymond) Financial, Inc..........        19,800       445,500
Morgan Keegan, Inc......................        23,700       349,575
National Discount Brokers Group,
Inc.(b).................................         7,600       242,250
Waddell & Reed Financial, Inc.
Class A.................................        11,800       387,188
Wit Soundview Group, Inc.(b)............         1,400        15,028
                                                        ------------
                                                           1,439,541
                                                        ------------
INVESTMENT MANAGEMENT--0.6%
Affiliated Managers Group, Inc.(b)......         6,900       313,950
American Capital Strategies Ltd.........           300         7,163
Eaton Vance Corp........................         4,700       217,375
Federated Investors, Inc................        13,600       476,850
                                                        ------------
                                                           1,015,338
                                                        ------------
IRON & STEEL--0.5%
Commercial Metals Co....................        10,000       275,000
Worthington Industries, Inc.............        56,600       594,300
                                                        ------------
                                                             869,300
                                                        ------------
LEISURE TIME (PRODUCTS)--0.8%
Bally Total Fitness Holding Corp.(b)....         1,200        30,450
Brunswick Corp..........................        14,100       233,531
Callaway Golf Co........................        23,400       381,713
Handleman Co.(b)........................        15,300       191,250
Monaco Coach Corp.(b)...................        11,725       159,753
Score Board, Inc. (The)(b)..............           786             0
Thor Industries, Inc....................         5,400       113,400
Winnebago Industries, Inc...............        18,900       246,881
                                                        ------------
                                                           1,356,978
                                                        ------------
LODGING-HOTELS--0.3%
Extended Stay America, Inc.(b)..........        53,700       496,725
MACHINERY (DIVERSIFIED)--0.4%
Manitowoc Co., Inc. (The)...............        12,525       335,044
Timken Co. (The)........................        24,000       447,000
                                                        ------------
                                                             782,044
                                                        ------------
MANUFACTURING (DIVERSIFIED)--0.6%
AMCOL International Corp................        12,000        30,000
Graco, Inc..............................         2,900        98,600
Spartech Corp...........................        13,600       367,200

                                               SHARES      VALUE
                                              --------  ------------
MANUFACTURING (DIVERSIFIED)--CONTINUED
Stewart & Stevenson Services, Inc.......        41,000  $    617,563
                                                        ------------
                                                           1,113,363
                                                        ------------
MANUFACTURING (SPECIALIZED)--1.4%
Cognex Corp.(b).........................         5,500       284,625
Donaldson Co., Inc......................        26,900       531,275
Fisher Scientific International,
Inc.(b).................................         3,900        95,550
IKON Office Solutions, Inc..............        27,400       106,175
Insituform Technologies, Inc.(b)........        10,600       287,525
Paxar Corp.(b)..........................        22,800       272,175
Reliance Steel & Aluminum Co............        20,500       392,063
United Stationers, Inc.(b)..............        14,900       482,388
                                                        ------------
                                                           2,451,776
                                                        ------------
METAL FABRICATORS--0.2%
Mueller Industries, Inc.(b).............        12,100       338,800
METALS MINING--0.3%
CONSOL Energy, Inc......................        22,900       349,225
Freeport-McMoRan Copper & Gold, Inc.
Class B(b)..............................        20,600       190,550
                                                        ------------
                                                             539,775
                                                        ------------
NATURAL GAS--0.2%
AGL Resources, Inc......................         2,600        41,438
Western Gas Resources, Inc..............        12,000       252,000
                                                        ------------
                                                             293,438
                                                        ------------
OIL & GAS (DRILLING & EQUIPMENT)--0.6%
Atwood Oceanics, Inc.(b)................         6,500       289,250
Grey Wolf, Inc.(b)......................        40,900       204,500
Helmerich & Payne, Inc..................        10,600       376,300
Patterson Energy, Inc.(b)...............         6,600       188,100
                                                        ------------
                                                           1,058,150
                                                        ------------
OIL & GAS (EXPLORATION & PRODUCTION)--2.0%
Chesapeake Energy Corp.(b)..............        46,000       356,500
Cross Timbers Oil Co....................        18,000       398,250
Mitchell Energy & Development Corp.
Class A.................................         6,800       218,450
Ocean Energy, Inc.(b)...................        25,100       356,106
Pioneer Natural Resources Co.(b)........         4,300        54,825
Pogo Producing Co.......................        15,800       349,575
Ranger Oil Ltd.(b)......................       152,100       836,550
Santa Fe Snyder Corp.(b)................        49,600       564,200
Vintage Petroleum, Inc..................        18,400       415,150
                                                        ------------
                                                           3,549,606
                                                        ------------
OIL & GAS (REFINING & MARKETING)--0.8%
Ultramar Diamond Shamrock Corp..........        34,900       865,956

                       See Notes to Financial Statements                       7

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
OIL & GAS (REFINING & MARKETING)--CONTINUED
Valero Energy Corp......................        18,000  $    571,500
                                                        ------------
                                                           1,437,456
                                                        ------------
OIL (INTERNATIONAL INTEGRATED)--0.1%
Tesoro Petroleum Corp.(b)...............         9,200        93,150
PAPER & FOREST PRODUCTS--0.3%
Buckeye Technologies, Inc.(b)...........        10,100       221,569
Longview Fibre Co.......................        24,000       265,500
                                                        ------------
                                                             487,069
                                                        ------------
PERSONAL CARE--0.2%
NBTY, Inc.(b)...........................        34,900       222,488
Perrigo Co.(b)..........................        32,500       205,156
                                                        ------------
                                                             427,644
                                                        ------------
PHOTOGRAPHY/IMAGING--0.5%
Concord Camera Corp.(b).................         7,200       150,300
InFocus Corp.(b)........................        13,300       428,094
Pinnacle Systems, Inc.(b)...............         9,600       215,850
                                                        ------------
                                                             794,244
                                                        ------------
REITS--3.4%
Bedford Property Investors, Inc.........        14,500       269,156
Boston Properties, Inc..................        12,000       463,500
Brandywine Realty Trust.................         4,300        82,238
CBL & Associates Properties, Inc........         9,400       234,413
Capital Automotive REIT.................        23,200       327,700
Crescent Real Estate Equities Co........        40,400       828,200
Essex Property Trust, Inc...............         2,500       105,000
Glimcher Realty Trust...................        36,700       527,563
Home Properties of New York, Inc........        18,000       540,000
Pacific Gulf Properties, Inc............         7,400       185,463
Reckson Associates Realty Corp..........        33,800       802,750
Taubman Centers, Inc....................         5,500        60,500
United Dominion Realty Trust, Inc.......       134,300     1,477,300
                                                        ------------
                                                           5,903,783
                                                        ------------
RESTAURANTS--2.1%
Brinker International, Inc.(b)..........        17,500       511,875
Buffets, Inc.(b)........................        39,600       502,425
CBRL Group, Inc.........................        57,900       850,406
Cheesecake Factory, Inc. (The)(b).......        10,650       292,875
Jack in the Box, Inc.(b)................        19,500       482,625
Papa John's International, Inc.(b)......        10,600       259,700
Ruby Tuesday, Inc.......................        63,000       791,438
                                                        ------------
                                                           3,691,344
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------
RETAIL (DISCOUNTERS)--0.4%
Dress Barn, Inc. (The)(b)...............        18,100  $    400,463
Stein Mart, Inc.(b).....................        23,100       236,775
Tuesday Morning Corp.(b)................         6,700        70,350
                                                        ------------
                                                             707,588
                                                        ------------
RETAIL (DRUG STORES)--0.2%
Caremark Rx, Inc.(b)....................        44,200       301,113
RETAIL (FOOD CHAINS)--0.1%
Delhaize America, Inc...................        13,000       229,938
RETAIL (HOME SHOPPING)--0.5%
Insight Enterprises, Inc.(b)............        10,200       604,988
PC Connection, Inc.(b)..................         4,300       245,100
PolyMedica Corp. (b)....................           300        12,975
                                                        ------------
                                                             863,063
                                                        ------------
RETAIL (SPECIALTY)--1.6%
Barnes & Noble, Inc.(b).................        11,000       244,750
Casey's General Stores, Inc.............        33,700       349,638
Michaels Stores, Inc.(b)................         8,800       403,150
O'Reilly Automotive, Inc.(b)............        26,000       360,750
PETSMART, Inc. (b)......................        57,900       195,413
Pier 1 Imports, Inc.....................        53,900       525,525
Venator Group, Inc.(b)..................        64,900       665,225
Zale Corp.(b)...........................         3,800       138,700
                                                        ------------
                                                           2,883,151
                                                        ------------
RETAIL (SPECIALTY-APPAREL)--0.6%
AnnTaylor Stores Corp.(b)...............         7,800       258,375
Burlington Coat Factory Warehouse
Corp....................................         6,200        67,038
Charming Shoppes, Inc.(b)...............        85,200       433,988
Chico's FAS, Inc.(b)....................         3,200        64,000
Men's Wearhouse, Inc. (The)(b)..........        11,200       249,900
                                                        ------------
                                                           1,073,301
                                                        ------------
SAVINGS & LOAN COMPANIES--1.1%
Capitol Federal Financial...............       119,200     1,318,650
Downey Financial Corp...................        14,300       414,700
Sovereign Bancorp, Inc..................        37,900       266,484
                                                        ------------
                                                           1,999,834
                                                        ------------
SERVICES (COMMERCIAL & CONSUMER)--2.5%
AMERCO(b)...............................        15,300       306,000
APAC Customer Services, Inc.(b).........        17,000       188,063
Cerner Corp. (b)........................        14,000       381,500
Copart, Inc.(b).........................        17,100       273,600
Digitas, Inc.(b)........................        11,500       187,594
Dollar Thrifty Automotive Group,
Inc.(b).................................         9,000       165,938

8                      See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
SERVICES (COMMERCIAL & CONSUMER)--CONTINUED
ITT Educational Services, Inc.(b).......        16,600  $    291,538
Insurance Auto Auctions, Inc.(b)........         1,200        25,350
Management Network Group, Inc.
(The)(b)................................         8,000       280,000
NCO Group, Inc.(b)......................         9,400       217,375
Pittston Brink's Group..................        11,300       154,669
Register.com, Inc.(b)...................           600        18,338
Rent-A-Center, Inc.(b)..................         9,000       202,500
SITEL Corp.(b)..........................       158,300       791,500
Stewart Enterprises, Inc. Class A.......       159,700       563,941
Superior Energy Services, Inc.(b).......         3,800        39,425
TeleTech Holdings, Inc.(b)..............         6,700       208,119
West TeleServices Corp.(b)..............         6,200       156,938
                                                        ------------
                                                           4,452,388
                                                        ------------
SERVICES (COMPUTER SYSTEMS)--0.4%
eMachines, Inc.(b)......................        14,400        38,700
Ingram Micro, Inc.(b)...................        20,200       352,238
Investment Technology Group, Inc.(b)....         4,900       208,556
Sykes Enterprises, Inc. (b).............         9,000       115,875
                                                        ------------
                                                             715,369
                                                        ------------
SERVICES (EMPLOYMENT)--0.3%
Interim Services, Inc.(b)...............        25,800       457,950
SERVICES (FACILITIES & ENVIRONMENTAL)--0.1%
Tetra Tech, Inc.(b).....................         9,000       205,875
SHIPPING--0.1%
Alexander & Baldwin, Inc................         9,900       218,419
SPECIALTY PRINTING--0.5%
Topps Co., Inc. (The)(b)................        77,400       890,100
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.7%
Globalstar Telecommunications Ltd.(b)...        12,900       116,100
Keane, Inc.(b)..........................        30,600       661,725
Powerwave Technologies, Inc.(b).........         5,100       224,400
VoiceStream Wireless Corp.(b)...........         2,311       268,762
                                                        ------------
                                                           1,270,987
                                                        ------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.2%
Intermedia Communications, Inc.(b)......         8,800       261,800
Primus Telecommunications Group,
Inc.(b).................................         6,600       164,175
                                                        ------------
                                                             425,975
                                                        ------------
TEXTILES (APPAREL)--0.1%
Guess?, Inc.(b).........................         3,300        46,200
OshKosh B' Gosh, Inc. Class A...........         7,900       129,363
                                                        ------------
                                                             175,563
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------
TEXTILES (SPECIALTY)--0.1%
Polymer Group, Inc......................         9,200  $     85,100
TRUCKERS--0.5%
American Freightways Corp.(b)...........        16,100       233,450
Roadway Express, Inc....................         6,900       161,719
Rollins Truck Leasing Corp..............        17,400       120,713
Yellow Corp.(b).........................        20,000       295,000
                                                        ------------
                                                             810,882
                                                        ------------
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $105,453,046)                           113,757,797
--------------------------------------------------------------------
FOREIGN COMMON STOCKS--1.4%
BANKS (MONEY CENTER)--0.1%
Banco de Galicia y Buenos Aires SA de
C.V. ADR (Argentina)....................        12,200       180,712
CHEMICALS (SPECIALTY)--0.1%
NOVA Chemicals Corp. (Canada)...........         8,100       174,150
CONSTRUCTION (CEMENT & AGGREGATES)--0.1%
Boral Ltd. ADR (Australia)(b)...........        47,900       241,585
ELECTRIC COMPANIES--0.1%
Independent Energy Holdings PLC ADR
(United Kingdom)(b).....................        15,000       124,688
ELECTRONICS (INSTRUMENTATION)--0.1%
Orbotech Ltd. (Israel)(b)...............         2,350       218,256
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.4%
Shire Pharmaceuticals Group PLC ADR
(United Kingdom)(b).....................        12,841       666,127
INSURANCE (LIFE/HEALTH)--0.0%
Annuity and Life Re (Holdings) Ltd.
(Bermuda)...............................         2,700        66,150
IRON & STEEL--0.1%
Tubos de Acero de Mexico SA ADR
(Mexico)................................        16,700       231,713
PAPER & FOREST PRODUCTS--0.1%
Maderas y Sinteticos SA ADR (Chile).....        11,800       139,388
RETAIL (DISCOUNTERS)--0.1%
Grupo Elektra, SA de C.V. GDR
(Mexico)(b).............................        12,200       123,525
SPECIALTY PRINTING--0.1%
Quebecor World (Canada).................         6,001       145,524

                       See Notes to Financial Statements                       9

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.1%
PT Indosat (Persero) Tbk ADR
(Indonesia).............................         8,000  $     91,000
--------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,467,848)                               2,402,818
--------------------------------------------------------------------
RIGHTS--0.0%
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.0%
Elan Corp. PLC Contingent Value Rights
(Ireland)(b)............................        14,300         7,150
--------------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                           7,150
--------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--66.1%
(IDENTIFIED COST $107,920,894)                           116,167,765
--------------------------------------------------------------------

                                                PAR
                                               VALUE
                                               (000)       VALUE
                                              --------  ------------
SHORT-TERM OBLIGATIONS--33.6%
U.S. GOVERNMENT SECURITIES--0.3%
U.S. Treasury Bill 5.51%, 8/17/00(c)....      $    500  $    496,403
FEDERAL AGENCY SECURITIES--17.0%
Freddie Mac Discount Note 6.41%,
7/18/00.................................        10,000     9,969,731
Freddie Mac Discount Note 6.415%,
7/18/00.................................        10,000     9,969,707
FHLB Discount Corp. 6.42%, 7/21/00......        10,000     9,964,333
                                                        ------------
                                                          29,903,771
                                                        ------------
REPURCHASE AGREEMENT--16.3%
Morgan Stanley & Co., Inc. repurchase
agreement, 6.72%, dated 6/30/00 due
7/3/00, repurchase price $16,681,336,
collateralized by Fannie Mae Bonds 6% to
7.50%, 2/1/14 to 5/1/15, market value
$17,089,549.............................        16,672    16,672,000

Prudential Securities repurchase
agreement, 6.80%, dated 6/30/00 due
7/3/00, repurchase price $12,006,800,
collateralized by FHLB Discount Corp.
7.58%, 8/25/09, market value
$12,241,431.............................        12,000    12,000,000
                                                        ------------
                                                          28,672,000
                                                        ------------
--------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $59,072,174)                             59,072,174
--------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $166,993,068)                          175,239,939(a)
Cash and receivables, less liabilities--0.3%                537,666
                                                       ------------
NET ASSETS--100.0%                                     $175,777,605
                                                       ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,256,882 and gross depreciation of $8,856,354 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $167,839,411.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral.

10                     See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value,
  exclusive of repurchase agreements
  (Identified cost $138,321,068)                              $  146,567,939
Repurchase agreements, at value
  (Identified cost $28,672,000)                                   28,672,000
Cash                                                                 172,485
Receivables
  Investment securities sold                                      11,033,098
  Dividends and interest                                              77,367
  Fund shares sold                                                     2,056
Prepaid expenses                                                       3,049
                                                              --------------
    Total assets                                                 186,527,994
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  9,704,043
  Fund shares repurchased                                            593,710
  Investment advisory fee                                            145,240
  Transfer agent fee                                                 101,066
  Distribution fee                                                    88,679
  Financial agent fee                                                  9,773
  Trustees' fee                                                        2,021
Accrued expenses                                                     105,857
                                                              --------------
    Total liabilities                                             10,750,389
                                                              --------------
NET ASSETS                                                    $  175,777,605
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  141,276,278
Undistributed net investment income                                  269,563
Accumulated net realized gain                                     25,984,893
Net unrealized appreciation                                        8,246,871
                                                              --------------
NET ASSETS                                                    $  175,777,605
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $95,722,761)                 7,842,691
Net asset value per share                                             $12.21
Offering price per share $12.21/(1-5.75%)                             $12.95
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $16,617,201)                 1,388,234
Net asset value and offering price per share                          $11.97
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $61,662,509)                 5,156,337
Net asset value and offering price per share                          $11.96
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,775,134)                    142,682
Net asset value and offering price per share                          $12.44

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    2,645,773
Dividends                                                            395,760
Foreign taxes withheld                                                (6,268)
                                                              --------------
    Total investment income                                        3,035,265
                                                              --------------
EXPENSES
Investment advisory fee                                              989,914
Distribution fee, Class A                                            158,582
Distribution fee, Class B                                             88,778
Distribution fee, Class C                                            363,572
Financial agent fee                                                   60,430
Transfer agent                                                       222,075
Custodian                                                             59,630
Printing                                                              58,040
Professional                                                          23,598
Registration                                                          15,812
Trustees                                                               5,837
Miscellaneous                                                         10,482
                                                              --------------
    Total expenses                                                 2,056,750
                                                              --------------
NET INVESTMENT INCOME                                                978,515
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   15,647,102
Net realized gain on futures contracts                               503,116
Net change in unrealized appreciation (depreciation) on
  investments                                                    (14,224,288)
                                                              --------------
NET GAIN ON INVESTMENTS                                            1,925,930
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    2,904,445
                                                              ==============

                       See Notes to Financial Statements                      11

Phoenix-Zweig Appreciation Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/00      Year Ended
                                          (Unaudited)     12/31/99
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $    978,515  $  1,318,325
  Net realized gain (loss)                  16,150,218    54,900,281
  Net change in unrealized appreciation
    (depreciation)                         (14,224,288)  (72,157,266)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                2,904,445   (15,938,660)
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                    --    (1,252,803)
  Net investment income, Class B                    --       (38,607)
  Net investment income, Class C                    --            --
  Net investment income, Class I                    --       (25,815)
  Net realized gains, Class A                       --   (30,871,238)
  Net realized gains, Class B                       --    (4,964,628)
  Net realized gains, Class C                       --   (22,920,388)
  Net realized gains, Class I                       --      (435,073)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                   --   (60,508,552)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (2,010,160 shares and 14,810,527
    shares, respectively)                   24,054,765   227,104,026
  Net asset value of shares issued from
    reinvestment of distributions
    (0 shares and 2,400,385 shares,
    respectively)                                   --    28,239,979
  Cost of shares repurchased (4,712,858
    shares and 21,524,481 shares,
    respectively)                          (56,559,691) (330,355,225)
                                          ------------  ------------
Total                                      (32,504,926)  (75,011,220)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (148,420
    shares and 129,606 shares,
    respectively)                            1,770,739     1,900,795
  Net asset value of shares issued from
    reinvestment of distributions
    (0 shares and 402,657 shares,
    respectively)                                   --     4,626,397
  Cost of shares repurchased (414,313
    shares and 774,237 shares,
    respectively)                           (4,903,091)  (11,349,693)
                                          ------------  ------------
Total                                       (3,132,352)   (4,822,501)
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (39,102
    shares and 300,852 shares,
    respectively)                              466,140     4,006,824
  Net asset value of shares issued from
    reinvestment of distributions
    (0 shares and 1,806,014 shares,
    respectively)                                   --    20,696,922
  Cost of shares repurchased (2,444,928
    shares and 7,166,283 shares,
    respectively)                          (28,846,175) (106,799,870)
                                          ------------  ------------
Total                                      (28,380,035)  (82,096,124)
                                          ------------  ------------
CLASS I
  Proceeds from sales of shares (644
    shares and 19,302 shares,
    respectively)                                7,865       292,647
  Net asset value of shares issued from
    reinvestment of distributions
    (0 shares and 38,375 shares,
    respectively)                                   --       460,876
  Cost of shares repurchased (13,901
    shares and 69,729 shares,
    respectively)                             (169,072)   (1,143,332)
                                          ------------  ------------
Total                                         (161,207)     (389,809)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (64,178,520) (162,319,654)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (61,274,075) (238,766,866)
NET ASSETS
  Beginning of period                      237,051,680   475,818,546
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) AND
    DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME OF
    $269,563 AND ($708,952),
    RESPECTIVELY]                         $175,777,605  $237,051,680
                                          ============  ============

12                     See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                         --------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                      YEAR ENDED DECEMBER 31
                                           6/30/00           ------------------------------------------
                                         (UNAUDITED)           1999             1998             1997
Net asset value, beginning of
  period                                   $ 11.99           $  16.21         $  18.27         $  15.90
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)                0.08(4)            0.11(4)          0.07             0.10
  Net realized and unrealized
    gain (loss)                               0.14              (0.51)           (0.32)            3.67
                                           -------           --------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                            0.22              (0.40)           (0.25)            3.77
                                           -------           --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      --              (0.12)           (0.07)           (0.09)
  Dividends from net realized
    gains                                       --              (3.70)           (1.74)           (1.31)
                                           -------           --------         --------         --------
      TOTAL DISTRIBUTIONS                       --              (3.82)           (1.81)           (1.40)
                                           -------           --------         --------         --------
Change in net asset value                     0.22              (4.22)           (2.06)            2.37
                                           -------           --------         --------         --------
NET ASSET VALUE, END OF PERIOD             $ 12.21           $  11.99         $  16.21         $  18.27
                                           =======           ========         ========         ========
Total return(1)                               1.75%(3)         (1.80)%          (0.97)%           23.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $95,723           $126,461         $240,900         $293,809

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.76%(2)          1.58%            1.52%             1.52%
  Net investment income                       1.30%(2)          0.74%            0.34%             0.61%
Portfolio turnover                             121%(3)            92%             117%               77%

                                           CLASS A
                                  -------------------------

                                   YEAR ENDED DECEMBER 31
                                  -------------------------
                                    1996             1995
Net asset value, beginning of
  period                          $  15.91         $  13.54
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.17             0.16
  Net realized and unrealized
    gain (loss)                       2.25             3.05
                                  --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                    2.42             3.21
                                  --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                           (0.17)           (0.33)
  Dividends from net realized
    gains                            (2.26)           (0.51)
                                  --------         --------
      TOTAL DISTRIBUTIONS            (2.43)           (0.84)
                                  --------         --------
Change in net asset value            (0.01)            2.37
                                  --------         --------
NET ASSET VALUE, END OF PERIOD    $  15.90         $  15.91
                                  ========         ========
Total return(1)                      15.39%           24.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                     $275,935         $272,590
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                  1.62%            1.63%
  Net investment income               1.03%            1.10%
Portfolio turnover                      88%              68%

                                                                            CLASS B
                                         -----------------------------------------------------------------------------
                                         SIX MONTHS                                                            FROM
                                            ENDED                    YEAR ENDED DECEMBER 31                  INCEPTION
                                           6/30/00           ---------------------------------------         4/8/96 TO
                                         (UNAUDITED)          1999            1998            1997           12/31/96
Net asset value, beginning of
  period                                   $ 11.80           $ 16.02         $ 18.13         $ 15.82          $16.34
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)                0.04(4)           0.01(4)        (0.06)          (0.02)           0.03
  Net realized and unrealized
    gain (loss)                               0.13             (0.51)          (0.31)           3.64            1.74
                                           -------           -------         -------         -------          ------
      TOTAL FROM INVESTMENT
        OPERATIONS                            0.17             (0.50)          (0.37)           3.62            1.77
                                           -------           -------         -------         -------          ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      --             (0.02)             --              --           (0.03)
  Dividends from net realized
    gains                                       --             (3.70)          (1.74)          (1.31)          (2.26)
                                           -------           -------         -------         -------          ------
      TOTAL DISTRIBUTIONS                       --             (3.72)          (1.74)          (1.31)          (2.29)
                                           -------           -------         -------         -------          ------
Change in net asset value                     0.17             (4.22)          (2.11)           2.31           (0.52)
                                           -------           -------         -------         -------          ------
NET ASSET VALUE, END OF PERIOD             $ 11.97           $ 11.80         $ 16.02         $ 18.13          $15.82
                                           =======           =======         =======         =======          ======
Total return(1)                               1.44%(3)        (2.45)%         (1.66)%         22.97%           11.01%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $16,617           $19,523         $30,370         $22,122          $8,350

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.46%(2)         2.27%           2.22%           2.22%            2.32%(2)
  Net investment income                       0.60%(2)         0.08%          (0.36)%         (0.09)%           0.33%(2)
Portfolio turnover                             121%(3)           92%            117%             77%              88%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

                       See Notes to Financial Statements                      13

Phoenix-Zweig Appreciation Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS C
                                         -------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                     YEAR ENDED DECEMBER 31
                                           6/30/00           -----------------------------------------
                                         (UNAUDITED)          1999             1998             1997
Net asset value, beginning of
  period                                   $ 11.79           $ 15.99         $  18.10         $  15.79
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)                0.04(4)             --(4)         (0.07)           (0.02)
  Net realized and unrealized
    gain (loss)                               0.13             (0.50)           (0.30)            3.64
                                           -------           -------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                            0.17             (0.50)           (0.37)            3.62
                                           -------           -------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      --                --               --               --
  Dividends from net realized
    gains                                       --             (3.70)           (1.74)           (1.31)
                                           -------           -------         --------         --------
      TOTAL DISTRIBUTIONS                       --             (3.70)           (1.74)           (1.31)
                                           -------           -------         --------         --------
Change in net asset value                     0.17             (4.20)           (2.11)            2.31
                                           -------           -------         --------         --------
NET ASSET VALUE, END OF PERIOD             $ 11.96           $ 11.79         $  15.99         $  18.10
                                           =======           =======         ========         ========
Total return(1)                               1.44%(3)        (2.49)%          (1.67)%          23.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $61,663           $89,165         $201,789         $248,584

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.45%(2)         2.28%            2.22%            2.22%
  Net investment income                       0.61%(2)         0.02%           (0.36)%          (0.09)%
Portfolio turnover                             121%(3)           92%             117%              77%

                                           CLASS C
                                  -------------------------

                                   YEAR ENDED DECEMBER 31
                                  -------------------------
                                    1996             1995
Net asset value, beginning of
  period                          $  15.83         $  13.36
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.06             0.06
  Net realized and unrealized
    gain (loss)                       2.22             3.03
                                  --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                    2.28             3.09
                                  --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                           (0.06)           (0.11)
  Dividends from net realized
    gains                            (2.26)           (0.51)
                                  --------         --------
      TOTAL DISTRIBUTIONS            (2.32)           (0.62)
                                  --------         --------
Change in net asset value            (0.04)            2.47
                                  --------         --------
NET ASSET VALUE, END OF PERIOD    $  15.79         $  15.83
                                  ========         ========
Total return(1)                      14.54%           23.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                     $218,714         $195,204
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                  2.32%            2.33%
  Net investment income               0.33%            0.40%
Portfolio turnover                      88%              68%

                                                                           CLASS I
                                         ---------------------------------------------------------------------------
                                         SIX MONTHS                                                          FROM
                                            ENDED                   YEAR ENDED DECEMBER 31                INCEPTION
                                           6/30/00           ------------------------------------         11/1/96 TO
                                         (UNAUDITED)          1999           1998           1997           12/31/96
Net asset value, beginning of
  period                                   $12.21            $16.43         $18.46         $16.04           $17.28
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)               0.10(4)           0.17(4)        0.09           0.15             0.04
  Net realized and unrealized
    gain (loss)                              0.13             (0.52)         (0.29)          3.71             1.02
                                           ------            ------         ------         ------           ------
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.23             (0.35)         (0.20)          3.86             1.06
                                           ------            ------         ------         ------           ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                     --             (0.17)         (0.09)         (0.13)           (0.04)
  Dividends from net realized
    gains                                      --             (3.70)         (1.74)         (1.31)           (2.26)
                                           ------            ------         ------         ------           ------
      TOTAL DISTRIBUTIONS                      --             (3.87)         (1.83)         (1.44)           (2.30)
                                           ------            ------         ------         ------           ------
Change in net asset value                    0.23             (4.22)         (2.03)          2.42            (1.24)
                                           ------            ------         ------         ------           ------
NET ASSET VALUE, END OF PERIOD             $12.44            $12.21         $16.43         $18.46           $16.04
                                           ======            ======         ======         ======           ======
Total return(1)                              1.88%(3)        (1.45)%        (0.67)%         24.17%            6.30%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $1,775            $1,903         $2,760         $2,735           $2,202

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                         1.48%(2)         1.27%          1.22%           1.22%            1.32%(2)
  Net investment income                      1.60%(2)         1.14%          0.64%           0.91%            1.33%(2)
Portfolio turnover                            121%(3)           92%           117%             77%              88%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

14                     See Notes to Financial Statements

PHOENIX-ZWEIG FOREIGN EQUITY FUND

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                                 SHARES     VALUE
                                                 -------  ----------
FOREIGN COMMON STOCKS--76.7%

AUSTRALIA--3.2%
AMP Ltd. (Insurance (Life/Health)).........        1,000  $   10,098

Broken Hill Proprietary Co. Ltd.
(Manufacturing (Diversified))..............        3,200      37,947
Cable & Wireless Optus Ltd.
(Telephone)(b).............................        6,800      20,333

Commonwealth Bank of Australia (Banks
(Major Regional))..........................        1,200      19,951
National Australia Bank Ltd. (Banks (Major
Regional)).................................        1,200      20,101
News Corp. Ltd. (The) (Broadcasting
(Television, Radio & Cable))...............        4,600      63,524

Telstra Corp. Ltd. (Telephone).............        6,700      27,275
                                                          ----------
                                                             199,229
                                                          ----------

CANADA--1.9%
Alcan Aluminum Ltd. (Aluminum).............          100       3,105
BCE, Inc. (Telephone)......................          100       2,369
Barrick Gold Corp. (Gold & Precious Metals
Mining)....................................          300       5,416
Bombardier, Inc. (Aerospace/Defense).......          700      18,992
Canadian Imperial Bank of Commerce (Banks
(Major Regional))..........................          200       5,487

Dofasco, Inc. (Iron & Steel)...............          200       3,287
Nortel Networks Corp. (Communications
Equipment).................................          556      38,538
Royal Bank of Canada (Banks (Major
Regional)).................................          400      20,450

Talisman Energy, Inc. (Oil & Gas
(Exploration & Production))(b).............          300       9,931

Thomson Corp. (The) (Publishing)...........          100       3,418
Toronto-Dominion Bank (The) (Banks (Major
Regional)).................................          200       4,859
                                                          ----------
                                                             115,852
                                                          ----------

DENMARK--2.7%
A/S Dampskibsselskabet Svendborg Class B
(Shipping).................................            4      59,367
Den Danske Bank Group (Banks (Major
Regional)).................................          200      24,158

                                                 SHARES     VALUE
                                                 -------  ----------
DENMARK--CONTINUED

Novo Nordisk A/S Class B (Health Care
(Drugs-Major Pharmaceuticals)).............          200  $   34,181

Tele Danmark A/S (Telephone)...............          500      33,795
Unidanmark A/S Class A (Banks (Major
Regional)).................................          200      16,448
                                                          ----------
                                                             167,949
                                                          ----------

FINLAND--2.7%
Nokia Oyj (Communications Equipment).......        3,000     153,710
Outokumpu Oyj (Metals Mining)..............          500       4,793
UPM-Kymmene Oyj (Paper & Forest
Products)..................................          250       6,231
                                                          ----------
                                                             164,734
                                                          ----------

FRANCE--5.9%
Alcatel (Communications Equipment).........          525      34,574
Axa (Insurance (Multi-Line))...............          220      34,797
France Telecom SA (Telephone)..............          459      64,415
L'Oreal SA (Household Products
(Non-Durable)).............................           55      47,819
LVMH (Beverages (Alcoholic))...............           55      22,771
Schneider Electric SA (Electrical
Equipment).................................          319      22,323
Simco SA Registered Shares (Financial
(Diversified)).............................          392      28,746
Total Fina Elf SA (Oil & Gas (Refining &
Marketing))................................          476      73,280
Total Fina Elf Strip (Oil (International
Integrated))(b)............................           72           1
Vivendi SA (Manufacturing (Diversified))...          444      39,348
                                                          ----------
                                                             368,074
                                                          ----------

GERMANY--6.1%
Allianz AG Vinkulierte Registered Shares
(Insurance (Multi-Line))...................          140      50,997

BASF AG (Chemicals (Diversified))..........          675      27,467
Bayer AG (Chemicals (Diversified)).........          500      19,555
DaimlerChrysler AG (Automobiles)...........          948      49,935

Deutsche Bank AG Registered Shares (Banks
(Major Regional))..........................          550      45,552

Deutsche Telekom AG Registered Shares
(Telephone)................................        1,750      99,981
E.On AG (Manufacturing (Diversified))......          400      19,709

                       See Notes to Financial Statements                      15

Phoenix-Zweig Foreign Equity Fund

                                                 SHARES     VALUE
                                                 -------  ----------
GERMANY--CONTINUED
Schering AG (Health Care (Drugs-Major
Pharmaceuticals))..........................          300  $   16,679

Siemens AG (Electronics (Component
Distributors)).............................          325      49,068
                                                          ----------
                                                             378,943
                                                          ----------

HONG KONG--1.9%
Cable & Wireless HKT Ltd. (Telephone)......        7,000      15,401
Cheung Kong (Holdings) Ltd. (Financial
(Diversified)).............................        1,500      16,597

China Mobile (Hong Kong) Ltd.
(Telecommunications
(Cellular/Wireless))(b)....................        5,000      44,099

Hang Seng Bank Ltd. (Banks (Major
Regional)).................................          800       7,595
Hutchison Whampoa Ltd. (Manufacturing
(Diversified)).............................        2,200      27,659
Sung Hung Kai Properties Ltd. (Financial
(Diversified)).............................        1,000       7,184
                                                          ----------
                                                             118,535
                                                          ----------

ITALY--3.2%
Assicurazioni Generali (Insurance
(Life/Health)).............................        1,000      34,413
Beni Stabili SPA (Financial
(Diversified)).............................          500         269
Edison SPA (Electric Companies)............        1,000       9,509
Eni SPA (Oil (Domestic Integrated))........        5,000      28,997
Fiat SPA (Automobiles).....................          300       7,816

Istituto Nazionale delle Assicurazioni SPA
(Insurance (Life/Health))..................        1,000       2,473

Riunione Adriatica di Sicurta SPA
(Insurance (Multi-Line))...................          840       9,260

San Paolo - IMI SPA (Banks (Major
Regional)).................................          500       8,910
Telecom Italia Mobile SPA (Telephone)......        6,000      61,541
Telecom Italia SPA (Telephone).............        1,500      20,705
UniCredito Italiano SPA (Banks (Major
Regional)).................................        2,500      12,006
                                                          ----------
                                                             195,899
                                                          ----------
JAPAN--17.7%
Acom Co., Ltd. (Consumer Finance)..........          100       8,431

Bank of Tokyo-Mitsubishi Ltd. (The) (Banks
(Major Regional))..........................        4,000      48,430

DDI Corp. (Telephone)......................            6      57,844
Dainippon Ink & Chemicals, Inc. (Chemicals
(Specialty))...............................        1,000       4,716
East Japan Railway Co. (Railroads).........            6      34,933
Fuji Photo Film Co., Ltd.
(Photography/Imaging)......................        1,000      41,020

                                                 SHARES     VALUE
                                                 -------  ----------
JAPAN--CONTINUED
Fujikura Ltd. (Electrical Equipment).......        3,000  $   19,990
Fujitsu Ltd. (Computers (Hardware))........        3,000     104,063
Hitachi Credit Corp. (Consumer Finance)....          900      24,414
Hitachi Ltd. (Electronics (Component
Distributors)).............................        5,000      72,305

Kansai Electric Power Co., Inc. (The)
(Electric Companies).......................        1,500      26,909

Matsushita Electric Industrial Co., Ltd.
(Electronics (Component Distributors)).....        3,000      77,976

Minebea Co., Ltd. (Machinery
(Diversified)).............................        2,000      25,141
Nintendo Co., Ltd. (Leisure Time
(Products))................................          100      17,504
Nippon Soda Co., Ltd. (Chemicals
(Specialty))...............................        3,000      11,597
Nippon Telegraph & Telephone Corp.
(Telephone)................................            7      93,288
Nisshin Flour Milling Co., Ltd.
(Agricultural Products)....................        3,000      30,056
Nissho Iwai Corp. (Distributors (Food &
Health))(b)................................       11,000      12,372
Promise Co., Ltd. (Consumer Finance).......          100       7,920

Sankyo Co., Ltd. (Health Care (Drugs-Major
Pharmaceuticals))..........................        1,000      22,637

Sanwa Bank Ltd. (The) (Banks (Major
Regional)).................................        1,000       7,996
Sharp Corp. (Household Furnishings &
Appliances)................................        1,000      17,722
Sony Corp. (Household Furnishings &
Appliances)................................          200      18,714
Sumitomo Bank Ltd. (The) (Banks (Major
Regional)).................................        4,000      49,149

Sumitomo Marine & Fire Insurance Co., Ltd.
(The) (Insurance (Property-Casualty))......        2,000      11,663

Suzuki Motor Corp. (Automobiles)...........        1,000      12,930
Takefuji Corp. (Consumer Finance)..........          300      36,323
Toa Corp. (Engineering & Construction).....        8,000      10,057

Tokyo Electric Power Co., Inc. (The)
(Electric Companies).......................        2,200      53,752

Toyota Motor Corp. (Automobiles)...........        3,000     136,955
                                                          ----------
                                                           1,096,807
                                                          ----------

MALAYSIA--1.1%
Malayan Banking Berhad (Banks (Major
Regional)).................................        8,000      32,422
Malaysia International Shipping Corp.
Berhad (Shipping)..........................        9,000      14,921
Sime Darby Berhad (Distributors (Food &
Health))...................................       10,000      12,842
Telekom Malaysia Berhad (Telephone)........        2,000       6,895
                                                          ----------
                                                              67,080
                                                          ----------

16                     See Notes to Financial Statements

Phoenix-Zweig Foreign Equity Fund

                                                 SHARES     VALUE
                                                 -------  ----------
MEXICO--1.3%
Grupo Modelo SA de C.V. Series C (Beverages
(Alcoholic))...............................        5,000  $   11,201

Grupo Televisa SA CPO (Broadcasting
(Television, Radio & Cable))(b)............        6,000      20,542

Telefonos de Mexico SA Series L
(Telecommunications (Long Distance)).......       14,000      39,682
Wal-Mart de Mexico SA de C.V. (Retail
(Specialty))(b)............................        4,000       9,387
                                                          ----------
                                                              80,812
                                                          ----------

NETHERLANDS--2.8%
ABN AMRO Holding NV (Banks (Major
Regional)).................................          707      17,390
Aegon NV (Insurance (Life/Health)).........          522      18,649
Heineken NV (Beverages (Alcoholic))........          100       6,111
ING Groep NV (Financial (Diversified)).....          390      26,469
KLM Royal Dutch Airlines (Airlines)........           75       2,027
KPN NV (Telephone)(b)......................          200       8,982

Koninklijke (Royal) Philips Electronics NV
(Electronics (Component Distributors)).....          508      24,056

Royal Dutch Petroleum Co. (Oil (Domestic
Integrated))...............................          767      47,864
TNT Post Group NV (Air Freight)............          100       2,708
Unilever NV CVA (Foods)....................          254      11,699
Wolters Kluwer NV (Publishing).............          200       5,349
                                                          ----------
                                                             171,304
                                                          ----------

NEW ZEALAND--2.0%
Brierley Investments Ltd. (Manufacturing
(Diversified)).............................       15,000       2,330
Carter Holt Harvey Ltd. (Paper & Forest
Products)..................................       30,000      26,127
Contact Energy Ltd. (Electric Companies)...        5,000       6,708

Fletcher Challenge Building (Engineering &
Construction)..............................        4,000       4,256

Fletcher Challenge Energy (Oil & Gas
(Exploration & Production))................          600       1,963

Fletcher Challenge Paper (Paper & Forest
Products)..................................        6,000       6,892
Independent Newspapers Ltd. (Publishing)...        3,000       5,649
Lion Nathan Ltd. (Beverages (Alcoholic))...        6,000      13,416
Natural Gas Corporation Holdings Ltd.
(Natural Gas)..............................        5,000       3,531
Telecom Corporation of New Zealand Ltd.
(Telephone)................................       15,000      52,607
                                                          ----------
                                                             123,479
                                                          ----------

                                                 SHARES     VALUE
                                                 -------  ----------

NORWAY--2.7%
Christiania Bank Og Kreditkasse (Banks
(Major Regional))..........................        3,400  $   18,338

Den Norske Bank ASA (Banks (Major
Regional)).................................        5,000      20,825
Norsk Hydro ASA (Chemicals (Specialty))....        1,700      71,600
Orkla ASA (Foods)..........................        2,300      43,861
Storebrand ASA (Insurance (Multi-Line))....        2,000      14,507
                                                          ----------
                                                             169,131
                                                          ----------

SINGAPORE--1.2%
City Developments Ltd. (Financial
(Diversified)).............................        1,000       3,875
Creative Technology Ltd. (Computers
(Peripherals)).............................          500      12,059
DBS Land Ltd. (Financial (Diversified))....        3,000       3,887

Oversea-Chinese Banking Corp. Ltd. (Banks
(Major Regional))..........................        2,100      14,454

SembCorp Industries Ltd. (Manufacturing
(Diversified)).............................        2,226       2,420
Shangri-La Hotel Ltd. (Lodging-Hotels).....        3,000       4,199
Singapore Airlines Ltd. (Airlines).........        2,000      19,780

Singapore Press Holdings Ltd. (Publishing
(Newspapers))..............................          548       8,558

Singapore Telecommunications Ltd.
(Telephone)................................        3,500       5,121
                                                          ----------
                                                              74,353
                                                          ----------

SOUTH AFRICA--1.9%
ABSA Group Ltd. (Banks (Major Regional))...        1,449       5,493

Anglo American Platinum Corp., Ltd. (Gold &
Precious Metals Mining)....................          445      12,825

AngloGold Ltd. (Gold & Precious Metals
Mining)....................................          289      11,808
De Beers (Metals Mining)...................          687      16,720

Dimension Data Holdings Ltd. (Services
(Data Processing))(b)......................        1,400      11,584

FirstRand Ltd. (Financial (Diversified))...       10,111      10,439
Imperial Holdings Ltd. (Retail
(Specialty))(b)............................          674       5,488
Investec Group Ltd. (Banks (Major
Regional)).................................          169       5,693
Liberty Group Ltd. (Insurance
(Life/Health)).............................          615       5,851
Nedcor Ltd. (Banks (Major Regional)).......          515      10,817
Rembrant Group Ltd. (Financial
(Diversified)).............................        1,234      11,904
Sappi Ltd. (Paper & Forest Products).......          457       3,438

                       See Notes to Financial Statements                      17

Phoenix-Zweig Foreign Equity Fund

                                                 SHARES     VALUE
                                                 -------  ----------
SOUTH AFRICA--CONTINUED
Sasol Ltd. (Metals Mining).................        1,139  $    7,644
                                                          ----------
                                                             119,704
                                                          ----------

SPAIN--3.9%
Altadis SA (Tobacco).......................          500       7,712

Autopistas, Concesionaria Espanola SA
Registered Shares (Services (Commercial &
Consumer)).................................          500       4,366

Banco Bilbao Vizcaya Argentaria SA (Banks
(Major Regional))..........................        3,422      51,337

Banco Santander Central Hispano SA (Banks
(Major Regional))..........................        3,301      34,965

Empresa Nacional de Electricidad SA
(Electric Companies).......................        1,064      20,695
Iberdrola SA (Electric Companies)..........        1,700      22,000
Repsol YPF SA (Oil & Gas (Refining &
Marketing))................................        1,254      25,063
Telefonica SA (Telephone)(b)...............        3,390      73,116
                                                          ----------
                                                             239,254
                                                          ----------

SWEDEN--5.5%
AGA AB Class A (Chemicals (Specialty)).....           50         804
Esselte AB Class A (Office Equipment &
Supplies)..................................           50         294
ForeningsSparbanken AB (Banks (Major
Regional)).................................          700      10,296

Hennes & Mauritz AB Class B (Retail
(Specialty-Apparel)).......................        1,300      27,273

Sandvik AB (Machinery (Diversified)).......          100       2,109
Skandia Forsakrings AB (Insurance
(Life/Health)).............................        1,200      31,879

Svenska Cellulosa AB Class B (Household
Products (Non-Durable))....................          100       1,910

Svenska Handelsbanken AB Class A (Banks
(Major Regional))..........................          900      13,135

Telefonaktiebolaget LM Ericsson AB Class B
(Communications Equipment).................       12,800     254,665
                                                          ----------
                                                             342,365
                                                          ----------

                                                 SHARES     VALUE
                                                 -------  ----------

SWITZERLAND--3.0%
Adecco SA (Services (Commercial &
Consumer)).................................           10  $    8,524

Credit Suisse Group Registered Shares
(Banks (Major Regional))...................           50       9,978

Givaudan (Manufacturing
(Specialized))(b)..........................            5       1,527
Nestle SA Registered Shares (Foods)........           20      40,158

Novartis AG Registered Shares (Health Care
(Drugs-Major Pharmaceuticals)).............           30      47,673

Roche Holding AG (Health Care (Drugs-Major
Pharmaceuticals))..........................            5      48,829

Swiss Re Registered Shares (Insurance
(Property-Casualty)).......................           10      20,448

UBS AG Registered Shares (Banks (Major
Regional)).................................           60       8,819
                                                          ----------
                                                             185,956
                                                          ----------

UNITED KINGDOM--6.0%
AstraZeneca Group PLC (Health Care
(Drugs-Major Pharmaceuticals)).............          500      23,352

BP Amoco PLC (Oil (Domestic Integrated))...        8,988      86,267
Barclays PLC (Banks (Major Regional))......          751      18,680
British Telecommunications PLC
(Telephone)................................        3,845      49,710

Glaxo Wellcome PLC (Health Care
(Drugs-Major Pharmaceuticals)).............          731      21,325

HSBC Holdings PLC (Financial
(Diversified)).............................        2,100      24,019
HSBC Holdings PLC (Financial
(Diversified))(d)..........................        3,000      34,253
Land Securities PLC (Financial
(Diversified)).............................        1,400      16,744
Lloyds TSB Group PLC (Financial
(Diversified)).............................        3,355      31,694
Marks & Spencer PLC (Retail (Department
Stores))...................................        2,584       9,085
Railtrack Group PLC (Railroads)............          200       3,108
ScottishPower PLC (Electric Companies).....          500       4,239

SmithKline Beecham PLC (Health Care
(Drugs-Major Pharmaceuticals)).............        2,187      28,639

Taylor Woodrow PLC (Engineering &
Construction)..............................          290         665
Unilever PLC (Foods).......................        2,232      13,516

18                     See Notes to Financial Statements

Phoenix-Zweig Foreign Equity Fund

                                                 SHARES     VALUE
                                                 -------  ----------
UNITED KINGDOM--CONTINUED
Wolseley PLC (Distributors (Food &
Health))...................................        1,800  $    9,905
                                                          ----------
                                                             375,201
                                                          ----------
--------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,854,094)                               4,754,661
--------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--76.7%
(IDENTIFIED COST $3,854,094)                               4,754,661
--------------------------------------------------------------------

                                                   PAR
                                                  VALUE
                                                  (000)
                                                 -------
SHORT-TERM OBLIGATIONS--22.9%

REPURCHASE AGREEMENT--22.9%
Morgan Stanley & Co., Inc. repurchase
agreement 6.72%, dated 6/30/00 due 7/3/00,
repurchase price $1,416,793 collateralized
by Fannie Mae Bond 7%, 10/1/27, market
value $1,444,788(c)........................      $ 1,416   1,416,000
--------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,416,000)                               1,416,000
--------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $5,270,094)                               6,170,661(a)
Cash and receivables, less liabilities--0.4%                  24,205
                                                          ----------
NET ASSETS--100.0%                                        $6,194,866
                                                          ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,150,725 and gross depreciation of $254,287 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $5,274,223.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral.
(d)  Security traded on Hong Kong Stock Exchange.

                       See Notes to Financial Statements                      19

Phoenix-Zweig Foreign Equity Fund

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Aerospace/Defense..........................     0.4%
Agricultural Products......................     0.6
Airlines...................................     0.5
Aluminum...................................     0.1
Automobiles................................     4.4
Banks (Major Regional).....................    11.9
Beverages (Alcoholic)......................     1.1
Broadcasting (Television, Radio & Cable)...     1.8
Chemicals (Diversified)....................     1.0
Chemicals (Specialty)......................     1.9
Communications Equipment...................    10.1
Computers (Hardware).......................     2.2
Computers (Peripherals)....................     0.2
Consumer Finance...........................     1.6
Distributors (Food & Health)...............     0.7
Electric Companies.........................     3.0
Electrical Equipment.......................     0.9
Electronics (Component Distributors).......     4.7
Engineering & Construction.................     0.3
Financial (Diversified)....................     4.5
Foods......................................     2.3
Gold & Precious Metals Mining..............     0.6
Health Care (Drugs-Major
Pharmaceuticals)...........................     5.1
Household Furnishings & Appliances.........     0.8
Household Products (Non-Durable)...........     1.0
Insurance (Life/Health)....................     2.2
Insurance (Multi-Line).....................     2.3

Insurance (Property-Casualty)..............     0.7%
Iron & Steel...............................     0.1
Leisure Time (Products)....................     0.4
Lodging-Hotels.............................     0.1
Machinery (Diversified)....................     0.6
Manufacturing (Diversified)................     2.7
Metals Mining..............................     0.6
Natural Gas................................     0.1
Oil & Gas (Exploration & Production).......     0.2
Oil & Gas (Refining & Marketing)...........     2.1
Oil (Domestic Integrated)..................     3.4
Paper & Forest Products....................     0.9
Photography/Imaging........................     0.9
Publishing.................................     0.3
Publishing (Newspapers)....................     0.2
Railroads..................................     0.8
Retail (Department Stores).................     0.2
Retail (Specialty).........................     0.3
Retail (Specialty-Apparel).................     0.6
Services (Commercial & Consumer)...........     0.3
Services (Data Processing).................     0.2
Shipping...................................     1.6
Telecommunications (Cellular/Wireless).....     0.9
Telecommunications (Long Distance).........     0.8
Telephone..................................    14.6
Tobacco....................................     0.2
                                             ------
                                              100.0%
                                             ======

Phoenix-Zweig Foreign Equity Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value,
  exclusive of repurchase agreement
  (Identified cost $3,854,094)                                $    4,754,661
Repurchase agreement, at value
  (Identified cost $1,416,000)                                     1,416,000
Foreign currency at value
  (Identified cost $7,295)                                             7,344
Cash                                                                   3,596
Gross unrealized appreciation on forward foreign currency
  contracts                                                            8,850
Receivables
  Investment securities sold                                          20,052
  Fund shares sold                                                    11,433
  Tax reclaims                                                         6,513
  Dividends and interest                                               3,342
Deferred organization expense                                         12,850
Prepaid expenses                                                          54
                                                              --------------
    Total assets                                                   6,244,695
                                                              --------------
LIABILITIES
Gross unrealized depreciation on forward foreign currency
  contracts                                                              840
Payables
  Transfer agent fee                                                   9,483
  Investment advisory fee                                              5,015
  Distribution fee                                                     4,350
  Trustees' fee                                                        1,897
  Financial agent fee                                                    430
Accrued expenses                                                      27,814
                                                              --------------
    Total liabilities                                                 49,829
                                                              --------------
NET ASSETS                                                    $    6,194,866
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $    4,697,857
Undistributed net investment loss                                    (27,889)
Accumulated net realized gain                                        616,699
Net unrealized appreciation                                          908,199
                                                              --------------
NET ASSETS                                                    $    6,194,866
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,156,317)                     82,106
Net asset value per share                                             $14.08
Offering price per share $14.08/(1-5.75%)                             $14.94
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,954,956)                    140,287
Net asset value and offering price per share                          $13.94
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $3,083,593)                    221,997
Net asset value and offering price per share                          $13.89

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $       59,306
Interest                                                              53,760
Foreign taxes withheld                                                (4,650)
                                                              --------------
    Total investment income                                          108,416
                                                              --------------
EXPENSES
Investment advisory fee                                               34,298
Distribution fee, Class A                                              1,843
Distribution fee, Class B                                              9,402
Distribution fee, Class C                                             16,469
Financial agent fee                                                    2,401
Transfer agent                                                        27,309
Registration                                                          16,747
Custodian                                                             12,428
Professional                                                          11,210
Printing                                                               5,552
Amortization of deferred organization expenses                         2,670
Trustees                                                               2,079
Miscellaneous                                                          6,975
                                                              --------------
    Total expenses                                                   149,383
                                                              --------------
NET INVESTMENT LOSS                                                  (40,967)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      502,587
Net realized loss on foreign currency transactions                   (42,120)
Net change in unrealized appreciation (depreciation) on
  investments                                                       (547,983)
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                    (378)
                                                              --------------
NET LOSS ON INVESTMENTS                                              (87,894)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $     (128,861)
                                                              ==============

                       See Notes to Financial Statements                      21

Phoenix-Zweig Foreign Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            6/30/00    Year Ended
                                          (Unaudited)   12/31/99
                                          -----------  -----------
FROM OPERATIONS
  Net investment income (loss)            $  (40,967)  $   (44,563)
  Net realized gain (loss)                   460,467     1,012,730
  Net change in unrealized appreciation
    (depreciation)                          (548,361)      726,157
                                          ----------   -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               (128,861)    1,694,324
                                          ----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                  --        (6,115)
  Net investment income, Class B                  --            --
  Net investment income, Class C                  --            --
  Net investment income, Class I                  --       (11,409)
  Net realized gains, Class A                     --       (82,456)
  Net realized gains, Class B                     --       (96,479)
  Net realized gains, Class C                     --      (176,159)
  Net realized gains, Class I                     --       (82,118)
                                          ----------   -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                 --      (454,736)
                                          ----------   -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (6,614
    and 45,819 shares, respectively)          91,920       604,851
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 6,405 shares, respectively)            --        88,383
  Cost of shares repurchased (24,909 and
    123,078 shares, respectively)           (345,619)   (1,679,522)
                                          ----------   -----------
Total                                       (253,699)     (986,288)
                                          ----------   -----------
CLASS B
  Proceeds from sales of shares (55,425
    and 13,147 shares, respectively)         764,841       178,632
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 6,228 shares, respectively)            --        84,942
  Cost of shares repurchased (39,991 and
    46,239 shares, respectively)            (555,514)     (615,878)
                                          ----------   -----------
Total                                        209,327      (352,304)
                                          ----------   -----------
CLASS C
  Proceeds from sales of shares (175,156
    and 634,957 shares, respectively)      2,402,595     8,419,758
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 12,526 shares, respectively)           --       170,358
  Cost of shares repurchased (216,444
    and 658,731 shares, respectively)     (2,986,254)   (8,742,173)
                                          ----------   -----------
Total                                       (583,659)     (152,057)
                                          ----------   -----------
CLASS I
  Proceeds from sales of shares (0 and
    12,621 shares, respectively)                  --       156,000
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 6,783 shares, respectively)            --        93,527
  Cost of shares repurchased (104,543
    and 4,465 shares, respectively)       (1,472,231)      (60,113)
                                          ----------   -----------
Total                                     (1,472,231)      189,414
                                          ----------   -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                    (2,100,262)   (1,301,235)
                                          ----------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS   (2,229,123)      (61,647)
NET ASSETS
  Beginning of period                      8,423,989     8,485,636
                                          ----------   -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($27,889) AND $13,078, RESPECTIVELY]  $6,194,866   $ 8,423,989
                                          ==========   ===========

22                     See Notes to Financial Statements

Phoenix-Zweig Foreign Equity Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                                    -------------------------------------------------------
                                                    SIX MONTHS            YEAR ENDED               FROM
                                                       ENDED              DECEMBER 31            INCEPTION
                                                      6/30/00         -------------------       11/21/97 TO
                                                    (UNAUDITED)        1999         1998         12/31/97
Net asset value, beginning of period                  $14.30          $12.39       $11.45          $11.34
INCOME FROM INVESTMENT OPERATIONS(7)
  Net investment income (loss)                         (0.04)(6)          --(6)      0.08(8)         0.01(8)
  Net realized and unrealized gain (loss)              (0.18)           2.81         0.96            0.11
                                                      ------          ------       ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                 (0.22)           2.81         1.04            0.12
                                                      ------          ------       ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                    --           (0.06)       (0.10)          (0.01)
  Dividends from net realized gains                       --           (0.84)          --              --
                                                      ------          ------       ------          ------
      TOTAL DISTRIBUTIONS                                 --           (0.90)       (0.10)          (0.01)
                                                      ------          ------       ------          ------
Change in net asset value                              (0.22)           1.91         0.94            0.11
                                                      ------          ------       ------          ------
NET ASSET VALUE, END OF PERIOD                        $14.08          $14.30       $12.39          $11.45
                                                      ======          ======       ======          ======
Total return(1)                                        (1.54)%(3)      22.98%        9.08%           1.09%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $1,156          $1,436       $2,122            $414

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                                 3.86%(2)        2.66%        1.80%           1.80%(2)
  Net investment income                                (0.62)%(2)         --%        1.14%(8)        1.20%(2)(8)
Portfolio turnover                                         2%(3)          42%          40%             64%(2)

                                                                            CLASS B
                                                    -------------------------------------------------------
                                                    SIX MONTHS            YEAR ENDED               FROM
                                                       ENDED              DECEMBER 31            INCEPTION
                                                      6/30/00         -------------------       11/21/97 TO
                                                    (UNAUDITED)        1999         1998         12/31/97
Net asset value, beginning of period                  $14.20          $12.35       $11.45          $11.34
INCOME FROM INVESTMENT OPERATIONS(7)
  Net investment income (loss)                         (0.09)(6)       (0.12)(6)     0.04(8)         0.01(8)
  Net realized and unrealized gain (loss)              (0.17)           2.81         0.92            0.11
                                                      ------          ------       ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                 (0.26)           2.69         0.96            0.12
                                                      ------          ------       ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                    --              --        (0.06)          (0.01)
  Dividends from net realized gains                       --           (0.84)          --              --
                                                      ------          ------       ------          ------
      TOTAL DISTRIBUTIONS                                 --           (0.84)       (0.06)          (0.01)
                                                      ------          ------       ------          ------
Change in net asset value                              (0.26)           1.85         0.90            0.11
                                                      ------          ------       ------          ------
NET ASSET VALUE, END OF PERIOD                        $13.94          $14.20       $12.35          $11.45
                                                      ======          ======       ======          ======
Total return(1)                                        (1.90)%(3)     22.06%         8.36%           1.03%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $1,955          $1,773       $1,873            $713

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                                 4.54%(2)       3.44%         2.50%           2.50%(2)
  Net investment income                                (1.25)%(2)     (0.90)%        0.44%(8)        0.50%(2)(8)
Portfolio turnover                                         2%(3)         42%           40%             64%(2)

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.16%, 4.00% and 5.15% for the periods ended December 31, 1999, 1998 and 1997, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.89%, 4.70% and 5.85% for the periods ended December 31, 1999, 1998 and 1997, respectively.
(6)  Computed using average shares outstanding.
(7) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(8)  Includes realized gains and losses on foreign currency transactions.

                       See Notes to Financial Statements                      23

Phoenix-Zweig Foreign Equity Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS C
                                                    -------------------------------------------------------
                                                    SIX MONTHS            YEAR ENDED               FROM
                                                       ENDED              DECEMBER 31            INCEPTION
                                                      6/30/00         -------------------       11/21/97 TO
                                                    (UNAUDITED)        1999         1998         12/31/97
Net asset value, beginning of period                  $14.15          $12.33       $11.45          $11.34
INCOME FROM INVESTMENT OPERATIONS(6)
  Net investment income (loss)                         (0.09)(5)       (0.12)(5)     0.05(7)         0.01(7)
  Net realized and unrealized gain (loss)              (0.17)           2.78         0.90            0.11
                                                      ------          ------       ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                 (0.26)           2.66         0.95            0.12
                                                      ------          ------       ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                    --              --        (0.07)          (0.01)
  Dividends from net realized gains                       --           (0.84)          --              --
                                                      ------          ------       ------          ------
      TOTAL DISTRIBUTIONS                                 --           (0.84)       (0.07)          (0.01)
                                                      ------          ------       ------          ------
Change in net asset value                              (0.26)           1.82         0.88            0.11
                                                      ------          ------       ------          ------
NET ASSET VALUE, END OF PERIOD                        $13.89          $14.15       $12.33          $11.45
                                                      ======          ======       ======          ======
Total return(1)                                        (1.84)%(3)     21.85%         8.27%           1.03%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $3,084          $3,727       $3,384          $1,177

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                                 4.55%(2)       3.46%         2.50%           2.50%(2)
  Net investment income                                (1.34)%(2)     (0.94)%        0.44%(7)        0.50%(2)(7)
Portfolio turnover                                         2%(3)         42%           40%             64%(3)

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.89%, 4.70% and 5.85% for the periods ended December 31, 1999, 1998 and 1997, respectively.
(5)  Computed using average shares outstanding.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(7)  Includes realized gains and losses on foreign currency transactions.

24                     See Notes to Financial Statements

PHOENIX-ZWEIG GOVERNMENT CASH FUND

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

  FACE
  VALUE                                                  DISCOUNT  MATURITY
  (000)                  DESCRIPTION                       RATE      DATE        VALUE
 -------                 -----------                     --------  ---------  ------------
 FEDERAL AGENCY SECURITIES--72.5%
 $15,000   Freddie Mac Discount Note...................     6.42%   7/11/00   $ 14,973,250
   5,000   Fannie Mae Discount Note....................     6.43    7/13/00      4,989,283
  15,000   Freddie Mac Discount Note...................     6.43    7/18/00     14,954,454
  15,000   FHLB Discount Corp..........................     6.42    7/21/00     14,946,500
  10,000   Freddie Mac Discount Note...................     6.45    7/25/00      9,957,000
  10,000   FHLB Discount Corp..........................     6.43    7/28/00      9,951,775
  10,000   Freddie Mac Discount Note...................     6.41     8/1/00      9,944,803
  10,000   Freddie Mac Discount Note...................     6.52    8/17/00      9,914,878
  10,000   FC Discount Note............................     6.42    8/21/00      9,909,050
  10,000   Fannie Mae Discount Note....................     6.53    8/24/00      9,902,050
  10,000   Fannie Mae Discount Note....................     6.44    8/31/00      9,890,878
  15,000   FHLB Discount Corp..........................     6.44    9/13/00     14,801,433
  10,000   Fannie Mae Discount Note....................     6.48    9/21/00      9,852,400
 -----------------------------------------------------------------------------------------
 TOTAL FEDERAL AGENCY SECURITIES                                               143,987,754
 -----------------------------------------------------------------------------------------

  FACE
  VALUE                                                  INTEREST  MATURITY
  (000)                  DESCRIPTION                       RATE      DATE        VALUE
 -------                 -----------                     --------  ---------  ------------
 REPURCHASE AGREEMENT--25.6%
 $29,733   Morgan Stanley & Co., Inc. repurchase
           agreement, 6.72%, dated 6/30/00 due 7/3/00,
           repurchase price $29,749,650, collateralized
           by Fannie Mae Bonds 5.50% to 7%, 10/1/14 to
           11/1/29, market value $30,536,233...........
                                                            6.72%    7/3/00   $ 29,733,000
  21,000   Prudential Securities repurchase agreement,
           6.80%, dated 6/30/00 due 7/3/00, repurchase
           price $21,011,900, collaterlized by FHLB
           Discount Corp. 6.66%, 7/21/00, market value
           $21,420,356 ................................
                                                            6.80     7/3/00     21,000,000
 -----------------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT                                                     50,733,000
 -----------------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.1%
(IDENTIFIED COST $194,720,754)             194,720,754(a)
Cash and receivables, less
liabilities--1.9%                            3,734,107
                                          ------------
NET ASSETS--100.0%                        $198,454,861
                                          ============

(a) Federal Income Tax Information: At June 30, 2000, the aggregate cost of securities was the same for book and tax purposes.

                       See Notes to Financial Statements                      25

Phoenix-Zweig Government Cash Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value,
  exclusive of repurchase agreements
  (Identified cost $143,987,754)                              $  143,987,754
Repurchase agreements, at value
  (Identified cost $50,733,000)                                   50,733,000
Cash                                                                     959
Receivables
  Fund shares sold                                                 7,452,384
  Interest                                                             9,517
Prepaid expenses                                                         702
                                                              --------------
    Total assets                                                 202,184,316
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                          3,493,656
  Dividend distributions                                             131,414
  Investment advisory fee                                             33,097
  Distribution fee                                                    16,493
  Transfer agent fee                                                  13,571
  Financial agent fee                                                  4,378
  Trustees' fee                                                          798
Accrued expenses                                                      36,048
                                                              --------------
    Total liabilities                                              3,729,455
                                                              --------------
NET ASSETS                                                    $  198,454,861
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  198,454,861
                                                              --------------
NET ASSETS                                                    $  198,454,861
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $3,705,056)                  3,705,056
Net asset value and offering price per share                           $1.00
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $4,247,759)                  4,247,759
Net asset value and offering price per share                           $1.00
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $3,562,228)                  3,562,228
Net asset value and offering price per share                           $1.00
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $4,415,121)                  4,415,121
Net asset value and offering price per share                           $1.00
CLASS M
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $182,524,697)              182,524,697
Net asset value and offering price per share                           $1.00

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    6,064,844
                                                              --------------
    Total investment income                                        6,064,844
                                                              --------------
EXPENSES
Investment advisory fee                                              501,751
Distribution fee, Class A                                             13,450
Distribution fee, Class B                                             21,745
Distribution fee, Class C                                              6,618
Distribution fee, Class M                                             57,415
Financial agent fee                                                   25,222
Transfer agent                                                        46,843
Registration                                                          36,047
Custodian                                                             17,225
Professional                                                          12,497
Printing                                                               9,652
Trustees                                                               4,036
Miscellaneous                                                          4,266
                                                              --------------
    Total expenses                                                   756,767
    Less expenses borne by investment adviser                       (309,905)
                                                              --------------
    Net expenses                                                     446,862
                                                              --------------
NET INVESTMENT INCOME                                         $    5,617,982
                                                              ==============

26                     See Notes to Financial Statements

Phoenix-Zweig Government Cash Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/00      Year Ended
                                          (Unaudited)     12/31/99
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $  5,617,982  $  7,715,219
  Net realized gain (loss)                          --           817
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                5,617,982     7,716,036
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (244,758)     (519,158)
  Net investment income, Class B              (101,881)      (90,797)
  Net investment income, Class C              (118,410)     (272,605)
  Net investment income, Class I              (102,420)     (108,716)
  Net investment income, Class M            (5,050,513)   (6,723,943)
  Net realized gains, Class A                       --           (71)
  Net realized gains, Class B                       --           (14)
  Net realized gains, Class C                       --           (50)
  Net realized gains, Class I                       --           (22)
  Net realized gains, Class M                       --          (660)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (5,617,982)   (7,716,036)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (85,222,454 and 520,346,360 shares,
    respectively)                           85,222.454   520,346,360
  Net asset value of shares issued from
    reinvestment of distributions
    (144,056 and 426,045 shares,
    respectively)                              144,056       426,045
  Cost of shares repurchased (87,771,501
    and 522,951,700 shares,
    respectively)                          (87,771,501) (522,951,700)
                                          ------------  ------------
Total                                       (2,404,991)   (2,179,295)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares
    (1,215,362 and 5,274,685 shares,
    respectively)                            1,215,362     5,274,685
  Net asset value of shares issued from
    reinvestment of distributions
    (81,329 and 77,651 shares,
    respectively)                               81,329        77,651
  Cost of shares repurchased (1,699,248
    and 2,440,188 shares, respectively)     (1,699,248)   (2,440,188)
                                          ------------  ------------
Total                                         (402,557)    2,912,148
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares
    (3,660,973 and 13,107,153 shares,
    respectively)                            3,660,973    13,107,153
  Net asset value of shares issued from
    reinvestment of distributions
    (107,564 and 273,984 shares,
    respectively)                              107,564       273,984
  Cost of shares repurchased (6,188,699
    and 14,022,767 shares, respectively)    (6,188,699)  (14,022,767)
                                          ------------  ------------
Total                                       (2,420,162)     (641,630)
                                          ------------  ------------
CLASS I
  Proceeds from sales of shares
    (2,306,896 and 99,867 shares,
    respectively)                            2,306,896        99,867
  Net asset value of shares issued from
    reinvestment of distributions
    (102,420 and 88,478 shares,
    respectively)                              102,420        88,478
  Cost of shares repurchased (140,000
    and 926,871 shares, respectively)         (140,000)     (926,871)
                                          ------------  ------------
Total                                        2,269,316      (738,526)
                                          ------------  ------------
CLASS M
  Proceeds from sales of shares
    (440,426,879 and 513,883,273 shares,
    respectively)                          440,426,879   513,883,273
  Net asset value of shares issued from
    reinvestment of distributions
    (4,263,096 and 5,288,093 shares,
    respectively)                            4,263,096     5,288,093
  Cost of shares repurchased
    (408,479,635 and 448,121,158 shares,
    respectively)                         (408,479,635) (448,121,158)
                                          ------------  ------------
Total                                       36,210,340    71,050,208
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      33,251,946    70,402,905
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS     33,251,946    70,402,905
NET ASSETS
  Beginning of period                      165,202,915    94,800,010
                                          ------------  ------------
  END OF PERIOD                           $198,454,861  $165,202,915
                                          ============  ============

                       See Notes to Financial Statements                      27

Phoenix-Zweig Government Cash Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS A
                                         --------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                                  YEAR ENDED DECEMBER 31
                                           6/30/00           ------------------------------------------------------------------
                                         (UNAUDITED)          1999           1998           1997           1996           1995
Net asset value, beginning of
  period                                   $ 1.00            $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                      0.03              0.04           0.05           0.05           0.05           0.05
                                           ------            ------         ------         ------         ------         ------
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.03              0.04           0.05           0.05           0.05           0.05
                                           ------            ------         ------         ------         ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.03)            (0.04)         (0.05)         (0.05)         (0.05)         (0.05)
                                           ------            ------         ------         ------         ------         ------
Change in net asset value                      --                --             --             --             --             --
                                           ------            ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD             $ 1.00            $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                           ======            ======         ======         ======         ======         ======
Total return(1)                              2.65%(3)          4.52%          4.91%          4.97%          4.83%          5.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $3,705            $6,110         $8,290         $2,472         $3,360         $3,661

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                      0.65%(2)          0.65%          0.65%          0.65%          0.65%          0.87%
  Net investment income                      5.46%(2)          4.41%          4.75%          4.85%          4.73%          4.97%

                                                                          CLASS B
                                         --------------------------------------------------------------------------
                                         SIX MONTHS                                                         FROM
                                            ENDED                   YEAR ENDED DECEMBER 31                INCEPTION
                                           6/30/00           ------------------------------------         4/8/96 TO
                                         (UNAUDITED)          1999           1998           1997          12/31/96
Net asset value, beginning of
  period                                   $ 1.00            $ 1.00         $ 1.00         $ 1.00          $ 1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                      0.02              0.04           0.04           0.04            0.03
                                           ------            ------         ------         ------          ------
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.02              0.04           0.04           0.04            0.03
                                           ------            ------         ------         ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.02)            (0.04)         (0.04)         (0.04)          (0.03)
                                           ------            ------         ------         ------          ------
Change in net asset value                      --                --             --             --              --
                                           ------            ------         ------         ------          ------
NET ASSET VALUE, END OF PERIOD             $ 1.00            $ 1.00         $ 1.00         $ 1.00          $ 1.00
                                           ======            ======         ======         ======          ======
Total return(1)                              2.30%(3)          3.80%          4.18%          4.24%           3.03%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $4,248            $4,650         $1,738           $336             $33

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                      1.35%(2)          1.35%          1.35%          1.35%           1.35%(2)
  Net investment income                      4.69%(2)          3.80%          3.97%          4.15%           4.03%(2)

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.22%, 1.09%, 1.30%, 1.74%, 1.31% and 1.34% for the periods ended June 30, 2000,
     December 31, 1999, 1998, 1997, 1996 and 1995, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.13%, 2.51%, 3.70%, 7.49% and 1.95% for the periods ended June 30, 2000, December 31, 1999, 1998, 1997 and 1996, respectively.

28                     See Notes to Financial Statements

Phoenix-Zweig Government Cash Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS C
                                         --------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                                  YEAR ENDED DECEMBER 31
                                           6/30/00           ------------------------------------------------------------------
                                         (UNAUDITED)          1999           1998           1997           1996           1995
Net asset value, beginning of
  period                                   $ 1.00            $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                      0.03              0.04           0.05           0.05           0.05           0.05
                                           ------            ------         ------         ------         ------         ------
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.03              0.04           0.05           0.05           0.05           0.05
                                           ------            ------         ------         ------         ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.03)            (0.04)         (0.05)         (0.05)         (0.05)         (0.05)
                                           ------            ------         ------         ------         ------         ------
Change in net asset value                      --                --             --             --             --             --
                                           ------            ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD             $ 1.00            $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                           ======            ======         ======         ======         ======         ======
Total return(1)                              2.65%(3)          4.52%          4.91%          4.97%          4.83%          5.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $3,562            $5,982         $6,624         $2,661         $4,535         $4,458

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                      0.65%(2)          0.65%          0.65%          0.65%          0.65%          0.87%
  Net investment income                      5.37%(2)          4.43%          4.73%          4.85%          4.73%          4.97%

                                                                           CLASS I
                                         ---------------------------------------------------------------------------
                                         SIX MONTHS                                                          FROM
                                            ENDED                   YEAR ENDED DECEMBER 31                INCEPTION
                                           6/30/00           ------------------------------------         11/1/96 TO
                                         (UNAUDITED)          1999           1998           1997           12/31/96
Net asset value, beginning of
  period                                   $ 1.00            $ 1.00         $ 1.00         $ 1.00           $ 1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                      0.03              0.05           0.05           0.05             0.01
                                           ------            ------         ------         ------           ------
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.03              0.05           0.05           0.05             0.01
                                           ------            ------         ------         ------           ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.03)            (0.05)         (0.05)         (0.05)           (0.01)
                                           ------            ------         ------         ------           ------
Change in net asset value                      --                --             --             --               --
                                           ------            ------         ------         ------           ------
NET ASSET VALUE, END OF PERIOD             $ 1.00            $ 1.00         $ 1.00         $ 1.00           $ 1.00
                                           ======            ======         ======         ======           ======
Total return(1)                              2.80%(3)          4.83%          5.23%          5.28%            0.80%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $4,415            $2,146         $2,884           $100           $1,401

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                      0.35%(2)          0.35%          0.35%          0.35%            0.35%(2)
  Net investment income                      5.74%(2)          4.73%          5.15%          5.15%            5.03%(2)

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.46%, 1.35%, 1.38%, 1.65%, 1.25% and 1.15% for the periods ended June 30, 2000,
     December 31, 1999, 1998, 1997, 1996 and 1995, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.21%, 0.67%, 1.47%, 0.82% and 0.73% for the periods ended June 30, 2000,
     December 31, 1999, 1998, 1997 and 1996, respectively.

                       See Notes to Financial Statements                      29

Phoenix-Zweig Government Cash Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                   CLASS M
                                         ------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                     YEAR ENDED DECEMBER 31
                                           6/30/00           ----------------------------------------
                                         (UNAUDITED)           1999            1998            1997
Net asset value, beginning of
  period                                  $   1.00           $   1.00         $  1.00         $  1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                       0.03               0.05            0.05            0.05
                                          --------           --------         -------         -------
      TOTAL FROM INVESTMENT
        OPERATIONS                            0.03               0.05            0.05            0.05
                                          --------           --------         -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                   (0.03)             (0.05)          (0.05)          (0.05)
                                          --------           --------         -------         -------
Change in net asset value                       --                 --              --              --
                                          --------           --------         -------         -------
NET ASSET VALUE, END OF PERIOD            $   1.00           $   1.00         $  1.00         $  1.00
                                          ========           ========         =======         =======
Total return(1)                               2.77%(3)           4.77%           5.16%           5.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $182,525           $146,314         $75,264         $56,599

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                       0.41%(2)           0.41%           0.41%           0.41%
  Net investment income                       5.63%(2)           4.71%           5.01%           5.09%

                                          CLASS M
                                  -----------------------

                                  YEAR ENDED DECEMBER 31
                                  -----------------------
                                   1996            1995
Net asset value, beginning of
  period                          $  1.00         $  1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income              0.05            0.05
                                  -------         -------
      TOTAL FROM INVESTMENT
        OPERATIONS                   0.05            0.05
                                  -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                          (0.05)          (0.05)
                                  -------         -------
Change in net asset value              --              --
                                  -------         -------
NET ASSET VALUE, END OF PERIOD    $  1.00         $  1.00
                                  =======         =======
Total return(1)                      5.09%           5.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                     $45,271         $48,515
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)              0.40%           0.64%
  Net investment income              4.98%           5.20%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.67%, 0.66%, 0.69%, 0.73%, 0.72% and 0.74% for the periods ended June 30, 2000,
     December 31, 1999, 1998, 1997, 1996 and 1995, respectively.

30                     See Notes to Financial Statements

PHOENIX-ZWEIG GOVERNMENT FUND

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                          STANDARD    PAR
                                          & POOR'S   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------
U.S. GOVERNMENT SECURITIES--74.0%

U.S. TREASURY BONDS--28.2%
U.S. Treasury Bonds 7.25%, 8/15/22......     AAA     $  400  $   448,750
U.S. Treasury Bonds 6.50%, 11/15/26.....     AAA      3,100    3,233,687
U.S. Treasury Bonds 6.25%, 5/15/30......     AAA      4,600    4,828,565
                                                             -----------
                                                               8,511,002
                                                             -----------
U.S. TREASURY NOTES--45.8%
U.S. Treasury Notes 10.75%, 2/15/03.....     AAA      1,000    1,102,500
U.S. Treasury Notes 10.75%, 5/15/03.....     AAA      2,000    2,225,000
U.S. Treasury Notes 7.25%, 5/15/04......     AAA      6,000    6,185,628
U.S. Treasury Notes 6.50%, 2/15/10......     AAA      4,200    4,336,383
                                                             -----------
                                                              13,849,511
                                                             -----------
------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $22,719,682)                                 22,360,513
------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED
SECURITIES--20.8%

Fannie Mae 8.25%, 12/18/00..............   Aaa(b)       950      956,128
Freddie Mac 10.50%, 1/1/01..............   Aaa(b)         1          713
Freddie Mac 6.875%, 1/15/05.............   Aaa(b)     2,800    2,782,758
Freddie Mac 5.125%, 10/15/08............   Aaa(b)     2,700    2,351,030
Freddie Mac 10.50%, 6/1/11..............   Aaa(b)        50       53,682
Freddie Mac 12%, 11/1/15................   Aaa(b)        96      108,047
                                          STANDARD    PAR
                                          & POOR'S   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------
GNMA 12.50%, 11/20/13...................     AAA     $    8  $     8,866
GNMA 12%, 9/15/15.......................     AAA         18       20,383
GNMA 8%, 8/15/22........................     AAA          6        6,529
------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $6,616,520)                                   6,288,136
------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--94.8%
(IDENTIFIED COST $29,336,202)                                 28,648,649
------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--4.1%

REPURCHASE AGREEMENT--4.1%
Morgan Stanley & Co., Inc. repurchase
agreement, 6.72%, dated 6/30/00 due
7/3/00, repurchase price $1,250,700,
collateralized by Fannie Mae
Bond 7.50%, 9/1/29, market value
$1,287,828..............................              1,250    1,250,000
------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,250,000)                                   1,250,000
------------------------------------------------------------------------

TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $30,586,202)              29,898,649(a)
Cash and receivables, less
liabilities--1.1%                             332,653
                                          -----------
NET ASSETS--100.0%                        $30,231,302
                                          ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $207,391 and gross depreciation of $894,944 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purpose was $30,586,202.
(b)  As rated by Moody's, Fitch or Duff & Phelps.

                       See Notes to Financial Statements                      31

Phoenix-Zweig Government Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $30,586,202)                               $   29,898,649
Cash                                                                     522
Receivables
  Interest                                                           428,596
  Fund shares sold                                                    24,172
Prepaid expenses                                                         303
                                                              --------------
    Total assets                                                  30,352,242
                                                              --------------
LIABILITIES
Payables
  Fund shares purchased                                               47,083
  Transfer agent fee                                                  18,673
  Investment advisory fee                                             15,009
  Distribution fee                                                     9,752
  Trustees' fee                                                        1,473
  Financial agent fee                                                  1,276
Accrued expenses                                                      27,674
                                                              --------------
    Total liabilities                                                120,940
                                                              --------------
NET ASSETS                                                    $   30,231,302
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   39,823,463
Undistributed net investment income                                  111,154
Accumulated net realized loss                                     (9,015,762)
Net unrealized depreciation                                         (687,553)
                                                              --------------
NET ASSETS                                                    $   30,231,302
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $19,636,275)                 2,022,540
Net asset value per share                                              $9.71
Offering price per share $9.71/(1-4.75%)                              $10.19
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,732,673)                    177,272
Net asset value and offering price per share                           $9.77
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $5,452,623)                    562,893
Net asset value and offering price per share                           $9.69
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $3,409,731)                    350,315
Net asset value and offering price per share                           $9.73

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    1,076,820
                                                              --------------
    Total investment income                                        1,076,820
                                                              --------------
EXPENSES
Investment advisory fee                                               95,518
Distribution fee, Class A                                             30,962
Distribution fee, Class B                                              8,567
Distribution fee, Class C                                             23,024
Financial agent fee                                                   11,144
Transfer agent                                                        47,667
Registration                                                          23,554
Printing                                                              14,390
Professional                                                          11,721
Custodian                                                              6,152
Trustees                                                               1,864
Miscellaneous                                                          5,995
                                                              --------------
    Total expenses                                                   280,558
                                                              --------------
NET INVESTMENT INCOME                                                796,262
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (309,450)
Net change in unrealized appreciation (depreciation) on
  investments                                                        197,482
                                                              --------------
NET LOSS ON INVESTMENTS                                             (111,968)
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $      684,294
                                                              ==============

32                     See Notes to Financial Statements

Phoenix-Zweig Government Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            6/30/00     Year Ended
                                          (Unaudited)    12/31/99
                                          -----------  ------------
FROM OPERATIONS
  Net investment income (loss)            $   796,262  $  1,844,729
  Net realized gain (loss)                   (309,450)     (524,883)
  Net change in unrealized appreciation
    (depreciation)                            197,482    (2,530,574)
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 684,294    (1,210,728)
                                          -----------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A             (471,973)   (1,149,841)
  Net investment income, Class B              (33,694)      (87,786)
  Net investment income, Class C             (124,898)     (389,322)
  Net investment income, Class I              (82,876)     (155,187)
                                          -----------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (713,441)   (1,782,136)
                                          -----------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (43,717
    and 149,538 shares, respectively)         425,392     1,518,826
  Net asset value of shares issued from
    reinvestment of distributions
    (29,125 and 70,016 shares,
    respectively)                             282,258       698,694
  Cost of shares repurchased (306,686
    and 814,413 shares, respectively)      (2,975,529)   (8,167,750)
                                          -----------  ------------
Total                                      (2,267,879)   (5,950,230)
                                          -----------  ------------
CLASS B
  Proceeds from sales of shares (50,850
    and 127,725 shares, respectively)         495,590     1,295,107
  Net asset value of shares issued from
    reinvestment of distributions
    (1,477 and 4,617 shares,
    respectively)                              14,413        46,246
  Cost of shares repurchased (44,411 and
    172,012 shares, respectively)            (433,297)   (1,721,621)
                                          -----------  ------------
Total                                          76,706      (380,268)
                                          -----------  ------------
CLASS C
  Proceeds from sales of shares (8,296
    and 181,165 shares, respectively)          80,396     1,821,289
  Net asset value of shares issued from
    reinvestment of distributions
    (6,621 and 21,234 shares,
    respectively)                              64,015       211,467
  Cost of shares repurchased (181,323
    and 611,333 shares, respectively)      (1,753,088)   (6,113,837)
                                          -----------  ------------
Total                                      (1,608,677)   (4,081,081)
                                          -----------  ------------
CLASS I
  Proceeds from sales of shares (0 and
    37,065 shares, respectively)                   --       371,104
  Net asset value of shares issued from
    reinvestment of distributions
    (8,530 and 15,534 shares,
    respectively)                              82,876       155,187
  Cost of shares repurchased (0 and
    5,638 shares, respectively)                    --       (57,000)
                                          -----------  ------------
Total                                          82,876       469,291
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (3,716,974)   (9,942,288)
                                          -----------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (3,746,121)  (12,935,152)
NET ASSETS
  Beginning of period                      33,977,423    46,912,575
                                          -----------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $111,154 AND $28,333, RESPECTIVELY]   $30,231,302  $ 33,977,423
                                          ===========  ============

                       See Notes to Financial Statements                      33

Phoenix-Zweig Government Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                               CLASS A
                                  ------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED                    YEAR ENDED DECEMBER 31
                                    6/30/00    -----------------------------------------------------
                                  (UNAUDITED)    1999       1998       1997       1996       1995
Net asset value, beginning of
  period                            $  9.72    $   10.44  $   10.09  $    9.81  $   10.39  $    9.63
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)         0.25         0.46       0.53       0.52       0.53       0.52(1)
  Net realized and unrealized
    gain (loss)                       (0.04)       (0.73)      0.35       0.28      (0.58)      0.77
                                    -------    ---------  ---------  ---------  ---------  ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                     0.21        (0.27)      0.88       0.80      (0.05)      1.29
                                    -------    ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                            (0.22)       (0.45)     (0.53)     (0.52)     (0.53)     (0.53)
                                    -------    ---------  ---------  ---------  ---------  ---------
Change in net asset value             (0.01)       (0.72)      0.35       0.28      (0.58)      0.76
                                    -------    ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD      $  9.71    $    9.72  $   10.44  $   10.09  $    9.81  $   10.39
                                    =======    =========  =========  =========  =========  =========
Total return(2)                        2.21%(4)    (2.58)%      8.91%      8.42%    (0.42)%     13.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                       $19,636      $21,922    $29,767    $28,062    $33,848    $42,207

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                   1.67%(3)     1.35%      1.32%      1.36%     1.14%(5)      1.26%
  Net investment income                5.10%(3)     4.67%      5.09%      5.26%     5.25%       5.22%
Portfolio turnover                      101%(4)      183%        48%       128%      170%        195%

                                                          CLASS B
                                  -------------------------------------------------------
                                  SIX MONTHS                                      FROM
                                     ENDED         YEAR ENDED DECEMBER 31       INCEPTION
                                    6/30/00    -------------------------------  4/8/96 TO
                                  (UNAUDITED)    1999       1998       1997     12/31/96
Net asset value, beginning of
  period                            $ 9.78     $   10.52  $   10.15  $    9.86   $ 9.76
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.21          0.39       0.44       0.46     0.29
  Net realized and unrealized
    gain (loss)                      (0.03)        (0.74)      0.37       0.26     0.11
                                    ------     ---------  ---------  ---------   ------
      TOTAL FROM INVESTMENT
        OPERATIONS                    0.18         (0.35)      0.81       0.72     0.40
                                    ------     ---------  ---------  ---------   ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                           (0.19)        (0.39)     (0.44)     (0.43)   (0.30)
                                    ------     ---------  ---------  ---------   ------
Change in net asset value            (0.01)        (0.74)      0.37       0.29     0.10
                                    ------     ---------  ---------  ---------   ------
NET ASSET VALUE, END OF PERIOD      $ 9.77     $    9.78  $   10.52  $   10.15   $ 9.86
                                    ======     =========  =========  =========   ======
Total return(2)                       1.88%(4)    (3.23)%      8.20%      7.55%    4.16%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                       $1,733        $1,657     $2,199     $1,215     $513

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                  2.37%(3)     2.06%       2.02%      2.06%    1.84%(3)(6)
  Net investment income               4.39%(3)     3.97%       4.39%      4.56%    4.55%(3)
Portfolio turnover                     101%(4)      183%         48%       128%     170%

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expense to average net assets would have been 1.36% for the period ended December 31, 1996.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.10% for the period ended December 31, 1996.

34                     See Notes to Financial Statements

Phoenix-Zweig Government Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                               CLASS C
                                  ------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED                    YEAR ENDED DECEMBER 31
                                    6/30/00    -----------------------------------------------------
                                  (UNAUDITED)    1999       1998       1997       1996       1995
Net asset value, beginning of
  period                            $ 9.69     $   10.42  $   10.08  $    9.81  $   10.38  $    9.62
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.23          0.42       0.47       0.48       0.49       0.48(1)
  Net realized and unrealized
    gain (loss)                      (0.03)        (0.74)      0.36       0.27      (0.58)      0.76
                                    ------     ---------  ---------  ---------  ---------  ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                    0.20         (0.32)      0.83       0.75      (0.09)      1.24
                                    ------     ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                           (0.20)        (0.41)     (0.49)     (0.48)     (0.48)     (0.48)
                                    ------     ---------  ---------  ---------  ---------  ---------
Change in net asset value               --         (0.73)      0.34       0.27      (0.57)      0.76
                                    ------     ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD      $ 9.69     $    9.69  $   10.42  $   10.08  $    9.81  $   10.38
                                    ======     =========  =========  =========  =========  =========
Total return(2)                       2.07%(4)    (3.09)%      8.46%      7.86%    (0.82)%     13.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                       $5,453        $7,068    $11,859    $10,199    $14,330    $19,778

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                  2.11%(3)     1.80%       1.77%      1.81%     1.59%(5)      1.71%
  Net investment income               4.64%(3)     4.22%       4.64%      4.81%     4.80%       4.77%
Portfolio turnover                     101%(4)      183%         48%       128%      170%        195%

                                                     CLASS I
                                  ---------------------------------------------
                                  SIX MONTHS        YEAR ENDED          FROM
                                     ENDED         DECEMBER 31       INCEPTION
                                    6/30/00    --------------------  7/14/97 TO
                                  (UNAUDITED)    1999       1998      12/31/97
Net asset value, beginning of
  period                            $ 9.74     $   10.48  $   10.11    $ 9.88
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.26          0.49       0.55      0.26
  Net realized and unrealized
    gain (loss)                      (0.03)        (0.74)      0.37      0.23
                                    ------     ---------  ---------    ------
      TOTAL FROM INVESTMENT
        OPERATIONS                    0.23         (0.25)      0.92      0.49
                                    ------     ---------  ---------    ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                           (0.24)        (0.49)     (0.55)    (0.26)
                                    ------     ---------  ---------    ------
Change in net asset value            (0.01)        (0.74)      0.37      0.23
                                    ------     ---------  ---------    ------
NET ASSET VALUE, END OF PERIOD      $ 9.73     $    9.74  $   10.48    $10.11
                                    ======     =========  =========    ======
Total return(2)                       2.39%(4)    (2.31)%      9.33%     5.01%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                       $3,410        $3,330     $3,088    $1,050

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                  1.38%(3)     1.06%       1.02%     1.06%(3)
  Net investment income               5.40%(3)     4.98%       5.39%     5.56%(3)
Portfolio turnover                     101%(4)      183%         48%      128%

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.81% for the period ended December 31, 1996.

                       See Notes to Financial Statements                      35

PHOENIX-ZWEIG GROWTH & INCOME FUND

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                              SHARES     VALUE
                                              ------  -----------
COMMON STOCKS--62.3%

AIR FREIGHT--0.4%
Expeditors International of Washington,
Inc.....................................      1,400   $    66,500
ALUMINUM--0.4%
Alcoa, Inc..............................      2,400        69,600

AUTO PARTS & EQUIPMENT--0.0%
Visteon Corp.(b)........................        105         1,270

AUTOMOBILES--0.2%
Ford Motor Co...........................        800        34,400

BANKS (MAJOR REGIONAL)--4.6%
AmSouth Bancorp.........................      1,200        18,900
Bank of New York Co., Inc. (The)........      2,200       102,300
Fifth Third Bancorp.....................      1,100        69,575
Firstar Corp............................      1,600        33,700
Huntington Bancshares, Inc..............      1,200        18,975
KeyCorp.................................        700        12,337
Mellon Financial Corp...................      2,700        98,381
National City Corp......................      1,600        27,300
Northern Trust Corp.....................      1,900       123,619
Regions Financial Corp..................      1,200        23,850
SouthTrust Corp.........................        400         9,050
State Street Corp.......................      1,100       116,669
SunTrust Banks, Inc.....................      1,400        63,962
Wells Fargo & Co........................      2,400        93,000
                                                      -----------
                                                          811,618
                                                      -----------

BANKS (MONEY CENTER)--0.6%
Bank of America Corp....................      1,300        55,900
Chase Manhattan Corp. (The).............      1,200        55,275
                                                      -----------
                                                          111,175
                                                      -----------
BANKS (REGIONAL)--0.6%
Investors Financial Services Corp.......      1,600        63,500
Marshall & Ilsley Corp..................        900        37,350
                                                      -----------
                                                          100,850
                                                      -----------
BEVERAGES (NON-ALCOHOLIC)--0.2%
PepsiCo, Inc............................        800        35,550

                                              SHARES     VALUE
                                              ------  -----------

BIOTECHNOLOGY--1.4%
Amgen, Inc.(b)..........................        500   $    35,125
Immunex Corp.(b)........................        600        29,662
Techne Corp.(b).........................      1,400       182,000
                                                      -----------
                                                          246,787
                                                      -----------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.2%
Univision Communications, Inc. Class
A(b)....................................        300        31,050

CHEMICALS (SPECIALTY)--0.4%
Ecolab, Inc.............................      1,600        62,500

COMMUNICATIONS EQUIPMENT--3.5%
ADC Telecommunications, Inc.(b).........      1,100        92,292
ADTRAN, Inc.(b).........................        800        47,900
Carrier Access Corp.(b).................        600        31,725
CommScope, Inc.(b)......................      1,400        57,400
Comverse Technology, Inc.(b)............        400        37,200
Ditech Communications Corp.(b)..........        800        75,650
Harmonic, Inc.(b).......................        500        12,375
Motorola, Inc...........................      1,200        34,875
QUALCOMM, Inc.(b).......................        200        12,000
Scientific-Atlanta, Inc.................      1,600       119,200
Sycamore Networks, Inc.(b)..............        600        66,225
Westell Technologies, Inc.(b)...........      1,100        16,500
Wireless Facilities, Inc.(b)............        300        15,281
                                                      -----------
                                                          618,623
                                                      -----------

COMPUTERS (HARDWARE)--1.0%
Compaq Computer Corp....................      1,100        28,119
Dell Computer Corp.(b)..................        300        14,794
Hewlett-Packard Co......................        500        62,437
Sun Microsystems, Inc.(b)...............        800        72,750
                                                      -----------
                                                          178,100
                                                      -----------

COMPUTERS (NETWORKING)--1.0%
Cisco Systems, Inc.(b)..................      1,736       110,344
Network Appliance, Inc. (b).............        700        56,350
                                                      -----------
                                                          166,694
                                                      -----------

COMPUTERS (PERIPHERALS)--0.2%
Crossroads Systems, Inc.(b).............        300         7,575

36                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                                              SHARES     VALUE
                                              ------  -----------
COMPUTERS (PERIPHERALS)--CONTINUED
EMC Corp.(b)............................        400   $    30,775
                                                      -----------
                                                           38,350
                                                      -----------
COMPUTERS (SOFTWARE & SERVICES)--4.1%
Adobe Systems, Inc......................        500        65,000
Amdocs Ltd.(b)..........................        600        46,050
America Online, Inc.(b).................        500        26,375
Autodesk, Inc...........................        600        20,812
Aware, Inc.(b)..........................        700        35,787
eBay, Inc.(b)...........................        400        21,725
Foundry Networks, Inc.(b)...............        300        33,150
Henry (Jack) & Associates, Inc..........        500        25,062
Infonet Services Corp. Class B(b).......      1,100        13,131
Mercury Interactive Corp.(b)............        400        38,700
Oracle Corp.(b).........................      1,000        84,062
Portal Software, Inc.(b)................        500        31,937
Red Hat, Inc.(b)........................        900        24,356
Siebel Systems, Inc. (b)................        400        65,425
Software.com, Inc.(b)...................        300        38,962
TIBCO Software, Inc.(b).................        500        53,617
VERITAS Software Corp.(b)...............        250        28,254
VeriSign, Inc.(b).......................        100        17,650
Yahoo!, Inc.(b).........................        400        49,550
                                                      -----------
                                                          719,605
                                                      -----------

CONSUMER FINANCE--0.5%
MBNA Corp...............................      2,400        65,100
Metris Cos., Inc........................        300         7,537
Providian Financial Corp................        100         9,000
                                                      -----------
                                                           81,637
                                                      -----------

DISTRIBUTORS (FOOD & HEALTH)--0.8%
McKesson HBOC, Inc......................        700        14,656
Patterson Dental Co.(b).................        600        30,600
SYSCO Corp..............................      2,200        92,675
                                                      -----------
                                                          137,931
                                                      -----------

ELECTRICAL EQUIPMENT--3.5%
AVX Corp................................      2,600        59,637
Advanced Energy Industries, Inc.(b).....        700        41,256
Amphenol Corp. Class A(b)...............      1,100        72,806
Ballard Power Systems, Inc.(b)..........        400        35,925
Cohu, Inc...............................        900        24,272
General Electric Co.....................      3,300       174,900
KEMET Corp.(b)..........................        400        10,025

                                              SHARES     VALUE
                                              ------  -----------
ELECTRICAL EQUIPMENT--CONTINUED
Molex, Inc..............................      1,175   $    56,547
Symbol Technologies, Inc................      1,700        94,669
Zomax, Inc.(b)..........................      3,700        48,562
                                                      -----------
                                                          618,599
                                                      -----------

ELECTRONICS (INSTRUMENTATION)--1.0%
Keithley Instruments, Inc...............        200        17,425
Methode Electronics, Inc. Class A.......        600        23,175
Newport Corp............................        100        10,737
PE Corp.-PE Biosystems Group............        900        59,287
PerkinElmer, Inc........................      1,000        66,125
                                                      -----------
                                                          176,749
                                                      -----------

ELECTRONICS (SEMICONDUCTORS)--5.9%
Amkor Technology, Inc.(b)...............        900        31,781
Analog Devices, Inc.(b).................      1,400       106,400
Broadcom Corp. Class A(b)...............        200        43,788
Burr-Brown Corp.(b).....................        700        60,681
Dallas Semiconductor Corp...............      2,200        89,650
Intel Corp..............................      1,200       160,425
Kopin Corp.(b)..........................        400        27,700
Linear Technology Corp..................      3,500       223,781
Micrel, Inc.(b).........................        800        34,750
Microchip Technology, Inc.(b)...........        950        55,352
Semtech Corp.(b)........................        700        53,539
Texas Instruments, Inc..................      1,700       116,769
TranSwitch Corp.(b).....................        300        23,156
                                                      -----------
                                                        1,027,772
                                                      -----------

EQUIPMENT (SEMICONDUCTORS)--1.0%
Cymer, Inc.(b)..........................      1,400        66,850
Helix Technology Corp...................        400        15,600
KLA-Tencor Corp.(b).....................        300        17,569
Teradyne, Inc.(b).......................      1,100        80,850
                                                      -----------
                                                          180,869
                                                      -----------

FINANCIAL (DIVERSIFIED)--2.5%
Ambac Financial Group, Inc..............        600        32,888
American Express Co.....................        800        41,700
Citigroup, Inc..........................      1,850       111,463
Fannie Mae..............................      1,200        62,625
Freddie Mac.............................      1,000        40,500
Morgan Stanley Dean Witter & Co.........      1,700       141,525
                                                      -----------
                                                          430,701
                                                      -----------

                       See Notes to Financial Statements                      37

Phoenix-Zweig Growth & Income Fund

                                              SHARES     VALUE
                                              ------  -----------
FOODS--0.2%
Keebler Foods Co........................        800   $    29,700

FOOTWEAR--0.1%
Timberland Co. (The) Class A(b).........        200        14,163

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.0%
MGM Grand, Inc..........................        100         3,213

GOLD & PRECIOUS METALS MINING--0.1%
Homestake Mining Co.....................      3,600        24,750

HEALTH CARE (DIVERSIFIED)--1.3%
Allergan, Inc...........................      1,100        81,950
Bristol-Myers Squibb Co.................      1,200        69,900
IVAX Corp.(b)...........................      1,000        41,500
Johnson & Johnson.......................        400        40,750
                                                      -----------
                                                          234,100
                                                      -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--3.0%
Forest Laboratories, Inc.(b)............      1,100       111,100
ICOS Corp.(b)...........................      1,000        44,000
Pfizer, Inc.............................      4,900       235,200
QLT PhotoTherapeutics, Inc.(b)..........        500        38,656
Schering-Plough Corp....................      1,800        90,900
                                                      -----------
                                                          519,856
                                                      -----------

HEALTH CARE (GENERIC AND OTHER)--0.3%
Jones Pharma, Inc.......................        900        35,944
Mylan Laboratories, Inc.................      1,300        23,725
                                                      -----------
                                                           59,669
                                                      -----------

HEALTH CARE (MANAGED CARE)--0.3%
Oxford Health Plans, Inc.(b)............      1,500        35,719
UnitedHealth Group, Inc.................        200        17,150
                                                      -----------
                                                           52,869
                                                      -----------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.9%
Bausch & Lomb, Inc......................        200        15,475
Biomet, Inc.............................        300        11,531
Medtronic, Inc..........................      1,300        64,756
MiniMed, Inc. (b).......................        300        35,400
Stryker Corp............................        500        21,875
                                                      -----------
                                                          149,037
                                                      -----------
HEALTH CARE (SPECIALIZED SERVICES)--0.3%
Laboratory Corporation of America
Holdings(b).............................        700        53,988

                                              SHARES     VALUE
                                              ------  -----------

HOUSEHOLD FURNISHINGS & APPLIANCES--0.1%
Whirlpool Corp..........................        400   $    18,650

INSURANCE (MULTI-LINE)--0.5%
American International Group, Inc.......        800        94,000

INSURANCE BROKERS--0.3%
Aon Corp................................      1,400        43,488

INVESTMENT BANKING/BROKERAGE--2.8%
AXA Financial, Inc......................      1,500        51,000
Bear Stearns Cos., Inc. (The)...........        124         5,162
eSPEED, Inc. Class A(b).................        700        30,406
Goldman Sachs Group, Inc. (The).........        500        47,438
Lehman Brothers Holdings, Inc...........        500        47,281
Merrill Lynch & Co., Inc................        800        92,000
Schwab (Charles) Corp. (The)............      4,850       163,081
Waddell & Reed Financial, Inc. Class
A.......................................      1,600        52,500
                                                      -----------
                                                          488,868
                                                      -----------

INVESTMENT MANAGEMENT--0.9%
Franklin Resources, Inc.................      1,000        30,375
Price (T. Rowe) Associates, Inc.........      3,000       127,500
                                                      -----------
                                                          157,875
                                                      -----------

IRON & STEEL--0.1%
Nucor Corp..............................        700        23,231

LEISURE TIME (PRODUCTS)--0.6%
Harley-Davidson, Inc....................      2,900       111,650

MACHINERY (DIVERSIFIED)--0.3%
Dover Corp..............................      1,300        52,731
Ingersoll-Rand Co.......................        200         8,050
                                                      -----------
                                                           60,781
                                                      -----------

MANUFACTURING (DIVERSIFIED)--0.6%
Johnson Controls, Inc...................        600        30,788
Tyco International Ltd..................      1,400        66,325
                                                      -----------
                                                           97,113
                                                      -----------

MANUFACTURING (SPECIALIZED)--0.5%
Avery Dennison Corp.....................        500        33,563
CTS Corp................................        100         4,500
Millipore Corp..........................        700        52,763
                                                      -----------
                                                           90,826
                                                      -----------

38                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                                              SHARES     VALUE
                                              ------  -----------
NATURAL GAS--0.1%
Williams Cos., Inc. (The)...............        500   $    20,844
OIL & GAS (DRILLING & EQUIPMENT)--0.1%
BJ Services Co.(b)......................        400        25,000

OIL & GAS (EXPLORATION & PRODUCTION)--0.7%
Kerr-McGee Corp.........................        200        11,788
Unocal Corp.............................      1,100        36,438
Vastar Resources, Inc...................      1,000        82,188
                                                      -----------
                                                          130,414
                                                      -----------

OIL & GAS (REFINING & MARKETING)--0.2%
Tosco Corp..............................      1,100        31,488
Valero Energy Corp......................        200         6,350
                                                      -----------
                                                           37,838
                                                      -----------

OIL (DOMESTIC INTEGRATED)--0.2%
Conoco, Inc. Class B....................      1,300        31,931

OIL (INTERNATIONAL INTEGRATED)--0.2%
Exxon Mobil Corp........................        400        31,425

PAPER & FOREST PRODUCTS--0.1%
Westvaco Corp...........................      1,000        24,813
PERSONAL CARE--0.4%
Estee Lauder Cos., Inc. (The) Class A...        600        29,663
Gillette Co. (The)......................        900        31,444
                                                      -----------
                                                           61,107
                                                      -----------
POWER PRODUCERS (INDEPENDENT)--0.5%
AES Corp. (The)(b)......................      2,000        91,250

PUBLISHING--0.4%
McGraw-Hill Cos., Inc. (The)............      1,200        64,800

PUBLISHING (NEWSPAPERS)--0.7%
New York Times Co. (The) Class A........      1,900        75,050
Tribune Co..............................      1,100        38,500
                                                      -----------
                                                          113,550
                                                      -----------

RAILROADS--0.2%
Kansas City Southern Industries, Inc....        400        35,475

REITS--0.2%
Equity Residential Properties Trust.....        700        32,200

RETAIL (BUILDING SUPPLIES)--0.7%
Fastenal Co.............................      1,000        50,625

                                              SHARES     VALUE
                                              ------  -----------
RETAIL (BUILDING SUPPLIES)--CONTINUED
Home Depot, Inc. (The)..................      1,600   $    79,900
                                                      -----------
                                                          130,525
                                                      -----------

RETAIL (COMPUTERS & ELECTRONICS)--0.9%
Best Buy Co., Inc.(b)...................        500        31,625
CDW Computer Centers, Inc.(b)...........      1,600       100,000
RadioShack Corp.........................        600        28,425
                                                      -----------
                                                          160,050
                                                      -----------

RETAIL (DEPARTMENT STORES)--0.6%
Kohl's Corp.(b).........................      1,900       105,688

RETAIL (DISCOUNTERS)--0.3%
Family Dollar Stores, Inc...............      3,100        60,644

RETAIL (FOOD CHAINS)--0.2%
Kroger Co. (The)(b).....................      1,600        35,300

RETAIL (GENERAL MERCHANDISE)--0.9%
Wal-Mart Stores, Inc....................      2,800       161,350

RETAIL (SPECIALTY)--0.7%
Bed Bath & Beyond, Inc.(b)..............      1,300        47,125
Tiffany & Co............................      1,100        74,250
                                                      -----------
                                                          121,375
                                                      -----------

SERVICES (ADVERTISING/MARKETING)--0.7%
Interpublic Group of Cos., Inc. (The)...      2,100        90,300
Omnicom Group, Inc......................        400        35,625
                                                      -----------
                                                          125,925
                                                      -----------

SERVICES (COMMERCIAL & CONSUMER)--1.0%
Cintas Corp.............................        900        33,019
Diamond Technology Partners, Inc. (b)...        300        26,400
Dun & Bradstreet Corp. (The)............      1,000        28,625
Gemstar International Group Ltd. (b)....      1,300        79,889
Macrovision Corp.(b)....................        200        12,784
                                                      -----------
                                                          180,717
                                                      -----------

SERVICES (COMPUTER SYSTEMS)--0.1%
Comdisco, Inc...........................        700        15,619

SERVICES (DATA PROCESSING)--2.4%
Automatic Data Processing, Inc..........      2,500       133,906
Concord EFS, Inc.(b)....................      2,300        59,800
National Computer Systems, Inc..........        400        19,700

                       See Notes to Financial Statements                      39

Phoenix-Zweig Growth & Income Fund

                                              SHARES     VALUE
                                              ------  -----------
SERVICES (DATA PROCESSING)--CONTINUED
Paychex, Inc............................      4,900   $   205,800
                                                      -----------
                                                          419,206
                                                      -----------

SERVICES (EMPLOYMENT)--0.3%
Manpower, Inc...........................        300         9,600
Robert Half International, Inc.(b)......      1,200        34,200
                                                      -----------
                                                           43,800
                                                      -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.1%
Powerwave Technologies, Inc.(b).........        400        17,600

TELECOMMUNICATIONS (LONG DISTANCE)--0.4%
Time Warner Telecom, Inc. Class A(b)....      1,000        64,375
Williams Communications Group,
Inc.(b).................................        400        13,275
                                                      -----------
                                                           77,650
                                                      -----------
TELEPHONE--0.4%
BellSouth Corp..........................      1,400        59,675
CenturyTel, Inc.........................        500        14,375
                                                      -----------
                                                           74,050
                                                      -----------

TOBACCO--0.7%
Philip Morris Cos., Inc.................      2,200        58,438
R.J. Reynolds Tobacco Holdings, Inc.....      2,100        58,669
                                                      -----------
                                                          117,107
                                                      -----------
TRUCKERS--0.5%
C.H. Robinson Worldwide, Inc............      1,700        84,150

TRUCKS & PARTS--0.2%
PACCAR, Inc.(b).........................        900        35,719
-----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $10,411,796)                          10,941,879
-----------------------------------------------------------------

FOREIGN COMMON STOCKS--5.9%

ALUMINUM--0.2%
Alcan Aluminum Ltd. (Canada)............        900        27,900

BIOTECHNOLOGY--0.2%
BioChem Pharma, Inc. (Canada)(b)........      1,300        32,012

COMMUNICATIONS EQUIPMENT--0.9%
Alcatel ADR (France)....................        500        33,250
Nokia Oyj ADR (Finland).................        600        29,962
Nortel Networks Corp. (Canada)..........      1,100        75,075

                                              SHARES     VALUE
                                              ------  -----------
COMMUNICATIONS EQUIPMENT--CONTINUED
Telefonaktiebolaget LM Ericsson AB ADR
(Sweden)................................        900   $    18,000
                                                      -----------
                                                          156,287
                                                      -----------

COMPUTERS (SOFTWARE & SERVICES)--0.9%
Business Objects SA Sponsored ADR
(France)(b).............................        300        26,437
Infosys Technologies Ltd. Sponsored ADR
(India).................................        600       106,350
SAP AG ADR (Germany)....................        700        32,856
                                                      -----------
                                                          165,643
                                                      -----------

ELECTRONICS (SEMICONDUCTORS)--0.8%
ARM Holdings PLC Sponsored ADR (United
Kingdom)(b).............................        800        26,300

STMicroelectronics NV NY Shares
(France)................................      1,700       109,119
                                                      -----------
                                                          135,419
                                                      -----------

ENTERTAINMENT--0.2%
News Corp. Ltd. (The) ADR (Australia)...        600        32,700

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.0%
AstraZeneca Group PLC ADR (United
Kingdom)................................      1,200        55,800

Shire Pharmaceuticals Group PLC ADR
(United Kingdom)(b).....................        400        20,750

Teva Pharmaceutical Industries Ltd. ADR
(Israel)................................      1,900       105,331
                                                      -----------
                                                          181,881
                                                      -----------

METALS MINING--0.1%
Inco Ltd. (Canada)(b)...................        600         9,225

OIL (INTERNATIONAL INTEGRATED)--0.2%
Shell Transport & Trading Co. ADR
(United Kingdom)........................        600        29,963

RAILROADS--0.2%
Canadian Pacific Ltd. (Canada)..........      1,600        41,900

RETAIL (FOOD CHAINS)--0.2%
Koninklijke Ahold NV ADR
(Netherlands)...........................      1,100        32,244

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.1%
Vodafone AirTouch PLC ADR (United
Kingdom)................................        600        24,863

TELECOMMUNICATIONS (LONG DISTANCE)--0.7%
COLT Telecom Group PLC Sponsored ADR
(United Kingdom)(b).....................        200        27,125

Cable & Wireless PLC ADR (United
Kingdom)................................        800        40,050

40                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                                              SHARES     VALUE
                                              ------  -----------
TELECOMMUNICATIONS (LONG DISTANCE)--CONTINUED
Sonera Oyj ADR (Finland)................        700   $    32,200

Telefonos de Mexico SA de C.V. ADR
Series L (Mexico).......................        500        28,563
                                                      -----------
                                                          127,938
                                                      -----------

TEXTILES (SPECIALTY)--0.2%
Gucci Group (Netherlands)...............        400        37,900
-----------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,039,205)                            1,035,875
-----------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--68.2%
(IDENTIFIED COST $11,451,001)                          11,977,754
-----------------------------------------------------------------

                                               PAR
                                              VALUE
                                              (000)      VALUE
                                              ------  -----------
SHORT-TERM OBLIGATIONS--32.5%

U.S. GOVERNMENT SECURITIES--0.3%
U.S. Treasury Bill 5.32%, 7/27/00(c)....      $   50  $    49,808

FEDERAL AGENCY SECURITIES--22.8%
Freddie Mac 6.35% 7/5/00................       4,000    3,997,178

REPURCHASE AGREEMENT--9.4%
Morgan Stanley & Co., Inc. repurchase
agreement, 6.72%, dated 6/30/00 due
7/3/00, repurchase price $1,655,927,
collateralized by Fannie Mae Bond 5.50%,
6/1/13, market value $1,705,941.........       1,655    1,655,000
-----------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $5,701,986)                            5,701,986
-----------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $17,152,987)                           17,679,740(a)
Cash and receivables, less liabilities--(0.7%)            (126,697)
                                                       -----------
NET ASSETS--100.0%                                     $17,553,043
                                                       ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,351,394 and gross depreciation of $889,701 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $17,218,047.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral.

                       See Notes to Financial Statements                      41

Phoenix-Zweig Growth & Income Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $17,152,987)                               $   17,679,740
Cash                                                                   3,017
Receivables
  Dividends and interest                                               9,504
  Fund shares sold                                                     5,038
Deferred organization expenses                                           246
Prepaid expenses                                                       7,223
                                                              --------------
    Total assets                                                  17,704,768
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                             85,110
  Distribution fee                                                    11,678
  Investment advisory fee                                             11,112
  Transfer agent fee                                                   7,763
  Variation margin for futures contracts                               2,525
  Financial agent fee                                                  1,696
  Trustees' fee                                                        1,037
Accrued expenses                                                      30,804
                                                              --------------
    Total liabilities                                                151,725
                                                              --------------
NET ASSETS                                                    $   17,553,043
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   15,984,536
Undistributed net investment loss                                     (2,207)
Accumulated net realized gain                                      1,042,861
Net unrealized appreciation                                          527,853
                                                              --------------
NET ASSETS                                                    $   17,553,043
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $2,572,247)                    195,724
Net asset value per share                                             $13.14
Offering price per share $13.14/(1-5.75%)                             $13.94
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $8,542,754)                    650,067
Net asset value and offering price per share                          $13.14
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $4,500,460)                    342,068
Net asset value and offering price per share                          $13.16
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,937,582)                    146,880
Net asset value and offering price per share                          $13.19

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $      256,041
Dividends                                                             50,697
Foreign taxes withheld                                                  (456)
                                                              --------------
    Total investment income                                          306,282
                                                              --------------
EXPENSES
Investment advisory fee                                               70,541
Distribution fee, Class A                                              4,335
Distribution fee, Class B                                             45,298
Distribution fee, Class C                                             24,647
Financial agent fee                                                    6,584
Transfer agent                                                        28,807
Custodian                                                             23,067
Registration                                                          15,738
Professional                                                          11,850
Printing                                                               8,773
Trustees                                                               3,207
Amortization of deferred organization expenses                         2,563
Miscellaneous                                                          5,837
                                                              --------------
    Total expenses                                                   251,247
                                                              --------------
NET INVESTMENT INCOME                                                 55,035
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    1,630,493
Net realized gain on futures contracts                                36,369
Net change in unrealized appreciation (depreciation) on
  investments                                                       (141,326)
                                                              --------------
NET GAIN ON INVESTMENTS                                            1,525,536
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    1,580,571
                                                              ==============

42                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            6/30/00     Year Ended
                                          (Unaudited)    12/31/99
                                          -----------  ------------
FROM OPERATIONS
  Net investment income (loss)            $    55,035  $    231,452
  Net realized gain (loss)                  1,666,862     1,277,181
  Net change in unrealized appreciation
    (depreciation)                           (141,326)   (1,869,768)
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               1,580,571      (361,135)
                                          -----------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (10,468)      (66,509)
  Net investment income, Class B              (13,664)      (85,176)
  Net investment income, Class C               (5,503)      (39,823)
  Net investment income, Class I              (10,493)      (35,875)
  Net realized gains, Class A                      --      (302,474)
  Net realized gains, Class B                      --      (876,208)
  Net realized gains, Class C                      --      (539,738)
  Net realized gains, Class I                      --      (156,842)
                                          -----------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS             (40,128)   (2,102,645)
                                          -----------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (3,676
    and 20,588 shares, respectively)           48,805       271,536
  Net asset value of shares issued from
    reinvestment of distributions
    (653 and 29,156 shares,
    respectively)                               8,524       345,397
  Cost of shares repurchased (88,261 and
    380,081 shares, respectively)          (1,115,632)   (4,983,646)
                                          -----------  ------------
Total                                      (1,058,303)   (4,366,713)
                                          -----------  ------------
CLASS B
  Proceeds from sales of shares (43,905
    and 52,764 shares, respectively)          560,829       684,195
  Net asset value of shares issued from
    reinvestment of distributions
    (773 and 66,723 shares,
    respectively)                              10,106       782,620
  Cost of shares repurchased (192,162
    and 547,967 shares, respectively)      (2,454,542)   (7,095,775)
                                          -----------  ------------
Total                                      (1,883,607)   (5,628,960)
                                          -----------  ------------
CLASS C
  Proceeds from sales of shares (11,224
    and 71,824 shares, respectively)          153,063       919,029
  Net asset value of shares issued from
    reinvestment of distributions
    (374 and 45,958 shares,
    respectively)                               4,888       538,304
  Cost of shares repurchased (122,613
    and 738,676 shares, respectively)      (1,571,446)   (9,519,002)
                                          -----------  ------------
Total                                      (1,413,495)   (8,061,669)
                                          -----------  ------------
CLASS I
  Proceeds from sales of shares (0 and
    17,995 shares, respectively)                   --       228,000
  Net asset value of shares issued from
    reinvestment of distributions
    (800 and 16,206 shares,
    respectively)                              10,493       192,711
  Cost of shares repurchased (5,729 and
    6,202 shares, respectively)               (75,000)      (83,117)
                                          -----------  ------------
Total                                         (64,507)      337,594
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (4,419,912)  (17,719,748)
                                          -----------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (2,879,469)  (20,183,528)
NET ASSETS
  Beginning of period                      20,432,512    40,616,040
                                          -----------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) AND
    DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME OF ($2,207) AND
    ($17,114), RESPECTIVELY]              $17,553,043  $ 20,432,512
                                          ===========  ============

                       See Notes to Financial Statements                      43

Phoenix-Zweig Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS A
                                                    --------------------------------------------------------------------
                                                    SIX MONTHS                                                  FROM
                                                       ENDED               YEAR ENDED DECEMBER 31             INCEPTION
                                                      6/30/00         --------------------------------       11/26/96 TO
                                                    (UNAUDITED)        1999         1998         1997         12/31/96
Net asset value, beginning of period                  $12.13          $13.40       $13.73       $11.37          $11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                          0.08            0.17(6)      0.11         0.24            0.01
  Net realized and unrealized gain (loss)               0.98           (0.08)       (0.33)        2.36            0.03
                                                      ------          ------       ------       ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                  1.06            0.09        (0.22)        2.60            0.04
                                                      ------          ------       ------       ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                 (0.05)          (0.21)       (0.11)       (0.24)          (0.01)
  Dividends from net realized gains                       --           (1.15)          --           --              --
                                                      ------          ------       ------       ------          ------
      TOTAL DISTRIBUTIONS                              (0.05)          (1.36)       (0.11)       (0.24)          (0.01)
                                                      ------          ------       ------       ------          ------
Change in net asset value                               1.01           (1.27)       (0.33)        2.36            0.03
                                                      ------          ------       ------       ------          ------
NET ASSET VALUE, END OF PERIOD                        $13.14          $12.13       $13.40       $13.73          $11.37
                                                      ======          ======       ======       ======          ======
Total return(1)                                         8.77%(3)        1.09%      (1.61)%       23.12%           0.39%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $2,572          $3,393       $8,172       $6,836          $2,508

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                    2.16%(2)        1.80%       1.56%(4)      1.30%(4)        1.30%(2)(4)
  Net investment income                                 1.09%(2)        1.28%       0.82%         2.26%           1.47%(2)
Portfolio turnover                                       145%(3)         193%        152%          120%              2%

                                                                                   CLASS B
                                                    ----------------------------------------------------------------------
                                                    SIX MONTHS                                                    FROM
                                                       ENDED                YEAR ENDED DECEMBER 31              INCEPTION
                                                      6/30/00         ----------------------------------       11/26/96 TO
                                                    (UNAUDITED)        1999         1998          1997          12/31/96
Net asset value, beginning of period                  $12.14          $13.39       $ 13.73       $ 11.37          $11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                          0.02            0.08(6)       0.02          0.16            0.01
  Net realized and unrealized gain (loss)               1.00           (0.08)        (0.34)         2.36            0.03
                                                      ------          ------       -------       -------          ------
      TOTAL FROM INVESTMENT OPERATIONS                  1.02            0.00         (0.32)         2.52            0.04
                                                      ------          ------       -------       -------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                 (0.02)          (0.10)        (0.02)        (0.16)          (0.01)
  Dividends from net realized gains                       --           (1.15)           --            --              --
                                                      ------          ------       -------       -------          ------
      TOTAL DISTRIBUTIONS                              (0.02)          (1.25)        (0.02)        (0.16)          (0.01)
                                                      ------          ------       -------       -------          ------
Change in net asset value                               1.00           (1.25)        (0.34)         2.36            0.03
                                                      ------          ------       -------       -------          ------
NET ASSET VALUE, END OF PERIOD                        $13.14          $12.14       $ 13.39       $ 13.73          $11.37
                                                      ======          ======       =======       =======          ======
Total return(1)                                         8.40%(3)        0.42%       (2.33)%        22.29%           0.33%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $8,543          $9,684       $16,416       $11,920          $2,693

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                    2.89%(2)        2.51%        2.26%(5)       2.00%(5)        2.00%(2)(5)
  Net investment income                                 0.37%(2)        0.64%        0.12%          1.56%           0.77%(2)
Portfolio turnover                                       145%(3)         193%         152%           120%              2%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.61%, 2.00% and 3.37% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.31%, 2.70% and 4.07% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(6)  Computed using average shares outstanding.

44                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS C
                                                    ----------------------------------------------------------------------
                                                    SIX MONTHS                                                    FROM
                                                       ENDED                YEAR ENDED DECEMBER 31              INCEPTION
                                                      6/30/00         ----------------------------------       11/26/96 TO
                                                    (UNAUDITED)        1999         1998          1997          12/31/96
Net asset value, beginning of period                  $12.15          $13.37       $ 13.71       $ 11.38          $11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                          0.03            0.08(6)       0.02          0.17            0.01
  Net realized and unrealized gain (loss)               1.00           (0.07)        (0.34)         2.33            0.04
                                                      ------          ------       -------       -------          ------
      TOTAL FROM INVESTMENT OPERATIONS                  1.03            0.01         (0.32)         2.50            0.05
                                                      ------          ------       -------       -------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                 (0.02)          (0.08)        (0.02)        (0.17)          (0.01)
  Dividends from net realized gains                       --           (1.15)           --            --              --
                                                      ------          ------       -------       -------          ------
      TOTAL DISTRIBUTIONS                              (0.02)          (1.23)        (0.02)        (0.17)          (0.01)
                                                      ------          ------       -------       -------          ------
Change in net asset value                               1.01           (1.22)        (0.34)         2.33            0.04
                                                      ------          ------       -------       -------          ------
NET ASSET VALUE, END OF PERIOD                        $13.16          $12.15       $ 13.37       $ 13.71          $11.38
                                                      ======          ======       =======       =======          ======
Total return(1)                                         8.36%(3)        0.45%       (2.34)%        22.15%           0.42%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $4,500          $5,507       $14,364       $13,525          $4,509

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                    2.87%(2)        2.50%        2.26%(4)       2.00%(4)        2.00%(2)(4)
  Net investment income                                 0.38%(2)        0.60%        0.12%          1.56%           0.77%(2)
Portfolio turnover                                       145%(3)         193%         152%           120%              2%

                                                                                  CLASS I
                                                    --------------------------------------------------------------------
                                                    SIX MONTHS                                                  FROM
                                                       ENDED               YEAR ENDED DECEMBER 31             INCEPTION
                                                      6/30/00         --------------------------------       11/26/96 TO
                                                    (UNAUDITED)        1999         1998         1997         12/31/96
Net asset value, beginning of period                  $12.18          $13.44       $13.77       $11.37          $11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                          0.09            0.23(6)      0.15         0.24            0.02
  Net realized and unrealized gain (loss)               0.99           (0.09)       (0.33)        2.40            0.03
                                                      ------          ------       ------       ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                  1.08            0.14        (0.18)        2.64            0.05
                                                      ------          ------       ------       ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                 (0.07)          (0.25)       (0.15)       (0.24)          (0.02)
  Dividends from net realized gains                       --           (1.15)          --           --              --
                                                      ------          ------       ------       ------          ------
      TOTAL DISTRIBUTIONS                              (0.07)          (1.40)       (0.15)       (0.24)          (0.02)
                                                      ------          ------       ------       ------          ------
Change in net asset value                               1.01           (1.26)       (0.33)        2.40            0.03
                                                      ------          ------       ------       ------          ------
NET ASSET VALUE, END OF PERIOD                        $13.19          $12.18       $13.44       $13.77          $11.37
                                                      ======          ======       ======       ======          ======
Total return(1)                                         8.87%(3)        1.46%      (1.31)%       23.42%           0.41%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $1,938          $1,848       $1,664       $1,686            $101

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                    1.90%(2)        1.54%       1.26%(5)      1.00%(5)        1.00%(2)(5)
  Net investment income                                 1.36%(2)        1.72%       1.12%         2.56%           1.77%(2)
Portfolio turnover                                       145%(3)         193%        152%          120%              2%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.31%, 2.70% and 4.07% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.31%, 1.70% and 3.07% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(6)  Computed using average shares outstanding.

                       See Notes to Financial Statements                      45

PHOENIX-ZWEIG MANAGED ASSETS

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                                  SHARES         VALUE
                                              --------------  ------------
COMMON STOCKS--21.1%

UNITED STATES--21.1%
3Com Corp. (Computers
(Networking))(b)........................               4,000  $    230,500

ADC Telecommunications, Inc.
(Communications Equipment)(b)...........              18,000     1,509,750

AFLAC, Inc. (Insurance (Life/Health))...               6,000       275,625

AT&T Corp. (Telecommunications (Long
Distance))..............................              24,000       759,000

AXA Financial, Inc. (Investment Banking/
Brokerage)..............................               8,000       272,000

Abbott Laboratories (Health Care
(Diversified))..........................              10,000       445,625
Aetna, Inc. (Health Care (Managed
Care))..................................              10,000       641,875

Agilent Technologies, Inc. (Electronics
(Instrumentation))(b)...................               5,721       421,924

Alcoa, Inc. (Aluminum)..................              14,000       406,000

America Online, Inc. (Computers
(Software & Services))(b)...............               7,000       369,250

Amgen, Inc. (Biotechnology)(b)..........               7,000       491,750

Analog Devices, Inc. (Electronics
(Semiconductors))(b)....................               4,000       304,000

Anheuser-Busch Cos., Inc. (Beverages
(Alcoholic))............................               5,000       373,437

Applied Materials, Inc. (Equipment
(Semiconductors))(b)....................               9,000       815,625

Bard (C.R.), Inc. (Health Care (Medical
Products & Supplies))...................              21,000     1,010,625

Bell Atlantic Corp. (Telephone).........              20,720     1,052,835
BellSouth Corp. (Telephone).............              19,000       809,875
Biogen, Inc. (Biotechnology)(b).........               8,000       516,000
Boeing Co. (The) (Aerospace/Defense)....              25,000     1,045,312

                                                  SHARES         VALUE
                                              --------------  ------------
UNITED STATES--CONTINUED

Burlington Northern Santa Fe Corp.
(Railroads).............................               9,000  $    206,438

CIGNA Corp. (Insurance (Multi-Line))....              12,000     1,122,000
CNF Transportation, Inc. (Air
Freight)................................               9,000       204,750

Cardinal Health, Inc. (Distributors
(Food & Health))........................              16,000     1,184,000

Chase Manhattan Corp. (The) (Banks
(Money Center)).........................              48,000     2,211,000

Chevron Corp. (Oil (International
Integrated))............................              10,000       848,125
Chiron Corp. (Biotechnology)(b).........               7,000       332,500

Cisco Systems, Inc. (Computers
(Networking))(b)........................              30,000     1,906,875

Citigroup, Inc. (Financial
(Diversified))..........................              26,000     1,566,500

Clorox Co. (The) (Household Products
(Non-Durable))..........................              15,000       672,188

Coastal Corp. (The) (Natural Gas).......              26,000     1,582,750

Colgate-Palmolive Co. (Household
Products (Non-Durable)).................              13,000       778,375

Comcast Corp. Special Class A
(Broadcasting (Television, Radio &
Cable))(b)..............................              13,000       526,500

Compaq Computer Corp. (Computers
(Hardware)).............................              22,000       562,375

Computer Sciences Corp. (Services
(Computer Systems))(b)..................               4,000       298,750

ConAgra, Inc. (Foods)...................              27,000       514,688
Cooper Industries, Inc. (Electrical
Equipment)..............................              16,000       521,000

Dell Computer Corp. (Computers
(Hardware))(b)..........................              20,000       986,250

Diamond Offshore Drilling, Inc. (Oil &
Gas (Drilling & Equipment)).............              29,000     1,018,625

46                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                                                  SHARES         VALUE
                                              --------------  ------------
UNITED STATES--CONTINUED
Dow Chemical Co. (The) (Chemicals)......              33,000  $    996,187
Eaton Corp. (Manufacturing
(Diversified))..........................               7,000       469,000

eBay, Inc. (Computers (Software &
Services))(b)...........................               7,000       380,187

Edison International (Electric
Companies)..............................              16,000       328,000
El Paso Energy Corp. (Natural Gas)......               8,000       407,500
Entergy Corp. (Electric Companies)......              13,000       353,438

Exxon Mobil Corp. (Oil (International
Integrated))............................              12,000       942,750

Fannie Mae (Financial (Diversified))....              13,000       678,438

Federated Department Stores, Inc.
(Retail (Department Stores))(b).........              56,000     1,890,000

First Data Corp. (Services (Data
Processing))............................               8,000       397,000

FleetBoston Financial Corp. (Banks
(Major Regional)).......................              27,000       918,000

Ford Motor Co. (Automobiles)............               3,000       129,000
General Electric Co. (Electrical
Equipment)..............................              48,000     2,544,000
General Motors Corp. (Automobiles)......               7,000       406,437

Georgia-Pacific Group (Paper & Forest
Products)...............................              18,000       472,500

Harrah's Entertainment, Inc. (Gaming,
Lottery & Pari-mutuel Companies)(b).....              10,000       209,375

Hewlett-Packard Co. (Computers
(Hardware)).............................              15,000     1,873,125

Home Depot, Inc. (The) (Retail (Building
Supplies))..............................              10,000       499,375

Household International, Inc. (Consumer
Finance)................................              12,599       523,646

Infinity Broadcasting Corp. Class A
(Broadcasting (Television, Radio &
Cable))(b)..............................               8,000       291,500

Ingersoll-Rand Co. (Machinery
(Diversified))..........................               6,000       241,500
Intel Corp. (Electronics
(Semiconductors)).......................              28,000     3,743,250

International Business Machines Corp.
(Computers (Hardware))..................              21,000     2,300,812

Johnson & Johnson (Health Care
(Diversified))..........................               9,000       916,875

                                                  SHARES         VALUE
                                              --------------  ------------
UNITED STATES--CONTINUED

KLA-Tencor Corp. (Equipment
(Semiconductors))(b)....................               7,000  $    409,938

Kimberly-Clark Corp. (Household Products
(Non-Durable))..........................               4,000       229,500

Kmart Corp. (Retail (General
Merchandise))(b)........................              40,000       272,500
Limited, Inc. (The) (Retail
(Specialty-Apparel))....................              20,000       432,500

Lucent Technologies, Inc.
(Communications Equipment)..............              26,000     1,540,500

MBNA Corp. (Consumer Finance)...........              27,000       732,375

MGIC Investment Corp. (Insurance
(Property-Casualty))....................               7,000       318,500

Merck & Co., Inc. (Health Care
(Drugs-Major Pharmaceuticals))..........              47,000     3,601,375

Microsoft Corp. (Computers (Software &
Services))(b)...........................              10,000       800,000

Minnesota Mining and Manufacturing Co.
(Manufacturing (Diversified))...........              13,000     1,072,500

Morgan (J.P.) & Co., Inc. (Banks (Money
Center))................................               2,000       220,250

Morgan Stanley Dean Witter & Co.
(Financial (Diversified))...............              10,000       832,500

Motorola, Inc. (Communications
Equipment)..............................              15,000       435,937
NIKE, Inc. Class B (Footwear)...........               7,000       278,688

Network Appliance, Inc. (Computers
(Networking))(b)........................               8,000       644,000

Oracle Corp. (Computers (Software &
Services))(b)...........................              42,000     3,530,625

PNC Financial Services Group (Banks
(Major Regional)).......................              29,000     1,359,375

PepsiCo, Inc. (Beverages
(Non-Alcoholic))........................              39,000     1,733,062

Pfizer, Inc. (Health Care (Drugs-Major
Pharmaceuticals)).......................              21,000     1,008,000

Philip Morris Cos., Inc. (Tobacco)......              21,000       557,813

                       See Notes to Financial Statements                      47

Phoenix-Zweig Managed Assets

                                                  SHARES         VALUE
                                              --------------  ------------
UNITED STATES--CONTINUED
Phillips Petroleum Co. (Oil (Domestic
Integrated))............................              23,000  $  1,165,813

Procter & Gamble Co. (The) (Household
Products (Non-Durable)).................              10,000       572,500

Providian Financial Corp. (Consumer
Finance)................................              10,000       900,000

QUALCOMM, Inc. (Communications
Equipment)(b)...........................               6,000       360,000

SBC Communications, Inc. (Telephone)....              40,796     1,764,427

Schering-Plough Corp. (Health Care
(Drugs-Major Pharmaceuticals))..........              34,000     1,717,000

Scientific-Atlanta, Inc. (Communications
Equipment)..............................              22,000     1,639,000

Siebel Systems, Inc. (Computers
(Software & Services))(b)...............               3,000       490,687

Solectron Corp. (Electrical
Equipment)(b)...........................              14,000       586,250
Sprint Corp. (PCS Group)
(Telecommunications
(Cellular/Wireless))(b).................              10,000       595,000

Sun Microsystems, Inc. (Computers
(Hardware))(b)..........................              15,000     1,364,062

Sycamore Networks, Inc. (Communications
Equipment)(b)...........................               2,000       220,750

TJX Cos., Inc. (The) (Retail (Specialty-
Apparel))...............................              26,000       487,500

Tellabs, Inc. (Communications
Equipment)(b)...........................               5,000       342,187

Tenet Healthcare Corp. (Health Care
(Hospital Management))(b)...............              19,000       513,000
Teradyne, Inc. (Equipment
(Semiconductors))(b)....................               9,000       661,500
Texaco, Inc. (Oil (International
Integrated))............................              23,000     1,224,750

Texas Instruments, Inc. (Electronics
(Semiconductors)).......................              10,000       686,875

Transocean Sedco Forex, Inc. (Oil & Gas
(Drilling & Equipment)).................              15,000       801,563

Tricon Global Restaurants, Inc.
(Restaurants)(b)........................              14,000       395,500
Tupperware Corp. (Housewares)...........              15,000       330,000

                                                  SHARES         VALUE
                                              --------------  ------------
UNITED STATES--CONTINUED

Tyco International Ltd. (Manufacturing
(Diversified))..........................               6,000  $    284,250

U S West, Inc. (Telephone)..............              17,000     1,457,750

United States Cellular Corp.
(Telecommunications
(Cellular/Wireless))(b).................              18,000     1,134,000

UnitedHealth Group, Inc. (Health Care
(Managed Care)).........................               5,000       428,750

UtiliCorp United, Inc. (Electric
Companies)..............................              15,000       298,125
Visteon Corp. (Auto Parts &
Equipment)(b)...........................                 392         4,753
Walt Disney Co. (The) (Entertainment)...              23,000       892,688

WorldCom, Inc. (Telecommunications (Long
Distance))(b)...........................              28,000     1,284,500

Yahoo!, Inc. (Computers (Software &
Services))(b)...........................               3,000       371,625
--------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $75,607,991)                                   93,691,335
--------------------------------------------------------------------------
FOREIGN COMMON STOCKS--21.6%

AUSTRALIA--2.2%
Brambles Industries Ltd. (Services
(Commercial & Consumer))................              47,600     1,467,183

Broken Hill Proprietary Co. Ltd.
(Manufacturing (Diversified))...........             165,700     1,964,920

Cable & Wireless Optus Ltd.
(Telephone)(b)..........................             519,000     1,551,858

Commonwealth Bank of Australia (Banks
(Major Regional)).......................             115,000     1,911,948

News Corp. Ltd. (The) (Broadcasting
(Television, Radio & Cable))............             204,500     2,824,077
                                                              ------------
                                                                 9,719,986
                                                              ------------

CANADA--0.1%
Barrick Gold Corp. (Canada) (Gold &
Precious Metals Mining).................              11,000       200,063

FINLAND--1.8%
Metso Oyj (Machinery (Diversified)).....               4,500        54,352
Nokia Oyj (Communications Equipment)....             141,600     7,255,100

48                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                                                  SHARES         VALUE
                                              --------------  ------------
FINLAND--CONTINUED
Sampo Insurance Co. Ltd. Class A
(Insurance (Property-Casualty)).........               2,100  $     85,554

Sonera Oyj (Telephone)..................              10,400       476,035
Tietoenator Oyj (Services (Data
Processing))............................               2,200        73,706
UPM-Kymmene Oyj (Paper & Forest
Products)...............................               8,500       211,848
                                                              ------------
                                                                 8,156,595
                                                              ------------

FRANCE--3.0%
Air Liquide SA (Chemicals
(Specialty))............................               1,811       237,138
Alcatel (Communications Equipment)......              14,888       980,450
Aventis SA (Chemicals (Diversified))....              11,335       830,676
Axa (Insurance (Multi-Line))............               4,455       704,635
BNP Paribas (Banks (Major Regional))....               9,150       884,126
Carrefour SA (Retail (Food Chains)).....               3,700       253,949

Compagnie de Saint-Gobain (Manufacturing
(Diversified))..........................               3,001       407,344

France Telecom SA (Telephone)...........              15,049     2,111,938
L'Oreal SA (Household Products (Non-
Durable))...............................               1,587     1,379,802

LVMH (Beverages (Alcoholic))............               1,044       432,231

STMicroelectronics NV (Electronics
(Semiconductors)).......................              12,973       820,761

Schneider Electric SA (Electrical
Equipment)..............................               5,776       404,187

Simco SA Registered Shares (Financial
(Diversified))..........................               6,600       483,992

Total Fina Elf SA (Oil & Gas (Refining &
Marketing)).............................              13,157     2,025,512

Vivendi SA (Manufacturing
(Diversified))..........................              14,034     1,243,715
                                                              ------------
                                                                13,200,456
                                                              ------------

GERMANY--3.0%
Allianz AG Vinkulierte Registered Shares
(Insurance (Multi-Line))................               5,250     1,912,385

Bayer AG (Chemicals (Diversified))......              39,700     1,552,684

Bayerische Hypo- und Vereinsbank AG
(Banks (Major Regional))................               6,250       407,999

DaimlerChrysler AG (Automobiles)........              20,160     1,061,917

                                                  SHARES         VALUE
                                              --------------  ------------
GERMANY--CONTINUED

Deutsche Bank AG Registered Shares
(Banks (Major Regional))................               8,700  $    720,552

Deutsche Telekom AG Registered Shares
(Telephone).............................              44,700     2,553,796

Dresdner Bank Registered Shares AG
(Banks (Major Regional))................              16,500       686,446

E.On AG (Manufacturing (Diversified))...               9,360       461,181
Karstadtquelle AG (Retail (Department
Stores))................................               7,500       200,585

Muenchener
Rueckversicherungs-Gesellschaft AG
Registered Shares (Insurance
(Multi-Line))...........................                 300        94,613

RWE AG (Manufacturing (Diversified))....              19,550       659,663
SAP AG (Computers (Software &
Services))..............................               1,700       255,033

Siemens AG Registered Shares
(Electronics (Component
Distributors))..........................              16,200     2,445,840

Volkswagen AG (Automobiles).............               6,800       260,736
                                                              ------------
                                                                13,273,430
                                                              ------------

ITALY--1.9%
Assicurazioni Generali (Insurance
(Life/Health))..........................              29,198     1,004,801
Banca Intesa SPA (Banks (Major
Regional))..............................              63,000       283,234
Benetton Group SPA (Textiles
(Apparel))..............................              96,617       202,829
Enel SPA (Electric Companies)...........             154,067       685,267
Eni SPA (Oil (Domestic Integrated)).....             162,307       941,293
Fiat SPA (Automobiles)..................              10,156       264,609

Mediaset SPA (Broadcasting (Television,
Radio & Cable)).........................              36,087       553,482

Mediobanca-Banca di Credito Finanziario
SPA (Banks (Major Regional))............              17,635       182,571

Pirelli SPA (Auto Parts & Equipment)....             103,067       272,191

Riunione Adriatica di Sicurta SPA
(Insurance (Multi-Line))................              26,416       291,204

San Paolo-IMI SPA (Banks (Major
Regional))..............................              31,472       560,836
Sirti SPA (Engineering &
Construction)...........................              19,582        32,756
Snia SPA (Manufacturing
(Diversified))..........................              31,550        31,574

Telecom Italia Mobile SPA
(Telecommunications
(Cellular/Wireless))....................             144,316     1,480,235

Telecom Italia SPA (Telephone)..........              84,595     1,167,722

                       See Notes to Financial Statements                      49

Phoenix-Zweig Managed Assets

                                                  SHARES         VALUE
                                              --------------  ------------
ITALY--CONTINUED
UniCredito Italiano SPA (Banks (Major
Regional))..............................             134,443  $    645,667
                                                              ------------
                                                                 8,600,271
                                                              ------------

JAPAN--4.2%
Acom Co., Ltd. (Consumer Finance).......               3,600       303,512
Aiful Corp. (Consumer Finance)..........               5,260       486,220
Ajinomoto Co., Inc. (Foods).............               9,000       115,688

Asahi Bank Ltd. (The) (Banks (Major
Regional))..............................              26,000       109,601

Asahi Chemical Industry Co., Ltd.
(Chemicals (Specialty)).................              19,000       134,686

Asahi Glass Co., Ltd. (Chemicals
(Specialty))............................               9,000       100,802

Bank of Tokyo-Mitsubishi Ltd. (The)
(Banks (Major Regional))................              45,000       544,841

Bridgestone Corp. (Auto Parts &
Equipment)..............................               8,000       169,752
Canon, Inc. (Office Equipment &
Supplies)...............................              12,000       598,857

Daiwa Securities Group, Inc. (Investment
Banking/Brokerage)......................              24,000       317,576

Denso Corp. (Auto Parts & Equipment)....              10,000       243,853
East Japan Railway Co. (Railroads)......                  32       186,311
Fanuc Ltd. (Machinery (Diversified))....               2,800       285,554
Fuji Bank Ltd. (The) (Banks (Major
Regional))..............................              35,000       266,631

Fuji Photo Film Co., Ltd. (Photography/
Imaging)................................              14,000       574,283

Fujikura Ltd. (Electrical Equipment)....               2,000        13,327
Fujitsu Ltd. (Computers (Hardware)).....              14,000       485,626

Hitachi Ltd. (Electronics (Component
Distributors))..........................              44,000       636,286

Honda Motor Co., Ltd. (Automobiles).....              10,000       341,205

Industrial Bank of Japan Ltd. (The)
(Banks (Major Regional))................              33,000       250,771

Ito-Yokado Co., Ltd. (Retail (Food
Chains))................................               3,000       180,905

Kansai Electric Power Co., Inc. (The)
(Electric Companies)....................              10,500       188,362

                                                  SHARES         VALUE
                                              --------------  ------------
JAPAN--CONTINUED

Keio Electric Railway Co., Ltd. (Retail
(Department Stores))....................              62,000  $    237,331

Kinki Nippon Railway Co., Ltd.
(Railroads).............................              29,000       117,862
Kirin Brewery Co., Ltd. (Beverages
(Alcoholic))............................              15,000       187,852
Kuraray Co., Ltd. (Chemicals
(Specialty))............................              16,000       183,892

Kyocera Corp. (Electronics (Component
Distributors))..........................               2,800       476,099

Kyowa Hakko Kogyo Co., Ltd. (Health Care
(Diversified))..........................               3,000        29,404

Marui Co., Ltd. (Retail (Department
Stores))................................               4,000        76,748

Matsushita Electric Industrial Co., Ltd.
(Electronics (Component
Distributors))..........................              16,000       415,873

Minebea Co., Ltd. (Machinery
(Diversified))..........................              17,000       213,702

Mitsubishi Chemical Corp. (Chemicals
(Specialty))............................              38,000       156,236

Mitsubishi Corp. (Distributors (Food &
Health))................................              18,000       163,155

Mitsubishi Heavy Industries Ltd.
(Machinery (Diversified))...............              26,000       115,499

Mitsui & Co., Ltd. (Distributors (Food &
Health))................................              29,000       222,020

Murata Manufacturing Co., Ltd.
(Electronics (Component
Distributors))..........................               4,000       575,417

NGK Insulators Ltd. (Electrical
Equipment)..............................               9,000       111,775
Nichiro Corp. (Foods)...................              18,000        32,155
Nippon Flour Mills Co., Ltd. (Foods)....               4,000        10,737
Nippon Steel Corp. (Iron & Steel).......             125,000       263,465

Nippon Telegraph & Telephone Corp.
(Telephone).............................               1,000     1,332,684

Nippon Yusen Kabushiki Kaisha
(Shipping)..............................              37,000       178,353
Nissan Motor Co., Ltd.
(Automobiles)(b)........................              22,000       129,960

Nisshin Flour Milling Co., Ltd.
(Agricultural Products).................              19,000       190,356

Obayashi Corp. (Engineering &
Construction)...........................              16,000        70,925
Oji Paper Co., Ltd. (Paper & Forest
Products)...............................              15,000       103,496
Osaka Gas Co., Ltd. (Natural Gas).......               4,000        11,531

50                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                                                  SHARES         VALUE
                                              --------------  ------------
JAPAN--CONTINUED
Promise Co., Ltd. (Consumer Finance)....               1,800  $    142,569
Rohm Co., Ltd. (Electronics
(Semiconductors)).......................               1,000       293,002

Sakura Bank Ltd. (The) (Banks (Major
Regional))..............................              41,000       284,051

Sankyo Co., Ltd. (Health Care
(Drugs-Major Pharmaceuticals))..........               4,000        90,547

Sanwa Bank Ltd. (The) (Banks (Major
Regional))..............................               2,000        15,992
Sanyo Electric Co., Ltd. (Electronics
(Component Distributors))...............              18,000       162,304

Shinagawa Refractories Co., Ltd.
(Construction (Cement & Aggregates))....              12,000        26,313

Shin-Etsu Chemical Co., Ltd. (Chemicals
(Specialty))............................               7,000       355,950

Shizuoka Bank Ltd. (The) (Banks (Major
Regional))..............................               5,000        42,532

Sony Corp. (Household Furnishings &
Appliances).............................              11,500     1,076,072

Sumitomo Bank Ltd. (The) (Banks (Major
Regional))..............................              26,000       319,466

Sumitomo Chemical Co., Ltd. (Chemicals
(Specialty))............................               9,000        54,271

Sumitomo Electric Industries Ltd.
(Electrical Equipment)..................              13,000       223,381

Takeda Chemical Industries, Ltd. (Health
Care (Drugs-Major Pharmaceuticals)).....              18,000     1,184,104

Takefuji Corp. (Consumer Finance).......               1,700       205,829
Toa Corp. (Engineering &
Construction)...........................               1,000         1,257
Toho Zinc Co., Ltd. (Metals Mining).....               6,000        12,533

Tokai Bank Ltd. (The) (Banks (Major
Regional))..............................              22,000       108,751

Tokyo Electric Power Co., Inc. (The)
(Electric Companies)....................                 800        19,546

Toppan Printing Co., Ltd. (Specialty
Printing)...............................              13,000       137,862

                                                  SHARES         VALUE
                                              --------------  ------------
JAPAN--CONTINUED

Toray Industries, Inc. (Textiles (Home
Furnishings))...........................              25,000  $    101,605

Toyoda Automatic Loom Works, Ltd. (Auto
Parts & Equipment)......................               4,000        86,766

Toyota Motor Corp. (Automobiles)........              26,000     1,186,940

Yamanouchi Pharmaceutical Co., Ltd.
(Health Care (Diversified)).............               6,000       328,351
                                                              ------------
                                                                18,601,170
                                                              ------------

SPAIN--1.6%
Acerinox SA (Iron & Steel)..............               2,214        64,306
Altadis SA (Tobacco)....................              11,003       169,707

Autopistas, Concesionaria Espanola SA
Registered Shares (Services (Commercial
& Consumer))............................               8,684        75,835

Banco Bilbao Vizcaya Argentaria SA
(Banks (Major Regional))................              85,696     1,285,604

Banco Santander Central Hispano SA
(Banks (Major Regional))................             121,166     1,283,440

Corporacion Financiera Alba, SA
(Financial (Diversified))...............               2,443        64,635

Corporacion Mapfre (Insurance (Property-
Casualty))..............................               3,300        41,978

Empresa Nacional de Electricidad SA
(Electric Companies)....................              31,241       607,630

Fomento de Construcciones y Contratas SA
(Engineering & Construction)............               5,393       102,359

Gas Natural SDG, SA (Natural Gas).......              12,346       222,493

Grupo Dragados SA (Engineering &
Construction)...........................               8,703        62,653

Iberdrola SA (Electric Companies).......              30,043       388,785

Repsol YPF SA (Oil & Gas (Refining &
Marketing)).............................              34,697       693,474

Sociedad General de Aguas de Barcelona,
SA (Water Utilities)....................               7,372        98,934

Telefonica SA (Telephone)(b)............              88,396     1,906,547

                       See Notes to Financial Statements                      51

Phoenix-Zweig Managed Assets

                                                  SHARES         VALUE
                                              --------------  ------------
SPAIN--CONTINUED
Union Electrica Fenosa, SA (Electric
Companies)..............................               7,464  $    135,586
                                                              ------------
                                                                 7,203,966
                                                              ------------

SWEDEN--1.3%
ForeningsSparbanken AB (Banks (Major
Regional))..............................              16,100       236,799

Hennes & Mauritz AB Class B (Retail
(Specialty-Apparel))....................              25,600       537,060

Skandia Forsakrings AB (Insurance (Life/
Health))................................              30,800       818,222

Svenska Handelsbanken AB Class A (Banks
(Major Regional)).......................              21,500       313,771

Telefonaktiebolaget LM Ericsson AB Class
B (Communications Equipment)............             198,000     3,939,357
                                                              ------------
                                                                 5,845,209
                                                              ------------

UNITED KINGDOM--2.5%
Abbey National PLC (Financial
(Diversified))..........................              22,572       269,955
Allied Zurich PLC (Financial
(Diversified))..........................              25,950       307,016

BAA PLC (Services (Commercial &
Consumer))..............................               4,734        37,984

BOC Group PLC (Chemicals (Specialty))...              16,077       231,219
BP Amoco PLC (Oil (Domestic
Integrated))............................             123,200     1,182,481
Bass PLC (Beverages (Alcoholic))........              20,927       235,391
Boots Co. PLC (Retail (Drug Stores))....              16,015       121,952
British American Tobacco PLC
(Tobacco)...............................              33,350       222,653
British Telecommunications PLC
(Telephone).............................              85,577     1,106,393
Cadbury Schweppes PLC (Foods)...........              29,336       192,746
Caradon PLC (Building Materials)........              11,340        25,923

De La Rue PLC (Office Equipment &
Supplies)...............................                 250         1,319

Glaxo Wellcome PLC (Health Care (Drugs-
Major Pharmaceuticals)).................              25,934       756,564
Great Universal Stores PLC (The) (Retail
(Home Shopping))........................              15,800       101,658
HSBC Holdings PLC (Financial
(Diversified))..........................              66,485       760,418
Hanson PLC (Construction (Cement &
Aggregates))............................              10,121        71,554

                                                  SHARES         VALUE
                                              --------------  ------------
UNITED KINGDOM--CONTINUED

Hilton Group PLC (Gaming, Lottery &
Pari-mutuel Companies)..................              18,800  $     66,030

Imperial Chemical Industries PLC
(Chemicals (Diversified))...............              23,700       188,186

Invensys PLC (Machinery
(Diversified))..........................              45,200       169,701
Kingfisher PLC (Retail (Specialty)).....               7,396        67,348

Lloyds TSB Group PLC (Financial
(Diversified))..........................              37,157       351,010

Marks & Spencer PLC (Retail (Department
Stores))................................              35,964       126,450

National Power PLC (Electric
Companies)..............................              13,500        86,042
Prudential PLC (Insurance
(Life/Health))..........................              28,048       411,028

RMC Group PLC (Construction (Cement &
Aggregates))............................               8,500       109,636

Railtrack Group PLC (Railroads).........               8,800       136,753
Rank Group PLC (Entertainment)..........              10,000        22,935
Reed International PLC (Publishing).....              30,816       268,249

Royal Bank of Scotland Group PLC (Banks
(Major Regional)).......................              11,488       192,351

ScottishPower PLC (Electric
Companies)..............................              19,200       162,773

SmithKline Beecham PLC (Health Care
(Drugs-Major Pharmaceuticals))..........              42,422       555,522

South African Breweries PLC (Beverages
(Alcoholic))............................              20,000       149,268

TI Group PLC (Manufacturing
(Diversified))..........................               7,485        40,397
Tesco PLC (Retail (Food Chains))........              49,884       155,191
Unilever PLC (Foods)....................              38,075       230,565
United Biscuits (Holdings) PLC
(Foods).................................              29,511       118,392

Vodafone AirTouch PLC
(Telecommunications
(Cellular/Wireless))....................             474,665     1,918,637

Wolseley PLC (Distributors (Food &
Health))................................               9,436        51,926
                                                              ------------
                                                                11,203,616
                                                              ------------
--------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $64,162,823)                                   96,004,762
--------------------------------------------------------------------------

52                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                                                  SHARES         VALUE
                                              --------------  ------------
FOREIGN PREFERRED STOCKS--0.1%

GERMANY--0.1%
SAP AG (Computers (Software &
Services))..............................               1,300  $    241,383

ITALY--0.0%
Fiat SPA - (Automobiles)................               7,403       120,994
--------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $379,008)                                         362,377
--------------------------------------------------------------------------

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)
                                          ---------  -------
U.S. GOVERNMENT SECURITIES--18.3%

U.S. TREASURY BONDS--3.8%
U.S. Treasury Bonds 6.375%, 8/15/27.....     AAA     $ 9,600     9,873,005
U.S. Treasury Bonds 6.25%, 5/15/30......     AAA       6,700     7,032,910
                                                              ------------
                                                                16,905,915
                                                              ------------

U.S. TREASURY NOTES--14.5%
U.S. Treasury Inflationary Notes 3.625%,
1/15/08(d)..............................     AAA      12,345    11,971,062

U.S. Treasury Notes 10.75%, 5/15/03.....     AAA       7,000     7,787,500
U.S. Treasury Notes 7.50%, 2/15/05......     AAA       7,100     7,446,125
U.S. Treasury Notes 6.125%, 8/15/07.....     AAA      21,000    20,875,323
U.S. Treasuty Notes 6.50%, 2/15/10......     AAA      15,500    16,003,317
                                                              ------------
                                                                64,083,327
                                                              ------------
--------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $81,505,193)                                   80,989,242
--------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--4.6%

Freddie Mac 5.125%, 10/15/08............   Aaa(c)      5,100     4,440,835
Freddie Mac 6.875%, 1/15/05.............   Aaa(c)     16,000    15,901,472
--------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,751,620)                                   20,342,307
--------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--8.9%

FRANCE--1.9%
Government of France 5.50%, 10/25/07....     AAA     8,507(f)    8,252,238
                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)      VALUE
                                          ---------  -------  ------------

GERMANY--1.8%
Deutschland Republic 6%, 7/4/07.........     AAA     7,848(f) $  7,864,129

NEW ZEALAND--1.1%
Government of New Zealand 7%, 7/15/09...     AAA     10,000(g)    4,773,313

SPAIN--1.6%
Government of Spain 6%, 1/31/08.........     AA+     7,332(f)    7,212,051

SWEDEN--1.4%
Government of Sweden 9%, 4/20/09........     AAA     44,000(h)    6,304,933

UNITED KINGDOM--1.1%
UK Treasury 7.25%, 12/7/07..............     AAA     1,200(i)    2,010,507
UK Treasury 8.50%, 7/16/07..............     AAA     1,600(i)    2,838,362
                                                              ------------
                                                                 4,848,869
                                                              ------------
--------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $44,400,269)                                   39,255,533
--------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--74.6%
(IDENTIFIED COST $286,806,904)                                 330,645,556
--------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--23.8%

U.S. GOVERNMENT SECURITIES--0.5%
U.S. Treasury Bill 5.61%, 9/21/00.......               2,000     1,974,932

FEDERAL AGENCY SECURITIES--6.7%
Fannie Mae Discount Note 6.41%,
7/13/00.................................               5,000     4,989,316

Freddie Mac Discount Note 6.43%,
7/18/00.................................              15,000    14,954,455

Freddie Mac Discount Note 6.425%,
8/15/00.................................              10,000     9,919,688
                                                              ------------
                                                                29,863,459
                                                              ------------

REPURCHASE AGREEMENT--16.6%
Morgan Stanley & Co., Inc. repurchase
agreement, 6.72%, dated 6/30/00 due
7/3/00, repurchase price $40,786,828,
collateralized by Fannie Mae Bonds 5.50%
to 7.50%, 1/1/14 to 9/1/29, market value
$41,990,046(e)..........................              40,764    40,764,000

                       See Notes to Financial Statements                      53

Phoenix-Zweig Managed Assets

                                                       PAR
                                                      VALUE
                                                      (000)      VALUE
                                                     -------  ------------
REPURCHASE AGREEMENT--CONTINUED
Prudential Securities, Inc. repurchase
agreement, 6.80%, dated 6/30/00 due
7/3/00, repurchase price $33,018,700,
collateralized by Fannie Mae Bond 6.49%,
6/7/01 and U.S. Treasury Note 5.625%,
5/15/08, market value $33,660,836.......             $33,000  $ 33,000,000
                                                              ------------
                                                                73,764,000
                                                              ------------
--------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $105,601,902)                                 105,602,391
--------------------------------------------------------------------------

TOTAL INVESTMENTS--98.4%
(IDENTIFIED COST $392,408,806)                             436,247,947(a)
Cash and receivables, less liabilities--1.6%                 7,234,123
                                                          ------------
NET ASSETS--100.0%                                        $443,482,070
                                                          ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $57,785,358 and gross depreciation of $13,867,978 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $392,330,567.
(b)  Non-income producing.
(c)  As rated by Moody's, Fitch or Duff & Phelps.
(d) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(e)  All or a portion segregated as collateral.
(f)  Par value represents Euro.
(g)  Par value represents New Zealand Dollar.
(h)  Par value represents Swedish Krona.
(i)  Par value represents British Pound.

54                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Aerospace/Defense.......................     0.3%
Agency Mortgage-Backed Securities.......     1.4
Agricultural Products...................     0.1
Air Freight.............................     0.1
Aluminum................................     0.1
Auto Parts & Equipment..................     0.2
Automobiles.............................     1.2
Banks (Major Regional)..................     4.4
Banks (Money Center)....................     0.8
Beverages (Alcoholic)...................     0.4
Beverages (Non-Alcoholic)...............     0.6
Biotechnology...........................     0.4
Broadcasting (Television, Radio &
Cable)..................................     1.3
Chemicals...............................     0.3
Chemicals (Diversified).................     0.8
Chemicals (Specialty)...................     0.5
Communications Equipment................     5.8
Computers (Hardware)....................     2.4
Computers (Networking)..................     0.9
Computers (Software & Services).........     2.0
Construction (Cement & Aggregates)......     0.1
Consumer Finance........................     1.0
Distributors (Food & Health)............     0.5
Electric Companies......................     1.0
Electrical Equipment....................     1.4
Electronics (Component Distributors)....     1.5
Electronics (Instrumentation)...........     0.1
Electronics (Semiconductors)............     1.9
Engineering & Construction..............     0.1
Entertainment...........................     0.3
Equipment (Semiconductors)..............     0.6
Financial (Diversified).................     1.7
Foods...................................     0.4
Footwear................................     0.1
Foreign Government Securities...........    12.5
Gaming, Lottery & Pari-Mutuel
Companies...............................     0.1
Gold & Precious Metals Mining...........     0.1
Health Care (Diversified)...............     0.5
Health Care (Drugs-Major
Pharmaceuticals)........................     2.8
Health Care (Hospital Management).......     0.2
Health Care (Managed Care)..............     0.3%
Health Care (Medical Products &
Supplies)...............................     0.3
Household Furnishings & Appliances......     0.3
Household Products (Non-Durable)........     1.2
Housewares..............................     0.1
Insurance (Life/Health).................     0.8
Insurance (Multi-Line)..................     1.3
Insurance (Property-Casualty)...........     0.1
Investment Banking/Brokerage............     0.2
Iron & Steel............................     0.1
Machinery (Diversified).................     0.3
Manufacturing (Diversified).............     2.1
Natural Gas.............................     0.7
Office Equipment & Supplies.............     0.2
Oil & Gas (Drilling & Equipment)........     0.6
Oil & Gas (Refining & Marketing)........     0.9
Oil (Domestic Integrated)...............     1.0
Oil (International Integrated)..........     1.0
Paper & Forest Products.................     0.3
Photography/Imaging.....................     0.2
Publishing..............................     0.1
Railroads...............................     0.2
Restaurants.............................     0.1
Retail (Building Supplies)..............     0.2
Retail (Department Stores)..............     0.8
Retail (Food Chains)....................     0.2
Retail (General Merchandise)............     0.1
Retail (Specialty-Apparel)..............     0.5
Services (Commercial & Consumer)........     0.5
Services (Computer Systems).............     0.1
Services (Data Processing)..............     0.2
Shipping................................     0.1
Telecommunications
(Cellular/Wireless).....................     1.6
Telecommunications (Long Distance)......     0.7
Telephone...............................     5.5
Textiles (Apparel)......................     0.1
Tobacco.................................     0.3
U.S. Government Securities..............    25.8
                                          ------
                                           100.0%
                                          ======

Phoenix-Zweig Managed Assets

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value, exclusive of repurchase
  agreements (Identified cost $318,644,806)                   $  362,483,947
Repurchase agreements, at value
  (Identified cost $73,764,000)                                   73,764,000
Foreign currency at value
  (Identified cost $2,120,473)                                     2,155,509
Gross unrealized appreciation on forward foreign currency
  contracts                                                          322,281
Receivables
  Investment securities sold                                       9,999,311
  Dividends and interest                                           3,639,322
  Tax reclaims                                                       312,766
  Fund shares sold                                                   109,855
Prepaid expenses                                                       3,685
                                                              --------------
    Total assets                                                 452,790,676
                                                              --------------
LIABILITIES
Payables
  Custodian                                                          685,509
  Investment securities purchased                                  6,617,612
  Fund shares repurchased                                          1,003,775
  Investment advisory fee                                            370,291
  Distribution fee                                                   316,092
  Transfer agent fee                                                 121,818
  Financial agent fee                                                 11,328
  Trustees' fee                                                        3,566
Accrued expenses                                                     178,615
                                                              --------------
    Total liabilities                                              9,308,606
                                                              --------------
NET ASSETS                                                    $  443,482,070
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  348,118,154
Undistributed net investment income                                4,440,746
Accumulated net realized gain                                     46,941,931
Net unrealized appreciation                                       43,981,239
                                                              --------------
NET ASSETS                                                    $  443,482,070
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $87,619,892)                 6,263,008
Net asset value per share                                             $13.99
Offering price per share $13.99/(1-5.75%)                             $14.84
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $35,078,372)                 2,490,510
Net asset value and offering price per share                          $14.08
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $317,921,333)               22,937,408
Net asset value and offering price per share                          $13.86
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $2,862,473)                    202,461
Net asset value and offering price per share                          $14.14

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    8,917,215
Dividends                                                          1,483,449
Foreign taxes withheld                                               (64,699)
                                                              --------------
    Total investment income                                       10,335,965
                                                              --------------
EXPENSES
Investment advisory fee                                            2,372,757
Distribution fee, Class A                                            142,458
Distribution fee, Class B                                            182,936
Distribution fee, Class C                                          1,701,665
Financial agent fee                                                   75,941
Transfer agent                                                       251,859
Custodian                                                             65,662
Printing                                                              59,773
Professional                                                          35,360
Registration                                                          28,372
Trustees                                                              11,267
Miscellaneous                                                         13,816
                                                              --------------
    Total expenses                                                 4,941,866
                                                              --------------
NET INVESTMENT INCOME                                              5,394,099
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   33,222,971
Net realized gain on futures contracts                               521,172
Net realized loss on foreign currency transactions                (1,531,056)
Net change in unrealized appreciation (depreciation) on
  investments                                                    (36,565,010)
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                 (98,044)
                                                              --------------
NET LOSS ON INVESTMENTS                                           (4,449,967)
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $      944,132
                                                              ==============

56                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/00      Year Ended
                                          (Unaudited)     12/31/99
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $  5,394,099  $  8,795,131
  Net realized gain (loss)                  32,213,087    51,456,579
  Net change in unrealized appreciation
    (depreciation)                         (36,663,054)  (16,852,519)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                  944,132    43,399,191
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (915,207)   (1,851,319)
  Net investment income, Class B              (267,082)     (394,535)
  Net investment income, Class C            (2,450,023)   (3,891,210)
  Net investment income, Class I               (32,029)      (42,069)
  Net realized gains, Class A                       --    (7,665,272)
  Net realized gains, Class B                       --    (2,960,138)
  Net realized gains, Class C                       --   (28,568,205)
  Net realized gains, Class I                       --      (160,910)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (3,664,341)  (45,533,658)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (3,899,904 and 980,240 shares,
    respectively)                           54,235,662    14,230,772
  Net asset value of shares issued from
    reinvestment of distributions
    (55,896 and 625,401 shares,
    respectively)                              779,774     8,719,828
  Cost of shares repurchased (5,048,205
    and 2,859,688 shares, respectively)    (70,289,405)  (41,487,644)
                                          ------------  ------------
Total                                      (15,273,969)  (18,537,044)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (315,755
    and 1,214,074 shares, respectively)      4,418,635    17,632,149
  Net asset value of shares issued from
    reinvestment of distributions
    (13,192 and 215,090 shares,
    respectively)                              185,344     3,004,893
  Cost of shares repurchased (659,629
    and 931,411 shares, respectively)       (9,214,491)  (13,617,868)
                                          ------------  ------------
Total                                       (4,610,512)    7,019,174
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (318,028
    and 1,700,748 shares, respectively)      4,407,418    24,316,042
  Net asset value of shares issued from
    reinvestment of distributions
    (134,540 and 2,145,927 shares,
    respectively)                            1,859,330    29,524,085
  Cost of shares repurchased (4,770,580
    and 7,126,846 shares, respectively)    (65,663,239) (102,491,448)
                                          ------------  ------------
Total                                      (59,396,491)  (48,651,321)
                                          ------------  ------------
CLASS I
  Proceeds from sales of shares (47,085
    and 20,802 shares, respectively)           656,941       298,135
  Net asset value of shares issued from
    reinvestment of distributions
    (2,272 and 14,394 shares,
    respectively)                               32,029       202,973
  Cost of shares repurchased (3,043 and
    8,200 shares, respectively)                (42,559)     (120,305)
                                          ------------  ------------
Total                                          646,411       380,803
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (78,634,561)  (59,788,388)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (81,354,770)  (61,922,855)
NET ASSETS
  Beginning of period                      524,836,840   586,759,695
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $4,440,746 AND $2,710,988,
    RESPECTIVELY]                         $443,482,070  $524,836,840
                                          ============  ============

                       See Notes to Financial Statements                      57

Phoenix-Zweig Managed Assets

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                                    --------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                  YEAR ENDED DECEMBER 31
                                                      6/30/00         --------------------------------------
                                                    (UNAUDITED)         1999           1998           1997
Net asset value, beginning of period                  $ 14.04         $  14.18       $  12.72       $  12.75
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           0.19(4)          0.31(4)        0.38(5)        0.13(5)
  Net realized and unrealized gain (loss)               (0.10)            0.91           1.50           1.83
                                                      -------         --------       --------       --------
      TOTAL FROM INVESTMENT OPERATIONS                   0.09             1.22           1.88           1.96
                                                      -------         --------       --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment income                  (0.14)           (0.25)         (0.38)            --
  Dividends from net realized gains                        --            (1.11)         (0.04)         (1.99)
                                                      -------         --------       --------       --------
      TOTAL DISTRIBUTIONS                               (0.14)           (1.36)         (0.42)         (1.99)
                                                      -------         --------       --------       --------
Change in net asset value                               (0.05)           (0.14)          1.46          (0.03)
                                                      -------         --------       --------       --------
NET ASSET VALUE, END OF PERIOD                        $ 13.99         $  14.04       $  14.18       $  12.72
                                                      =======         ========       ========       ========
Total return(1)                                          0.67%(3)         8.81%         14.87%         15.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $87,620         $103,267       $122,085       $110,908

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     1.53%(2)         1.51%          1.51%          1.59%
  Net investment income                                  2.83%(2)         2.13%          2.77%(5)       2.40%(5)
Portfolio turnover                                         56%(3)           50%            62%           168%

                                                       CLASS A
                                               -----------------------

                                               YEAR ENDED DECEMBER 31
                                               -----------------------
                                                 1996           1995
Net asset value, beginning of period           $  12.48       $  11.76
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                     0.35(5)        0.47(5)
  Net realized and unrealized gain (loss)          0.86           1.40
                                               --------       --------
      TOTAL FROM INVESTMENT OPERATIONS             1.21           1.87
                                               --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment income            (0.45)         (0.75)
  Dividends from net realized gains               (0.49)         (0.40)
                                               --------       --------
      TOTAL DISTRIBUTIONS                         (0.94)         (1.15)
                                               --------       --------
Change in net asset value                          0.27           0.72
                                               --------       --------
NET ASSET VALUE, END OF PERIOD                 $  12.75       $  12.48
                                               ========       ========
Total return(1)                                    9.80%         16.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $114,837       $141,110
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               1.64%          1.59%
  Net investment income                            2.64%(5)       3.69%(5)
Portfolio turnover                                  187%           239%

                                                                                   CLASS B
                                                    ---------------------------------------------------------------------
                                                    SIX MONTHS                                                    FROM
                                                       ENDED                YEAR ENDED DECEMBER 31              INCEPTION
                                                      6/30/00         -----------------------------------       4/8/96 TO
                                                    (UNAUDITED)        1999          1998          1997         12/31/96
Net asset value, beginning of period                  $ 14.15         $ 14.28       $ 12.79       $ 12.90        $ 12.43
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           0.15(4)         0.21(4)       0.26(5)       0.04(5)        0.13(5)
  Net realized and unrealized gain (loss)               (0.11)           0.91          1.53          1.84           1.00
                                                      -------         -------       -------       -------        -------
      TOTAL FROM INVESTMENT OPERATIONS                   0.04            1.12          1.79          1.88           1.13
                                                      -------         -------       -------       -------        -------
LESS DISTRIBUTIONS
  Dividends from net investment income                  (0.11)          (0.14)        (0.26)           --          (0.17)
  Dividends from net realized gains                        --           (1.11)        (0.04)        (1.99)         (0.49)
                                                      -------         -------       -------       -------        -------
      TOTAL DISTRIBUTIONS                               (0.11)          (1.25)        (0.30)        (1.99)         (0.66)
                                                      -------         -------       -------       -------        -------
Change in net asset value                               (0.07)          (0.13)         1.49         (0.11)          0.47
                                                      -------         -------       -------       -------        -------
NET ASSET VALUE, END OF PERIOD                        $ 14.08         $ 14.15       $ 14.28       $ 12.79        $ 12.90
                                                      =======         =======       =======       =======        =======
Total return(1)                                          0.26%(3)        8.03%        14.06%        14.67%          9.11%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $35,078         $39,910       $33,172       $18,117         $6,339

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     2.23%(2)        2.21%         2.21%         2.29%          2.34%(2)
  Net investment income                                  2.13%(2)        1.44%         2.07%(5)      1.70%(5)       1.94%(2)(5)
Portfolio turnover                                         56%(3)          50%           62%          168%           187%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.
(5)  Includes realized gains and losses on foreign currency transactions.

58                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS C
                                                    --------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                  YEAR ENDED DECEMBER 31
                                                      6/30/00         --------------------------------------
                                                    (UNAUDITED)         1999           1998           1997
Net asset value, beginning of period                 $  13.92         $  14.07       $  12.63       $  12.76
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           0.15(4)          0.21(4)        0.29(5)        0.04(5)
  Net realized and unrealized gain (loss)               (0.10)            0.89           1.48           1.82
                                                     --------         --------       --------       --------
      TOTAL FROM INVESTMENT OPERATIONS                   0.05             1.10           1.77           1.86
                                                     --------         --------       --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment income                  (0.11)           (0.14)         (0.29)            --
  Dividends from net realized gains                        --            (1.11)         (0.04)         (1.99)
                                                     --------         --------       --------       --------
      TOTAL DISTRIBUTIONS                               (0.11)           (1.25)         (0.33)         (1.99)
                                                     --------         --------       --------       --------
Change in net asset value                               (0.06)           (0.15)          1.44          (0.13)
                                                     --------         --------       --------       --------
NET ASSET VALUE, END OF PERIOD                       $  13.86         $  13.92       $  14.07       $  12.63
                                                     ========         ========       ========       ========
Total return(1)                                          0.34%(3)         8.01%         14.03%         14.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $317,921         $379,445       $429,655       $407,625

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     2.23%(2)         2.21%          2.21%          2.29%
  Net investment income                                  2.13%(2)         1.43%          2.07%(5)       1.70%(5)
Portfolio turnover                                         56%(3)           50%            62%           168%

                                                       CLASS C
                                               -----------------------

                                               YEAR ENDED DECEMBER 31
                                               -----------------------
                                                 1996           1995
Net asset value, beginning of period           $  12.49       $  11.73
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                     0.27(5)        0.38(5)
  Net realized and unrealized gain (loss)          0.85           1.40
                                               --------       --------
      TOTAL FROM INVESTMENT OPERATIONS             1.12           1.78
                                               --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment income            (0.36)         (0.62)
  Dividends from net realized gains               (0.49)         (0.40)
                                               --------       --------
      TOTAL DISTRIBUTIONS                         (0.85)         (1.02)
                                               --------       --------
Change in net asset value                          0.27           0.76
                                               --------       --------
NET ASSET VALUE, END OF PERIOD                 $  12.76       $  12.49
                                               ========       ========
Total return(1)                                    9.03%         15.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $426,194       $527,432
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               2.34%          2.29%
  Net investment income                            1.94%(5)       2.99%(5)
Portfolio turnover                                  187%           239%

                                                                                  CLASS I
                                                    -------------------------------------------------------------------
                                                    SIX MONTHS                                                  FROM
                                                       ENDED               YEAR ENDED DECEMBER 31            INCEPTION
                                                      6/30/00         --------------------------------       11/1/96 TO
                                                    (UNAUDITED)        1999         1998         1997         12/31/96
Net asset value, beginning of period                  $14.18          $14.31       $13.05       $12.99         $13.02
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                          0.23(4)         0.36(4)      0.56(5)      0.09(5)        0.05(5)
  Net realized and unrealized gain (loss)              (0.11)           0.91         1.41         1.96           0.45
                                                      ------          ------       ------       ------         ------
      TOTAL FROM INVESTMENT OPERATIONS                  0.12            1.27         1.97         2.05           0.50
                                                      ------          ------       ------       ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income                 (0.16)          (0.29)       (0.67)          --          (0.04)
  Dividends from net realized gains                       --           (1.11)       (0.04)       (1.99)         (0.49)
                                                      ------          ------       ------       ------         ------
      TOTAL DISTRIBUTIONS                              (0.16)          (1.40)       (0.71)       (1.99)         (0.53)
                                                      ------          ------       ------       ------         ------
Change in net asset value                              (0.04)          (0.13)        1.26         0.06          (0.03)
                                                      ------          ------       ------       ------         ------
NET ASSET VALUE, END OF PERIOD                        $14.14          $14.18       $14.31       $13.05         $12.99
                                                      ======          ======       ======       ======         ======
Total return(1)                                         0.85%(3)        9.08%       15.16%       15.88%          3.83%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $2,862          $2,214       $1,848       $2,645         $2,893

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                    1.23%(2)        1.21%        1.21%        1.29%          1.34%(2)
  Net investment income                                 3.18%(2)        2.43%        3.07%(5)     2.70%(5)       2.94%(2)(5)
Portfolio turnover                                        56%(3)          50%          62%         168%           187%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.
(5)  Includes realized gains and losses on foreign currency transactions.

                       See Notes to Financial Statements                      59

PHOENIX-ZWEIG STRATEGY FUND

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--66.4%
AEROSPACE/DEFENSE--0.9%
Boeing Co. (The)........................        70,000  $  2,926,875

ALUMINUM--0.3%
Alcoa, Inc..............................        36,000     1,044,000

AUTO PARTS & EQUIPMENT--0.0%
Visteon Corp.(b)........................           917        11,113

AUTOMOBILES--0.5%
Ford Motor Co...........................         7,000       301,000
General Motors Corp.....................        21,000     1,219,312
                                                        ------------
                                                           1,520,312
                                                        ------------

BANKS (MAJOR REGIONAL)--2.0%
Firstar Corp............................        82,000     1,727,125
FleetBoston Financial Corp..............        57,000     1,938,000
PNC Financial Services Group............        56,000     2,625,000
                                                        ------------
                                                           6,290,125
                                                        ------------

BANKS (MONEY CENTER)--0.6%
Chase Manhattan Corp. (The).............        27,900     1,285,144
Morgan (J.P.) & Co., Inc................         5,000       550,625
                                                        ------------
                                                           1,835,769
                                                        ------------

BEVERAGES (ALCOHOLIC)--0.3%
Coors (Adolph) Co. Class B..............        14,000       847,000

BEVERAGES (NON-ALCOHOLIC)--1.4%
PepsiCo, Inc............................        97,000     4,310,437
BIOTECHNOLOGY--1.3%
Amgen, Inc.(b)(c).......................        16,400     1,152,100
Biogen, Inc.(b).........................        10,000       645,000
Chiron Corp.(b).........................        46,000     2,185,000
                                                        ------------
                                                           3,982,100
                                                        ------------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.4%
Comcast Corp. Special Class A(b)........        16,000       648,000

                                               SHARES      VALUE
                                              --------  ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--CONTINUED
Infinity Broadcasting Corp. Class
A(b)....................................        19,000  $    692,312
                                                        ------------
                                                           1,340,312
                                                        ------------

BUILDING MATERIALS--0.1%
USG Corp................................         9,400       285,525

CHEMICALS (DIVERSIFIED)--0.7%
FMC Corp.(b)............................        40,000     2,320,000

COMMUNICATIONS EQUIPMENT--4.1%
ADC Telecommunications, Inc.(b).........        44,000     3,690,500
Lucent Technologies, Inc................        63,000     3,732,750
Motorola, Inc...........................        63,000     1,830,937
QUALCOMM, Inc.(b).......................        29,000     1,740,000
Sycamore Networks, Inc.(b)..............         5,000       551,875
Tellabs, Inc.(b)........................        21,000     1,437,187
                                                        ------------
                                                          12,983,249
                                                        ------------

COMPUTERS (HARDWARE)--3.2%
Compaq Computer Corp....................        57,000     1,457,062
Dell Computer Corp.(b)..................        66,000     3,254,625
International Business Machines Corp....        16,000     1,753,000
Sun Microsystems, Inc.(b)...............        41,000     3,728,437
                                                        ------------
                                                          10,193,124
                                                        ------------

COMPUTERS (NETWORKING)--2.6%
3Com Corp.(b)...........................        46,000     2,650,750
Cisco Systems, Inc.(b)..................        69,000     4,385,812
Network Appliance, Inc. (b).............        17,000     1,368,500
                                                        ------------
                                                           8,405,062
                                                        ------------

COMPUTERS (PERIPHERALS)--2.2%
EMC Corp.(b)............................        56,000     4,308,500
Seagate Technology, Inc.(b).............        48,000     2,640,000
                                                        ------------
                                                           6,948,500
                                                        ------------

COMPUTERS (SOFTWARE & SERVICES)--4.4%
Adobe Systems, Inc......................        22,000     2,860,000
eBay, Inc.(b)...........................        28,000     1,520,750
Microsoft Corp.(b)......................        53,000     4,240,000

60                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                                               SHARES      VALUE
                                              --------  ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
Oracle Corp.(b).........................        34,000  $  2,858,125
Siebel Systems, Inc.(b).................         6,000       981,375
Yahoo!, Inc.(b).........................        13,000     1,610,375
                                                        ------------
                                                          14,070,625
                                                        ------------

CONSUMER FINANCE--1.5%
Household International, Inc............         7,000       290,937
MBNA Corp...............................        74,000     2,007,250
Providian Financial Corp................        29,000     2,610,000
                                                        ------------
                                                           4,908,187
                                                        ------------

DISTRIBUTORS (FOOD & HEALTH)--1.1%
Cardinal Health, Inc....................        48,000     3,552,000
ELECTRIC COMPANIES--0.8%
Edison International....................        41,000       840,500
Entergy Corp............................        32,000       870,000
Public Service Enterprise Group, Inc....        21,000       727,125
                                                        ------------
                                                           2,437,625
                                                        ------------

ELECTRICAL EQUIPMENT--2.5%
Cooper Industries, Inc..................        27,000       879,188
General Electric Co.....................       108,000     5,724,000
Solectron Corp.(b)......................        32,000     1,340,000
                                                        ------------
                                                           7,943,188
                                                        ------------

ELECTRONICS (SEMICONDUCTORS)--2.8%
Analog Devices, Inc.(b).................        43,200     3,283,200
Intel Corp..............................        28,000     3,743,250
Texas Instruments, Inc..................        26,000     1,785,875
                                                        ------------
                                                           8,812,325
                                                        ------------
ENTERTAINMENT--0.2%
Walt Disney Co. (The)...................        20,000       776,250

EQUIPMENT (SEMICONDUCTORS)--2.2%
Applied Materials, Inc.(b)..............        42,000     3,806,250
KLA-Tencor Corp.(b).....................        24,000     1,405,500
Teradyne, Inc.(b).......................        26,000     1,911,000
                                                        ------------
                                                           7,122,750
                                                        ------------

FINANCIAL (DIVERSIFIED)--1.8%
Citigroup, Inc..........................        68,010     4,097,603
Fannie Mae..............................        30,000     1,565,625
                                                        ------------
                                                           5,663,228
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------

FOODS--0.4%
ConAgra, Inc............................        70,000  $  1,334,375

FOOTWEAR--0.3%
NIKE, Inc. Class B......................        21,000       836,063

HEALTH CARE (DIVERSIFIED)--1.3%
Abbott Laboratories.....................        35,000     1,559,688
Johnson & Johnson.......................        24,000     2,445,000
                                                        ------------
                                                           4,004,688
                                                        ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--3.9%
Merck & Co., Inc........................        80,000     6,130,000
Pfizer, Inc.............................        49,000     2,352,000
Schering-Plough Corp....................        81,000     4,090,500
                                                        ------------
                                                          12,572,500
                                                        ------------

HEALTH CARE (HOSPITAL MANAGEMENT)--0.2%
Tenet Healthcare Corp.(b)...............        28,000       756,000

HEALTH CARE (MANAGED CARE)--0.8%
Aetna, Inc..............................        21,000     1,347,938
UnitedHealth Group, Inc.................        12,000     1,029,000
                                                        ------------
                                                           2,376,938
                                                        ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.3%
Baxter International, Inc...............        12,500       878,906

HOUSEHOLD PRODUCTS (NON-DURABLE)--1.8%
Clorox Co. (The)........................        36,000     1,613,250
Colgate-Palmolive Co....................         9,000       538,875
Kimberly-Clark Corp.....................        38,000     2,180,250
Procter & Gamble Co. (The)..............        23,000     1,316,750
                                                        ------------
                                                           5,649,125
                                                        ------------

HOUSEWARES--0.2%
Tupperware Corp.........................        33,000       726,000

INSURANCE (MULTI-LINE)--0.7%
CIGNA Corp..............................        25,000     2,337,500

INSURANCE (PROPERTY-CASUALTY)--0.2%
MGIC Investment Corp....................        16,000       728,000

INVESTMENT BANKING/BROKERAGE--1.0%
AXA Financial, Inc......................        35,000     1,190,000
Lehman Brothers Holdings, Inc...........        10,000       945,625

                       See Notes to Financial Statements                      61

Phoenix-Zweig Strategy Fund

                                               SHARES      VALUE
                                              --------  ------------
INVESTMENT BANKING/BROKERAGE--CONTINUED
Merrill Lynch & Co., Inc................         9,000  $  1,035,000
                                                        ------------
                                                           3,170,625
                                                        ------------

MACHINERY (DIVERSIFIED)--0.2%
Dover Corp..............................         4,000       162,250
Ingersoll-Rand Co.......................        15,000       603,750
                                                        ------------
                                                             766,000
                                                        ------------

MANUFACTURING (DIVERSIFIED)--1.7%
Eaton Corp..............................        25,000     1,675,000
Tyco International Ltd..................        79,000     3,742,625
                                                        ------------
                                                           5,417,625
                                                        ------------

NATURAL GAS--1.4%
Coastal Corp. (The).....................        52,000     3,165,500
Enron Corp..............................        21,000     1,354,500
                                                        ------------
                                                           4,520,000
                                                        ------------

OIL & GAS (DRILLING & EQUIPMENT)--1.4%
Diamond Offshore Drilling, Inc..........        66,000     2,318,250
Transocean Sedco Forex, Inc.............        41,000     2,190,938
                                                        ------------
                                                           4,509,188
                                                        ------------

OIL (DOMESTIC INTEGRATED)--1.0%
Occidental Petroleum Corp...............        41,000       863,563
USX-Marathon Group......................        90,000     2,255,625
                                                        ------------
                                                           3,119,188
                                                        ------------

OIL (INTERNATIONAL INTEGRATED)--1.2%
Chevron Corp............................        10,000       848,125
Exxon Mobil Corp........................        19,000     1,492,688
Texaco, Inc.............................        27,000     1,437,750
                                                        ------------
                                                           3,778,563
                                                        ------------

PAPER & FOREST PRODUCTS--0.4%
Georgia-Pacific Group...................        51,000     1,338,750

RAILROADS--0.1%
Burlington Northern Santa Fe Corp.......        20,000       458,750

RESTAURANTS--0.2%
Tricon Global Restaurants, Inc.(b)......        22,000       621,500
RETAIL (BUILDING SUPPLIES)--0.9%
Home Depot, Inc. (The)..................        55,000     2,746,563

                                               SHARES      VALUE
                                              --------  ------------

RETAIL (COMPUTERS & ELECTRONICS)--0.6%
Best Buy Co., Inc.(b)...................        32,000  $  2,024,000

RETAIL (GENERAL MERCHANDISE)--1.0%
Wal-Mart Stores, Inc....................        53,000     3,054,125

RETAIL (SPECIALTY-APPAREL)--0.2%
TJX Cos., Inc. (The)....................        41,000       768,750

SERVICES (ADVERTISING/MARKETING)--0.1%
Interpublic Group of Cos., Inc. (The)...        10,000       430,000

SERVICES (DATA PROCESSING)--0.3%
First Data Corp.........................        21,000     1,042,125

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.9%
Sprint Corp. (PCS Group)(b).............        27,000     1,606,500
United States Cellular Corp.(b).........        20,000     1,260,000
                                                        ------------
                                                           2,866,500
                                                        ------------

TELECOMMUNICATIONS (LONG DISTANCE)--1.5%
AT&T Corp...............................        58,000     1,834,250
WorldCom, Inc.(b).......................        67,000     3,073,625
                                                        ------------
                                                           4,907,875
                                                        ------------

TELEPHONE--3.7%
Bell Atlantic Corp......................        30,000     1,524,375
BellSouth Corp..........................        74,000     3,154,250
SBC Communications, Inc.................        89,000     3,849,250
U S West, Inc...........................        40,000     3,430,000
                                                        ------------
                                                          11,957,875
                                                        ------------

TOBACCO--0.6%
Philip Morris Cos., Inc.................        72,000     1,912,500
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $194,252,103)                           212,140,278
--------------------------------------------------------------------

FOREIGN COMMON STOCKS--0.2%

GOLD & PRECIOUS METALS MINING--0.2%
Barrick Gold Corp. (Canada).............        35,000       636,562
--------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $637,602)                                   636,562
--------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--66.6%
(IDENTIFIED COST $194,889,705)                           212,776,840
--------------------------------------------------------------------

62                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                                                PAR
                                               VALUE
                                               (000)       VALUE
                                              --------  ------------
SHORT-TERM OBLIGATIONS--34.1%

U.S. GOVERNMENT SECURITIES--0.5%
U.S. Treasury Bill 5.51%, 8/17/00(c)....      $    500  $    496,403
U.S. Treasury Bill 5.61%, 9/21/00.......         1,000       987,466
                                                        ------------
                                                           1,483,869
                                                        ------------
FEDERAL AGENCY SECURITIES--12.3%
Freddie Mac Discount Note 6.41%,
7/18/00.................................        15,000    14,954,596
Freddie Mac Discount Note 6.42%,
7/18/00.................................        14,518    14,473,986
Freddie Mac Discount Note 6.425%,
8/15/00.................................        10,000     9,919,688
                                                        ------------
                                                          39,348,270
                                                        ------------

REPURCHASE AGREEMENT--21.3%
Morgan Stanley & Co., Inc. repurchase
agreement, 6.72%, dated 6/30/00 due
7/3/00, repurchase price $38,190,375,
collateralized by Fannie Mae Bonds 5.50%
to 7%, 4/1/12 to 6/1/29, market value
$39,200,112.............................        38,169    38,169,000
                                                PAR
                                               VALUE
                                               (000)       VALUE
                                              --------  ------------
REPURCHASE AGREEMENT--CONTINUED

Prudential Securities, Inc. repurchase
agreement, 6.80%, dated 6/30/00 due
7/3/00, repurchase price $30,017,000
collateralized by U.S. Treasury Bond
7.50%, 11/15/16 and FHLB Discount Note
6.61%, 7/7/00, market value
$30,600,906.............................      $ 30,000  $ 30,000,000
                                                        ------------
                                                          68,169,000
                                                        ------------
--------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $109,000,894)                           109,001,139
--------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $303,890,599)                          321,777,979(a)
Cash and receivables, less liabilities--(0.7%)           (2,244,208)
                                                       ------------
NET ASSETS--100.0%                                     $319,533,771
                                                       ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $29,518,659 and gross depreciation of $12,548,418 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $304,807,738.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral.

                       See Notes to Financial Statements                      63

Phoenix-Zweig Strategy Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value, exclusive of repurchase
  agreements (Identified cost $235,721,599)                   $  253,608,979
Repurchase agreements, at value
  (Identified cost $68,169,000)                                   68,169,000
Receivables
  Dividends and interest                                             212,274
  Fund shares sold                                                    18,234
Prepaid expenses                                                       6,202
                                                              --------------
      Total assets                                               322,014,689
                                                              --------------
LIABILITIES
Payables
  Custodian                                                          248,704
  Fund shares repurchased                                          1,509,418
  Investment advisory fee                                            202,911
  Transfer agent fee                                                 175,030
  Distribution fee                                                   173,680
  Financial agent fee                                                 11,312
  Trustees' fee                                                        4,051
Accrued expenses                                                     155,812
                                                              --------------
    Total liabilities                                              2,480,918
                                                              --------------
NET ASSETS                                                    $  319,533,771
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  283,791,124
Undistributed net investment income                                1,351,620
Accumulated net realized gain                                     16,503,647
Net unrealized appreciation                                       17,887,380
                                                              --------------
NET ASSETS                                                    $  319,533,771
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $162,122,115)               14,781,053
Net asset value price per share                                       $10.97
Offering price per share $10.97/(1-5.75%)                             $11.64
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $33,206,518)                 3,002,750
Net asset value and offering price per share                          $11.06
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $122,633,296)               11,117,117
Net asset value and offering price per share                          $11.03
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,571,842)                    141,217
Net asset value and offering price per share                          $11.13

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    4,924,680
Dividends                                                          1,186,823
Foreign taxes withheld                                                (1,702)
                                                              --------------
    Total investment income                                        6,109,801
                                                              --------------
EXPENSES
Investment advisory fee                                            1,385,476
Distribution fee, Class A                                            275,819
Distribution fee, Class B                                            193,386
Distribution fee, Class C                                            726,831
Financial agent fee                                                   70,686
Transfer agent                                                       367,510
Printing                                                             100,305
Custodian                                                             58,564
Professional                                                          31,202
Registration                                                          19,871
Trustees                                                               9,476
Miscellaneous                                                         15,722
                                                              --------------
    Total expenses                                                 3,254,848
                                                              --------------
NET INVESTMENT INCOME                                              2,854,953
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    6,069,377
Net realized gain on futures contracts                               576,164
Net change in unrealized appreciation (depreciation) on
  investments                                                    (15,735,967)
                                                              --------------
NET LOSS ON INVESTMENTS                                           (9,090,426)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   (6,235,473)
                                                              ==============

64                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                             6/30/00      Year Ended
                                           (Unaudited)     12/31/99
                                          -------------  -------------
FROM OPERATIONS
  Net investment income (loss)            $   2,854,953  $   7,561,097
  Net realized gain (loss)                    6,645,541     89,738,680
  Net change in unrealized appreciation
    (depreciation)                          (15,735,967)   (87,912,801)
                                          -------------  -------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                (6,235,473)     9,386,976
                                          -------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A             (1,998,000)    (5,530,836)
  Net investment income, Class B               (314,378)      (750,758)
  Net investment income, Class C             (1,149,753)    (2,960,713)
  Net investment income, Class I                (20,800)       (38,103)
  Net realized gains, Class A                  (808,013)   (56,259,519)
  Net realized gains, Class B                  (166,428)   (12,108,686)
  Net realized gains, Class C                  (613,946)   (47,943,073)
  Net realized gains, Class I                    (7,627)      (369,679)
                                          -------------  -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (5,078,945)  (125,961,367)
                                          -------------  -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (61,321
    and 22,172,492 shares, respectively)        675,132    328,411,814
  Net asset value of shares issued from
    reinvestment of distributions
    (206,367 and 5,016,929 shares,
    respectively)                             2,265,901     56,137,856
  Cost of shares repurchased (5,353,610
    and 34,971,145 shares, respectively)    (58,724,742)  (514,202,909)
                                          -------------  -------------
Total                                       (55,783,709)  (129,653,239)
                                          -------------  -------------
CLASS B
  Proceeds from sales of shares (57,290
    and 135,743 shares, respectively)           633,433      1,978,122
  Net asset value of shares issued from
    reinvestment of distributions
    (34,821 and 1,053,995 shares,
    respectively)                               385,473     11,808,517
  Cost of shares repurchased (1,284,703
    and 2,534,806 shares, respectively)     (14,155,294)   (36,739,583)
                                          -------------  -------------
Total                                       (13,136,388)   (22,952,944)
                                          -------------  -------------
CLASS C
  Proceeds from sales of shares (116,154
    and 347,368 shares, respectively)         1,279,754      5,067,332
  Net asset value of shares issued from
    reinvestment of distributions
    (122,313 and 4,190,253 shares,
    respectively)                             1,350,331     46,828,670
  Cost of shares repurchased (5,475,719
    and 16,696,607 shares, respectively)    (60,221,094)  (242,708,801)
                                          -------------  -------------
Total                                       (57,591,009)  (190,812,799)
                                          -------------  -------------
CLASS I
  Proceeds from sales of shares (0 and
    13,384 shares, respectively)                     --        195,000
  Net asset value of shares issued from
    reinvestment of distributions
    (2,551 and 35,899 shares,
    respectively)                                28,427        407,769
  Cost of shares repurchased (0 and
    4,761 shares, respectively)                      --        (72,123)
                                          -------------  -------------
Total                                            28,427        530,646
                                          -------------  -------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (126,482,679)  (342,888,336)
                                          -------------  -------------
  NET INCREASE (DECREASE) IN NET ASSETS    (137,797,097)  (459,462,727)
NET ASSETS
  Beginning of period                       457,330,868    916,793,595
                                          -------------  -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS)
    OF $1,351,620 AND $1,979,598,
    RESPECTIVELY]                         $ 319,533,771  $ 457,330,868
                                          =============  =============

                       See Notes to Financial Statements                      65

Phoenix-Zweig Strategy Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                         --------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                      YEAR ENDED DECEMBER 31
                                           6/30/00           ------------------------------------------
                                         (UNAUDITED)           1999             1998             1997
Net asset value, beginning of
  period                                  $  11.24           $  14.80         $  15.77         $  15.01
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)                0.10(4)            0.22(4)          0.17             0.20
  Net realized and unrealized
    gain (loss)                              (0.17)              0.07            (0.48)            2.49
                                          --------           --------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                           (0.07)              0.29            (0.31)            2.69
                                          --------           --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                   (0.14)             (0.28)           (0.18)           (0.19)
  Dividends from net realized
    gains                                    (0.06)             (3.57)           (0.48)           (1.74)
                                          --------           --------         --------         --------
      TOTAL DISTRIBUTIONS                    (0.20)             (3.85)           (0.66)           (1.93)
                                          --------           --------         --------         --------
Change in net asset value                    (0.27)             (3.56)           (0.97)            0.76
                                          --------           --------         --------         --------
NET ASSET VALUE, END OF PERIOD            $  10.97           $  11.24         $  14.80         $  15.77
                                          ========           ========         ========         ========
Total return(1)                              (0.79)%(3)          2.63%          (1.88)%           18.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $162,122           $223,269         $409,065         $565,721

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.42%(2)           1.28%           1.24%             1.24%
  Net investment income                       1.89%(2)           1.54%           0.97%             1.20%
Portfolio turnover                             105%(3)            141%            116%              126%

                                           CLASS A
                                  -------------------------

                                   YEAR ENDED DECEMBER 31
                                  -------------------------
                                    1996             1995
Net asset value, beginning of
  period                          $  14.51         $  12.36
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.20             0.27
  Net realized and unrealized
    gain (loss)                       1.68             2.80
                                  --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                    1.88             3.07
                                  --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                           (0.20)           (0.37)
  Dividends from net realized
    gains                            (1.18)           (0.55)
                                  --------         --------
      TOTAL DISTRIBUTIONS            (1.38)           (0.92)
                                  --------         --------
Change in net asset value             0.50             2.15
                                  --------         --------
NET ASSET VALUE, END OF PERIOD    $  15.01         $  14.51
                                  ========         ========
Total return(1)                      13.00%           25.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                     $581,149         $558,286
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                  1.28%            1.27%
  Net investment income               1.27%            1.92%
Portfolio turnover                     181%              95%

                                                                            CLASS B
                                         -----------------------------------------------------------------------------
                                         SIX MONTHS                                                            FROM
                                            ENDED                    YEAR ENDED DECEMBER 31                  INCEPTION
                                           6/30/00           ---------------------------------------         4/8/96 TO
                                         (UNAUDITED)          1999            1998            1997           12/31/96
Net asset value, beginning of
  period                                   $ 11.34           $ 14.90         $ 15.86         $ 15.07          $ 15.12
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)                0.07(4)           0.12(4)         0.05            0.07             0.06
  Net realized and unrealized
    gain (loss)                              (0.19)             0.07           (0.48)           2.53             1.13
                                           -------           -------         -------         -------          -------
      TOTAL FROM INVESTMENT
        OPERATIONS                           (0.12)             0.19           (0.43)           2.60             1.19
                                           -------           -------         -------         -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                   (0.10)            (0.18)          (0.05)          (0.07)           (0.06)
  Dividends from net realized
    gains                                    (0.06)            (3.57)          (0.48)          (1.74)           (1.18)
                                           -------           -------         -------         -------          -------
      TOTAL DISTRIBUTIONS                    (0.16)            (3.75)          (0.53)          (1.81)           (1.24)
                                           -------           -------         -------         -------          -------
Change in net asset value                    (0.28)            (3.56)          (0.96)           0.79            (0.05)
                                           -------           -------         -------         -------          -------
NET ASSET VALUE, END OF PERIOD             $ 11.06           $ 11.34         $ 14.90         $ 15.86          $ 15.07
                                           =======           =======         =======         =======          =======
Total return(1)                              (1.16)%(3)         1.91%         (2.61)%          17.33%            7.88%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $33,207           $47,557         $82,531         $76,820          $42,317

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.11%(2)          1.98%          1.94%            1.94%            1.98%(2)
  Net investment income                       1.19%(2)          0.84%          0.27%            0.50%            0.57%(2)
Portfolio turnover                             105%(3)           141%           116%             126%             181%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

66                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS C
                                         --------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                      YEAR ENDED DECEMBER 31
                                           6/30/00           ------------------------------------------
                                         (UNAUDITED)           1999             1998             1997
Net asset value, beginning of
  period                                  $  11.31           $  14.86         $  15.81         $  15.04
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)                0.07(4)            0.12(4)          0.05             0.07
  Net realized and unrealized
    gain (loss)                              (0.19)              0.07            (0.48)            2.52
                                          --------           --------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                           (0.12)              0.19            (0.43)            2.59
                                          --------           --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                   (0.10)             (0.17)           (0.04)           (0.08)
  Dividends from net realized
    gains                                    (0.06)             (3.57)           (0.48)           (1.74)
                                          --------           --------         --------         --------
      TOTAL DISTRIBUTIONS                    (0.16)             (3.74)           (0.52)           (1.82)
                                          --------           --------         --------         --------
Change in net asset value                    (0.28)             (3.55)           (0.95)            0.77
                                          --------           --------         --------         --------
NET ASSET VALUE, END OF PERIOD            $  11.03           $  11.31         $  14.86         $  15.81
                                          ========           ========         ========         ========
Total return(1)                              (1.17)%(3)          1.94%          (2.64)%           17.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $122,633           $184,924         $423,791         $591,512

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.11%(2)           1.98%           1.94%             1.94%
  Net investment income                       1.19%(2)           0.81%           0.27%             0.50%
Portfolio turnover                             105%(3)            141%            116%              126%

                                           CLASS C
                                  -------------------------

                                   YEAR ENDED DECEMBER 31
                                  -------------------------
                                    1996             1995
Net asset value, beginning of
  period                          $  14.56         $  12.35
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.11             0.16
  Net realized and unrealized
    gain (loss)                       1.66             2.82
                                  --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                    1.77             2.98
                                  --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                           (0.11)           (0.22)
  Dividends from net realized
    gains                            (1.18)           (0.55)
                                  --------         --------
      TOTAL DISTRIBUTIONS            (1.29)           (0.77)
                                  --------         --------
Change in net asset value             0.48             2.21
                                  --------         --------
NET ASSET VALUE, END OF PERIOD    $  15.04         $  14.56
                                  ========         ========
Total return(1)                      12.19%           24.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                     $621,334         $530,300
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                  1.98%            1.97%
  Net investment income               0.57%            1.22%
Portfolio turnover                     181%              95%

                                                                           CLASS I
                                         ---------------------------------------------------------------------------
                                         SIX MONTHS                                                          FROM
                                            ENDED                   YEAR ENDED DECEMBER 31                INCEPTION
                                           6/30/00           ------------------------------------         11/1/96 TO
                                         (UNAUDITED)          1999           1998           1997           12/31/96
Net asset value, beginning of
  period                                   $11.40            $14.94         $15.87         $15.07           $15.42
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)               0.12(4)           0.28(4)        0.17           0.23             0.04
  Net realized and unrealized
    gain (loss)                             (0.18)             0.06          (0.45)          2.54             0.83
                                           ------            ------         ------         ------           ------
      TOTAL FROM INVESTMENT
        OPERATIONS                          (0.06)             0.34          (0.28)          2.77             0.87
                                           ------            ------         ------         ------           ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.15)            (0.31)         (0.17)         (0.23)           (0.04)
  Dividends from net realized
    gains                                   (0.06)            (3.57)         (0.48)         (1.74)           (1.18)
                                           ------            ------         ------         ------           ------
      TOTAL DISTRIBUTIONS                   (0.21)            (3.88)         (0.65)         (1.97)           (1.22)
                                           ------            ------         ------         ------           ------
Change in net asset value                   (0.27)            (3.54)         (0.93)          0.80            (0.35)
                                           ------            ------         ------         ------           ------
NET ASSET VALUE, END OF PERIOD             $11.13            $11.40         $14.94         $15.87           $15.07
                                           ======            ======         ======         ======           ======
Total return(1)                             (0.66)%(3)         2.96%        (1.66)%         18.52%            5.68%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $1,572            $1,581         $1,407         $1,070             $903

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                         1.13%(2)          0.96%         0.94%           0.94%            0.98%(2)
  Net investment income                      2.19%(2)          1.92%         1.27%           1.50%            1.57%(2)
Portfolio turnover                            105%(3)           141%          116%            126%             181%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

                       See Notes to Financial Statements                      67

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix Zweig Trust ("the Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, seven Funds are offered for sale: Appreciation Fund, Foreign Equity Fund, Government Cash Fund, Government Fund, Growth & Income Fund, Managed Assets and Strategy Fund. Each Fund has distinct investment objectives. Each of the Funds (except Government and Government Cash Funds) strives to increase investment value over the long term (capital appreciation) consistent with preserving capital and reducing portfolio exposure to market risk. The Government and Government Cash Funds focus on returning high current income. The Government Cash Fund also strives to maintain liquidity and preserve capital. Growth & Income Fund, in addition to seeking capital appreciation, strives to provide income as a secondary objective. Managed Assets strives to increase investment value from capital appreciation, dividends and interest.

  The Trust offers Class A, Class B, Class C and Class I shares on each Fund (with the exception of Foreign Equity Fund, for which Class I shares have been closed) and one additional class of shares, Class M on Government Cash Fund. Effective April 3, 2000, certain Class A shares are sold with a front-end sales charge of up to 5.75% for all funds except Government Fund which is sold with a front-end sales charge of up to 4.75%. Prior to that date, the maximum sales charge for those certain Class A shares except Government Fund was 5.50%. Certain Class A shares, except Government Cash Fund may be sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase. Class I shares and Class M shares have no sales charge. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

  The Government Cash Fund uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. This valuation procedure allows each class of the Fund to maintain a constant net asset value of $1 per share.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Trust does not amortize premiums except for the Government Cash Fund but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED) (CONTINUED)

wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Foreign Equity Fund and Managed Assets may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Each Fund (other than Government Cash
Fund) may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. OPTIONS:

  Each Fund (other than Government Cash Fund), may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Funds (other than Government Cash Fund) may purchase options which are included in the Fund's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

I. ORGANIZATION EXPENSE:

  Organization expenses are amortized on a straight line basis over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of unamortized organization expenses.

J. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED) (CONTINUED)

K. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

L. BORROWINGS

  The Trust has entered into a Liquidity Line of Credit with The Bank of New York for $100,000,000. The Trust has not had to use the Line of Credit since it was established on July 21, 1997. If a Fund uses the Line of Credit, it will be collateralized by that Fund's portfolio.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Phoenix/ Zweig Advisers LLC (formerly Zweig/Glaser Advisers LLC prior to May 1, 2000), a wholly-owned subsidiary of Phoenix Investments Partners, Ltd., is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Appreciation Fund.......................   1.00%
Foreign Equity Fund.....................   1.00%
Government Cash Fund....................   0.50%
Government Fund.........................   0.60%
Growth & Income Fund....................   0.75%
Managed Assets..........................   1.00%
Strategy Fund...........................   0.75%

  The Adviser has agreed to reimburse the Government Cash Fund to the extent that total expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses) exceed 0.65% of the average daily net assets for Class A and Class C shares, 1.35% of the average daily net assets for Class B shares, 0.35% of the average daily net assets for Class I shares and 0.41% of the average daily net assets for Class M shares through April 30, 2001.

  Zweig Consulting LLC serves as the Investment Subadviser for all Funds except Government Cash Fund.

  PEPCO an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions of $4,518 for Class A shares and deferred sales charges of $1,896 for Class A shares, $660,899 for Class B shares and $23,767 for Class C shares for the six months ended June 30, 2000. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Fund. All Funds (other than Government Fund and Government Cash Fund) pay PEPCO a distribution fee at an annual rate of 1.00% for Class C shares applied to the average daily net assets of each Fund. The Government Cash Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class C shares applied to the average daily net assets of the Fund. The Government Fund pays PEPCO a distribution fee at an annual rate of 0.75% for Class C shares applied to the average daily net assets of the Fund. A separate distribution plan for Class M shares of Government Cash Fund provides that service organizations may be paid up to 0.30% of the average daily net assets of Class M shares, shared equally between Government Cash Fund and the Adviser. There is no distribution fee for Class I shares. The distributor has advised the Trust that of the total amount expensed for the six months ended June 30, 2000, $1,305,245 was retained by the Distributor and $2,789,127 was paid out to unaffiliated participants and $3,430 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  PEPCO serves Financial Agent of the Trust, and receives a fee for financial reporting, tax services and oversight of subagent's performance based upon the following annual rates as a percentage of the average daily net assets of each
Fund:

                                          1st $50   $50-200    $200+
                                          Million   Million   Million
                                          --------  --------  -------
All funds except Government Cash Fund...    0.07%     0.06%    0.01%

                                          1st $100  $100-500   $500+
                                          Million   Million   Million
                                          --------  --------  -------
Government Cash Fund....................    0.01%     0.04%    0.01%

  PFPC, Inc., a subagent to PEPCO, receives a fee which ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 2000, transfer agent fees were $992,070 of which PEPCO retained $250,030 which is net of fees paid to State Street.

  At June 30, 2000 PHL and its affiliates held shares of the Trust which aggregated the following:

                                                        Aggregate
                                                        Net Asset
                                            Shares        Value
                                          -----------  -----------
Government Cash Fund....................  61,860,128   $61,860,128

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED) (CONTINUED)

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended June 30, 2000 (excluding U.S. Government and agency securities, short-term securities, futures contracts and forward currency contracts) aggregated the following:

                                           Purchases       Sales
                                          ------------  ------------
Appreciation Fund.......................  $136,443,667  $156,502,969
Foreign Equity Fund.....................        98,033     1,293,693
Growth & Income Fund....................    15,396,737    16,146,481
Managed Assets..........................    72,842,201   122,575,890
Strategy Fund...........................   220,780,066   257,674,465

  Purchases and sales of U.S. Government and agency securities during the six months ended June 30, 2000 aggregated the following:

                                           Purchases       Sales
                                          ------------  -----------
Government Fund.........................  $ 37,045,308  $25,748,088
Managed Assets..........................   102,260,281   59,044,047

  At June 30, 2000, the Growth & Income Fund had entered into futures contracts as follows:

                                                     Value of
                                           Number    Contracts   Market        Net
                                             of        When     Value of    Unrealized
Description                               Contracts   Opened    Contracts  Appreciation
-----------                               ---------  ---------  ---------  ------------
Standard & Poor's 500 Index.............       (1)   $(368,125) $(367,025)    $1,100

4. FORWARD CURRENCY CONTRACTS

  As of June 30, 2000, Foreign Equity Fund had entered into the following forward currency contracts which contractually obligate the Fund to deliver currencies at specified dates:

                                                                                               Net
                                                                                            Unrealized
                                                                                           Appreciation
Contracts to Deliver                      In Exchange For  Settlement Date     Value      (Depreciation)
--------------------                      ---------------  ---------------  ------------  --------------
DKK  (1,200,000)........................  US$    (154,839)       9/20/00    $   (154,508)    $    331
NOK  (1,200,000)........................  US$    (139,373)       9/20/00        (140,213)        (840)
JPY (115,000,000).......................  US$  (1,104,707)       9/20/00      (1,102,489)       2,218
SEK  (2,000,000)........................  US$    (233,100)       9/20/00        (229,376)       3,724
CHF   (280,000).........................  US$    (173,590)       9/20/00        (173,394)         196
GBP   (260,000).........................  US$    (396,776)       9/20/00        (394,395)       2,381
                                                                                             --------
                                                                                             $  8,010
                                                                                             ========

  As of June 30, 2000, Managed Assets had entered into the following forward currency contracts which contractually obligate the Fund to deliver currencies at specified dates:

                                                                                          Net
                                                                                       Unrealized
                                                           Settlement                 Appreciation
Contracts to Deliver                      In Exchange For     Date        Value      (Depreciation)
--------------------                      ---------------  ----------  ------------  --------------
JPY (2,700,000,000).....................  US$ (25,936,599)   9/20/00   $(25,884,512)    $ 52,087
SEK  (90,000,000).......................  US$ (10,489,510)   9/20/00    (10,321,929)     167,581
GBP  (11,200,000).......................  US$ (17,091,873)   9/20/00    (16,989,260)     102,613
                                                                                        --------
                                                                                        $322,281
                                                                                        ========

DKK=Danish Krone              CHF=Swiss Franc
NOK=Norwegian Krone           GBP=British Pound
JPY=Japanese Yen              US=U.S. Dollar
SEK=Swedish Krona

5. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

6. OTHER

  As of June 30, 2000, the Government Cash Fund had 1 shareholder who individually owned more than 10% of shares outstanding which represents 45.8% of total net assets. This shareholder is not affiliated with PHL or PXP. In addition, affiliate holdings are presented in the table located within Note 2.

7. CAPITAL LOSS CARRYOVERS

  The following Funds have capital loss carryovers which may be used to offset future capital gains.

Expiration Date                           Government  Government
October 31,                               Cash Fund      Fund
-----------                               ----------  ----------
2001....................................         --   $7,227,155
2003....................................   $106,250    1,010,121
2004....................................        306           --
2007....................................         --      334,701
                                           --------   ----------
                                           $106,556   $8,571,977
                                           ========   ==========

  This report is not authorized for distribution to prospective investors in the Phoenix-Zweig Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-ZWEIG TRUST
900 Third Avenue, 31st Floor
New York, New York 10022

TRUSTEES
James Balog
Claire B. Benenson
S. Leland Dill
Donald B. Romans

OFFICERS
Philip R. McLoughlin, Chairman
Martin E. Zweig, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Carlton B. Neel, Senior Vice President
Thomas N. Steenburg, Senior Vice President
Barry M. Mandinach, First Vice President
David O'Brien, Vice President
Beth Abraham, Assistant Vice President
Nancy G. Curtiss, Treasurer
Marc Baltuch, Secretary

INVESTMENT ADVISER
Phoenix/Zweig Advisers LLC
900 Third Avenue, 31st Floor
New York, New York 10022-4728

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

WWW.PHOENIXINVESTMENTS.COM

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